                         MONTHLY SERVICER'S CERTIFICATE

             AMERICAN EXPRESS TRAVEL RELATED SERVICES COMPANY, INC.

                                   ----------

                  AMERICAN EXPRESS CREDIT ACCOUNT MASTER TRUST

                                   ----------

The undersigned, a duly authorized representative of American Express Travel Related Services Company, Inc., as Servicer ("TRS"), pursuant to the Pooling and Servicing Agreement, dated as of May 16, 1996 (as amended and supplemented, the "Agreement"), as supplemented by the Series Supplements (as amended and supplemented, the "Series Supplements"), among TRS, as Servicer, American Express Receivables Financing Corporation II, American Express Receivables Financing Corporation III LLC and American Express Receivables Financing Corporation IV LLC, as Transferors, and The Bank of New York, as Trustee, does hereby certify as follows:

1. Capitalized terms used in this Certificate have their respective meanings as set forth in the Agreement or the Series Supplements, as applicable.

2. TRS is, as of the date hereof, the Servicer under the Agreement.

3. The undersigned is a Servicing Officer.

4. This Certificate relates to the Distribution Date occurring on August 15, 2006 and covers activity from June 26, 2006 through July 26, 2006.

5. As of the date hereof, to the best knowledge of the undersigned, the Servicer has performed in all material respects all its obligations under the Agreement through the Monthly Period preceding such Distribution Date.

6. As of the date hereof, to the best knowledge of the undersigned, no Pay Out Event occurred on or prior to such Distribution date.

     IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Certificate this 10th day of August, 2006.

                                        AMERICAN EXPRESS TRAVEL RELATED
                                        SERVICES COMPANY, INC., as Servicer


                                        By:  /s/ Stephen J. Bakonyi
                                            ------------------------------------
                                        Name: Stephen J. Bakonyi
                                        Title: Vice President
                                               ABS Operations

I.  Monthly Period Trust Activity

A. Trust Activity                                        Trust Totals
---------------------------------------------------   -----------------
Record Date:                                              July 31, 2006
Number of days in period                                             31
Beginning Number of Accounts                                 19,756,637
Beginning Principal Receivable Balance, including
any additions or removals during the monthly period   26,541,380,937.65
   a. Addition of Principal Receivables                            0.00
   b. Removal of Principal Receivables                             0.00
Special Funding Account Balance                                    0.00
Beginning Total Principal Balance                     26,541,380,937.65
Finance Charge Collections (excluding
   Recoveries)                                           495,244,790.93
Recoveries                                                21,390,434.59
Total Collections of Finance Charge Receivables          516,635,225.52
Total Collections of Principal Receivables             7,008,890,964.25
Monthly Payment Rate                                           25.5556%
Defaulted amount                                          71,264,576.78
Annualized Default Rate                                         3.1819%
Trust Portfolio Yield                                          19.7574%
New Principal Receivables                              6,909,351,060.68
Ending Number of Accounts                                    19,718,975
Ending Principal Receivables Balance                  26,370,576,457.29
Ending Required Minimum Principal Balance             20,939,900,000.00
Ending Transferor Amount                               6,800,576,457.29
Ending Special Funding Account Balance                             0.00
Ending Total Principal Balance                        26,370,576,457.29

B. Series Allocations                       Series 2001-5   Series 2001-7    Series 2002-1    Series 2002-2    Series 2002-3
----------------------------------------   --------------   -------------   --------------   --------------   --------------
Group Number                                            2               2                2                2                2
Invested Amount                            500,000,000.00            0.00   920,000,000.00   940,000,000.00   920,000,000.00
Adjusted Invested Amount                   500,000,000.00            0.00   920,000,000.00   940,000,000.00   920,000,000.00
Principal Funding Account Balance                    0.00            0.00             0.00             0.00             0.00
Series Required Transferor Amount           35,000,000.00            0.00    64,400,000.00    65,800,000.00    64,400,000.00
Series Allocation Percentage                         2.55%           0.00%            4.70%            4.80%            4.70%
Series Alloc. Finance Charge Collections    13,199,673.62            0.00    24,287,399.46    24,815,386.41    24,287,399.46
Series Allocable Recoveries                    546,510.85            0.00     1,005,579.96     1,027,440.39     1,005,579.96
Series Alloc. Principal Collections        179,072,329.18            0.00   329,493,085.70   336,655,978.87   329,493,085.70
Series Allocable Defaulted Amount            1,820,760.78            0.00     3,350,199.83     3,423,030.26     3,350,199.83

B. Series Allocations                      Series 2002-5     Series 2002-6    Series 2003-1     Series 2003-2    Series 2003-3
----------------------------------------   --------------   --------------   --------------   ----------------   --------------
Group Number                                            2                2                2                  2                2
Invested Amount                            600,000,000.00   720,000,000.00   920,000,000.00   1,100,000,000.00   750,000,000.00
Adjusted Invested Amount                   600,000,000.00   720,000,000.00   920,000,000.00   1,100,000,000.00   750,000,000.00
Principal Funding Account Balance                    0.00             0.00             0.00               0.00             0.00
Series Required Transferor Amount           42,000,000.00    50,400,000.00    64,400,000.00      77,000,000.00    52,500,000.00
Series Allocation Percentage                         3.07%            3.68%            4.70%              5.62%            3.83%
Series Alloc. Finance Charge Collections    15,839,608.34    19,007,530.01    24,287,399.46      29,039,281.97    19,799,510.43
Series Allocable Recoveries                    655,813.02       786,975.62     1,005,579.96       1,202,323.87       819,766.27
Series Alloc. Principal Collections        214,886,795.02   257,864,154.02   329,493,085.70     393,959,124.20   268,608,493.78
Series Allocable Defaulted Amount            2,184,912.93     2,621,895.52     3,350,199.83       4,005,673.71     2,731,141.16

B. Series Allocations                       Series 2004-1    Series 2004-2    Series 2004-3     Series 2004-4
----------------------------------------   --------------   --------------   --------------   ----------------
Group Number                                            2                2                1                  2
Invested Amount                            800,000,000.00   400,000,000.00   600,000,000.00   1,100,000,000.00
Adjusted Invested Amount                   800,000,000.00   400,000,000.00   600,000,000.00   1,100,000,000.00
Principal Funding Account Balance                    0.00             0.00             0.00               0.00
Series Required Transferor Amount           56,000,000.00    28,000,000.00    42,000,000.00      77,000,000.00
Series Allocation Percentage                         4.09%            2.04%            3.07%              5.62%
Series Alloc. Finance Charge Collections    21,119,477.79    10,559,738.90    15,839,608.34      29,039,281.97
Series Allocable Recoveries                    874,417.36       437,208.68       655,813.02       1,202,323.87
Series Alloc. Principal Collections        286,515,726.69   143,257,863.35   214,886,795.02     393,959,124.20
Series Allocable Defaulted Amount            2,913,217.24     1,456,608.62     2,184,912.93       4,005,673.71

B. Series Allocations                        Series 2004-5     Series 2005-1    Series 2005-2    Series 2005-3    Series 2005-4
----------------------------------------   ----------------   --------------   --------------   --------------   --------------
Group Number                                              2                2                2                2                2
Invested Amount                            1,000,000,000.00   600,000,000.00   600,000,000.00   700,000,000.00   500,000,000.00
Adjusted Invested Amount                   1,000,000,000.00   600,000,000.00   600,000,000.00   700,000,000.00   500,000,000.00
Principal Funding Account Balance                      0.00             0.00             0.00             0.00             0.00
Series Required Transferor Amount             70,000,000.00    42,000,000.00    42,000,000.00    49,000,000.00    35,000,000.00
Series Allocation Percentage                           5.11%            3.07%            3.07%            3.58%            2.55%
Series Alloc. Finance Charge Collections      26,399,347.24    15,839,608.34    15,839,608.34    18,479,543.07    13,199,673.62
Series Allocable Recoveries                    1,093,021.70       655,813.02       655,813.02       765,115.19       546,510.85
Series Alloc. Principal Collections          358,144,658.37   214,886,795.02   214,886,795.02   250,701,260.86   179,072,329.18
Series Allocable Defaulted Amount              3,641,521.55     2,184,912.93     2,184,912.93     2,549,065.09     1,820,760.78

B. Series Allocations                        Series 2005-5     Series 2005-6    Series 2005-7    Series 2005-8    Series 2006-A
----------------------------------------   ----------------   --------------   --------------   --------------   --------------
Group Number                                              2                2                2                2                2
Invested Amount                            1,100,000,000.00   700,000,000.00   700,000,000.00   500,000,000.00   700,000,000.00
Adjusted Invested Amount                   1,100,000,000.00   700,000,000.00   700,000,000.00   500,000,000.00   700,000,000.00
Principal Funding Account Balance                      0.00             0.00             0.00             0.00             0.00
Series Required Transferor Amount             77,000,000.00    49,000,000.00    49,000,000.00    35,000,000.00    49,000,000.00
Series Allocation Percentage                           5.62%            3.58%            3.58%            2.55%            3.58%
Series Alloc. Finance Charge Collections      29,039,281.97    18,479,543.07    18,479,543.07    13,199,673.62    18,479,543.07
Series Allocable Recoveries                    1,202,323.87       765,115.19       765,115.19       546,510.85       765,115.19
Series Alloc. Principal Collections          393,959,124.20   250,701,260.86   250,701,260.86   179,072,329.18   250,701,260.86
Series Allocable Defaulted Amount              4,005,673.71     2,549,065.09     2,549,065.09     1,820,760.78     2,549,065.09

B. Series Allocations                  Series 2006-B     Series 2006-1     Series 2006-2      Trust Total
-----------------------------------   --------------   ----------------   --------------   -----------------
Group Number                                       2                  2                1
Invested Amount                       700,000,000.00   1,000,000,000.00   500,000,000.00   19,570,000,000.00
Adjusted Invested Amount              700,000,000.00   1,000,000,000.00   500,000,000.00   19,570,000,000.00
Principal Funding Account Balance               0.00               0.00             0.00                0.00
Series Required Transferor Amount      49,000,000.00      70,000,000.00    35,000,000.00    1,369,900,000.00
Series Allocation Percentage                    3.58%              5.11%            2.55%                100%
Series Alloc. Finance Charge
   Collections                         18,479,543.07      26,399,347.24    13,199,673.62      516,635,225.52
Series Allocable Recoveries               765,115.19       1,093,021.70       546,510.85       21,390,434.59
Series Alloc. Principal Collections   250,701,260.86     358,144,658.37   179,072,329.18    7,008,890,964.25
Series Allocable Defaulted Amount       2,549,065.09       3,641,521.55     1,820,760.78       71,264,576.78

C. Group Allocations

1. Group 1 Allocations                 Series 2004-3    Series 2006-2     Group 1 Total
-----------------------------------   --------------   --------------   ----------------
Invested Amount                       600,000,000.00   500,000,000.00   1,100,000,000.00
Investor Finance Charge Collections    11,679,163.79     9,732,636.50      21,411,800.29
Investor Monthly Interest               2,231,765.00     2,242,500.00       4,474,265.00
Investor Default Amount                 1,611,021.90     1,342,518.25       2,953,540.16
Investor Monthly Fees                   1,000,000.00       833,333.33       1,833,333.33
Investor Additional Amounts                     0.00             0.00               0.00
Total                                   4,842,786.90     4,418,351.59       9,261,138.49
Reallocated Investor Finance Charge
   Collections                         11,470,420.61     9,941,379.68      21,411,800.29
Available Excess                        6,627,633.71     5,523,028.09      12,150,661.80

2. Group 2 Allocations                 Series 2001-5    Series 2001-7    Series 2002-1    Series 2002-2    Series 2002-3
-----------------------------------   --------------   --------------   --------------   --------------   ---------------
Invested Amount                       500,000,000.00             0.00   920,000,000.00   940,000,000.00    920,000,000.00
Investor Finance Charge Collections     9,732,636.50             0.00    17,908,051.15    18,297,356.61     17,908,051.15
Investor Monthly Interest               2,255,857.64             0.00     4,105,014.44     4,193,648.11      4,103,828.67
Investor Default Amount                 1,342,518.25             0.00     2,470,233.59     2,523,934.32      2,470,233.59
Investor Monthly Fees                     833,333.33             0.00     1,533,333.33     1,566,666.67      1,533,333.33
Investor Additional Amounts                     0.00             0.00             0.00             0.00              0.00
Total                                   4,431,709.23             0.00     8,108,581.36     8,284,249.09      8,107,395.59
Reallocated Investor Finance Charge
   Collections                          9,774,355.87             0.00    17,939,051.18    18,328,424.78     17,937,865.41
Investment Funding Account Proceeds
Available Excess                        5,342,646.64             0.00     9,830,469.82    10,044,175.68      9,830,469.82

2. Group 2 Allocations                 Series 2002-5    Series 2002-6    Series 2003-1     Series 2003-2     Series 2003-3
-----------------------------------   --------------   --------------   --------------   ----------------   --------------
Invested Amount                       600,000,000.00   720,000,000.00   920,000,000.00   1,100,000,000.00   750,000,000.00
Investor Finance Charge Collections    11,679,163.79    14,014,996.55    17,908,051.15      21,411,800.29    14,598,954.74
Investor Monthly Interest               2,703,041.67     3,229,295.00     4,105,014.44       4,906,042.78     3,344,062.50
Investor Default Amount                 1,611,021.90     1,933,226.29     2,470,233.59       2,953,540.16     2,013,777.38
Investor Monthly Fees                   1,000,000.00     1,200,000.00     1,533,333.33       1,833,333.33     1,250,000.00
Investor Additional Amounts                     0.00             0.00             0.00               0.00             0.00
Total                                   5,314,063.57     6,362,521.29     8,108,581.36       9,692,916.27     6,607,839.88
Reallocated Investor Finance Charge
   Collections                         11,725,239.54    14,055,932.45    17,939,051.18      21,446,738.88    14,621,809.84
Investment Funding Account Proceeds
Available Excess                        6,411,175.97     7,693,411.16     9,830,469.82      11,753,822.61     8,013,969.96

2. Group 2 Allocations                 Series 2004-1    Series 2004-2     Series 2004-4      Series 2004-5     Series 2005-1
-----------------------------------   --------------   --------------   ----------------   ----------------   --------------
Invested Amount                       800,000,000.00   400,000,000.00   1,100,000,000.00   1,000,000,000.00   600,000,000.00
Investor Finance Charge Collections    15,572,218.39     7,786,109.20      21,411,800.29      19,465,272.99    11,679,163.79
Investor Monthly Interest               3,546,893.33     1,804,041.67       4,879,991.11       4,433,818.06     2,625,708.33
Investor Default Amount                 2,148,029.21     1,074,014.60       2,953,540.16       2,685,036.51     1,611,021.90
Investor Monthly Fees                   1,333,333.33       666,666.67       1,833,333.33       1,666,666.67     1,000,000.00
Investor Additional Amounts                     0.00             0.00               0.00               0.00             0.00
Total                                   7,028,255.87     3,544,722.94       9,666,864.60       8,785,521.23     5,236,730.24
Reallocated Investor Finance Charge
   Collections                         15,576,490.50     7,818,840.25      21,420,687.21      19,470,814.51    11,647,906.21
Investment Funding Account Proceeds
Available Excess                        8,548,234.63     4,274,117.31      11,753,822.61      10,685,293.28     6,411,175.97

2. Group 2 Allocations                           Series 2005-2   Series 2005-3   Series 2005-4    Series 2005-5    Series 2005-6
----------------------------------------------  --------------  --------------  --------------  ----------------  --------------
Invested Amount                                 600,000,000.00  700,000,000.00  500,000,000.00  1,100,000,000.00  700,000,000.00
Investor Finance Charge Collections              11,679,163.79   13,625,691.09    9,732,636.50     21,411,800.29   13,625,691.09
Investor Monthly Interest                         2,666,719.17    3,045,986.81    2,208,732.64      4,824,387.64    3,045,986.81
Investor Default Amount                           1,611,021.90    1,879,525.56    1,342,518.25      2,953,540.16    1,879,525.56
Investor Monthly Fees                             1,000,000.00    1,166,666.67      833,333.33      1,833,333.33    1,166,666.67
Investor Additional Amounts                               0.00            0.00            0.00              0.00            0.00
Total                                             5,277,741.07    6,092,179.03    4,384,584.23      9,611,261.13    6,092,179.03
Reallocated Investor Finance Charge Collection   11,688,917.04   13,571,884.32    9,727,230.87     21,365,083.74   13,571,884.32
Investment Funding Account Proceeds
Available Excess                                  6,411,175.97    7,479,705.30    5,342,646.64     11,753,822.61    7,479,705.30

2. Group 2 Allocations                            Series 2005-7   Series 2005-8   Series 2006-A   Series 2006-B    Series 2006-1
-----------------------------------------------  --------------  --------------  --------------  --------------  ----------------
Invested Amount                                  700,000,000.00  500,000,000.00  700,000,000.00  700,000,000.00  1,000,000,000.00
Investor Finance Charge Collections               13,625,691.09    9,732,636.50   13,625,691.09   13,625,691.09     19,465,272.99
Investor Monthly Interest                          3,092,564.03    2,189,600.69    3,038,994.58    3,067,273.61      4,373,763.89
Investor Default Amount                            1,879,525.56    1,342,518.25    1,879,525.56    1,879,525.56      2,685,036.51
Investor Monthly Fees                              1,166,666.67      833,333.33    1,166,666.67    1,166,666.67      1,666,666.67
Investor Additional Amounts                                0.00            0.00            0.00            0.00              0.00
Total                                              6,138,756.25    4,365,452.28    6,085,186.81    6,113,465.83      8,725,467.06
Reallocated Investor Finance Charge Collections   13,618,461.55    9,708,098.92   13,564,892.10   13,593,171.13     19,410,760.34
Investment Funding Account Proceeds
Available Excess                                   7,479,705.30    5,342,646.64    7,479,705.30    7,479,705.30     10,685,293.28

2. Group 2 Allocations                               Group 2 Total
-----------------------------------------------   -----------------
Invested Amount                                   18,470,000,000.00
Investor Finance Charge Collections                  359,523,592.15
Investor Monthly Interest                             81,790,267.61
Investor Default Amount                               49,592,624.30
Investor Monthly Fees                                 30,783,333.33
Investor Additional Amounts                                    0.00
Total                                                162,166,225.24

Reallocated Investor Finance Charge Collections      359,523,592.15
Investment Funding Account Proceeds
Available Excess                                     197,357,366.91

                                                     GROUP I         GROUP II
                                                  -------------   --------------
Group Investor Finance Charge Collections         21,411,800.29   359,523,592.15
Group Expenses                                     9,261,138.49   162,166,225.24
Reallocable Investor Finance Charge Collections   12,150,661.80   197,357,366.91

D. Trust Performance
--------------------
Delinquencies:
31-60 Days Delinquent:                              245,218,645
61-90 Days Delinquent:                              139,856,623
90+ Days Delinquent:                                225,325,389
Total 30+ Days Delinquent:                          610,400,657

III. Series 2001-5 Certificates

                                              Series       Total Investor    Transferors
A. Investor/Transferor Allocations          Allocations       Interest         Interest
---------------------------------------   --------------   --------------   --------------
Beginning Invested /Transferor Amount     678,113,973.88   500,000,000.00   178,113,973.88
Beginning Adjusted Invested Amount                   N/A   500,000,000.00              N/A
Floating Allocation Percentage                       N/A          73.7339%         26.2661%
Principal Allocation Percentage                      N/A          73.7339%         26.2661%
Collections of Finance Chg. Receivables    13,199,673.62     9,732,636.50     3,467,037.13
Collections of Principal Receivables      179,072,329.18   132,037,043.98    47,035,285.20
Defaulted Amount                            1,820,760.78     1,342,518.25       478,242.52

Ending Invested / Transferor Amounts      673,750,037.23   500,000,000.00   173,750,037.23

                                                                                       Collateral
B. Monthly Period Funding Requirements                  Class A        Class B          Interest         Total
--------------------------------------------------   -------------   -------------   -------------   ------------
Principal Funding Account                                    0.00             0.00            0.00           0.00
Investment Proceeds for Monthly Period                       0.00             0.00            0.00           0.00
Reserve Account Opening Balance                              0.00             0.00            0.00           0.00
Reserve Account Deposit                                      0.00             0.00            0.00           0.00
Reserve Draw Amount                                          0.00             0.00            0.00           0.00
Reserve Account Surplus                                      0.00             0.00            0.00           0.00
Reserve Account Closing Balance                              0.00             0.00            0.00           0.00

LIBOR Determination Date                             July 13, 2006   July 13, 2006   July 13, 2006
Coupon July 17, 2006 - August 14, 2006                      5.5488%         5.8188%         5.8688%
Monthly Interest Due                                 1,843,803.39       187,493.06      224,561.20   2,255,857.64
Outstanding Monthly Interest Due                             0.00             0.00            0.00           0.00
Additional Interest Due                                      0.00             0.00            0.00           0.00
Total Interest Due                                   1,843,803.39       187,493.06      224,561.20   2,255,857.64
Investor Default Amount                              1,107,577.56       107,401.46      127,539.23   1,342,518.25
Investor Monthly Fees Due                              687,500.00        66,666.67       79,166.67     833,333.33
Investor Additional Amounts Due
Total Due                                            3,638,880.94       361,561.18      431,267.10   4,431,709.23

Reallocated Investor Finance Charge Collections                                                      9,774,355.87
Interest and Principal Funding Investment Proceeds                                                           0.00
Interest on Reserve Account                                                                                  0.00
Series Adjusted Portfolio Yield                                                                           19.8556%
Base Rate                                                                                                  7.7762%
Excess Spread Percentage                                                                                  12.8224%

                                                                                  Collateral
C. Certificates - Balances and Distributions       Class A         Class B         Interest          Total
--------------------------------------------   --------------   -------------   -------------   --------------
Beginning Certificates Balance                 412,500,000.00   40,000,000.00   47,500,000.00   500,000,000.00
Interest Distributions                           1,843,803.39      187,493.06      224,561.20     2,255,857.64
Principal Deposits - Prin. Funding Account               0.00            0.00            0.00             0.00
Principal Distributions                                  0.00            0.00            0.00             0.00
Total Distributions                              1,843,803.39      187,493.06      224,561.20     2,255,857.64
Ending Certificates Balance                    412,500,000.00   40,000,000.00   47,500,000.00   500,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

     1.   Total amount of the distribution                                                   $4.47

     2.   Amount of the distribution in respect of Class A Monthly Interest:                 $4.47

     3.   Amount of the distribution in respect of Class A Outstanding Monthly
          Interest                                                                           $0.00

     4.   Amount of the distribution in respect of Class A Additional Interest:              $0.00

     5.   Amount of the distribution in respect of Class A Principal:                        $0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor
Charge-Offs on such Distribution Date.

     1.   Total amount of Class A Investor Charge-Offs:                                      $0.00

     2.   Amount of Class A Investor Charge- Offs per $1,000 original
          certificate principal amount:                                                      $0.00

     3.   Total amount reimbursed in respect of Class A Investor Charge-Offs:                $0.00

     4.   Amount reimbursed in respect of Class A Investor Charge-Offs per
          $1,000 original certificate principal amount:                                      $0.00

     5.   The amount, if any, by which the outstanding principal balance of the
          Class A Certificates exceeds the Class A Invested Amount after giving
          effect to all transactions on such Distribution Date:                              $0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

     1.   The total amount of the distribution:                                              $4.69

     2.   Amount of the distribution in respect of class B monthly interest:                 $4.69

     3.   Amount of the distribution in respect of class B outstanding monthly
          interest:                                                                          $0.00

     4.   Amount of the distribution in respect of class B additional interest:              $0.00

     5.   Amount of the distribution in respect of class B principal:                        $0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

     1.   The amount of reductions in Class B Invested Amount pursuant to
          clauses c), (d), and (e) of the definition of Class B Invested Amount:             $0.00

     2.   The amount of reductions in the Class B Invested Amount set forth in
          paragraph 1 above, per $1,000 original certificate principal amount:               $0.00

     3.   The total amount reimbursed in respect of such reductions in the Class
          B Invested Amount:                                                                 $0.00

     4.   The amount set forth in paragraph 3 above, per $1,000 original
          certificate principal amount:                                                      $0.00

     5.   The amount, if any, by which the outstanding principal balance of the
          Class B Certificates exceeds the Class B Invested Amount after giving
          effect to all transactions on such Distribution Date:                              $0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

     1.   Total amount distributed to the Collateral Interest Holder:                  $224,561.20

     2.   Amount distributed in respect of Collateral Monthly Interest:                $224,561.20

     3.   Amount distributed in respect of Collateral Additional Interest:                   $0.00

     4.   The amount distributed to the Collateral Interest Holder in respect of
          principal on the Collateral Invested Amount:                                       $0.00

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c),
(d), and (e) of the definition of Collateral Invested Amount.

     1.   The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested
          Amount:                                                                            $0.00

     2.   The total amount reimbursed in respect of such reductions in the
          Collateral Invested Amount:                                                        $0.00

J. Application of Reallocated Investor Finance Charge Collections.

     1.   Class A Available Funds:                                                   $8,063,843.59

          a.   Class A Monthly Interest:                                             $1,843,803.39
          b.   Class A Outstanding Monthly Interest:                                         $0.00
          c.   Class A Additional Interest:                                                  $0.00
          d.   Class A Investor Default Amount
               (Treated as Available Principal Collections):                         $1,107,577.56
          e.   Excess Spread:                                                        $5,112,462.65

     2.   Class B Available Funds:                                                     $781,948.47

          a.   Class B Monthly Interest:                                               $187,493.06
          b.   Class B Outstanding Monthly Interest:                                         $0.00
          c.   Class B Additional Interest:                                                  $0.00
          d.   Excess Spread:                                                          $594,455.41

     3.   Collateral Available Funds:                                                  $928,563.81

          a.   Excess Spread:                                                          $928,563.81

     4.   Total Excess Spread:                                                       $6,635,481.87

K. Reallocated Principal Collections.

     1.   Principal Allocation Percentage:                                                 73.7339%

     2.   Series 2001-5 Allocable Principal Collections:                           $179,072,329.18

     3.   Principal Allocation Percentage of Series 2001-5 Allocable Principal
          Collections:                                                             $132,037,043.98

     4.   Reallocated Principal Collections Required to fund the Required
          Amount:                                                                            $0.00

     5.   Item 3 minus item 4:                                                     $132,037,043.98

     6.   Shared Principal Collections from other Series allocated to Series
          2001-5                                                                               N/A

     7.   Other amounts Treated as Available Principal Collections:                  $1,342,518.25

     8.   Available Principal Collections
          (total of 5., 6. & 7.):                                                  $133,379,562.23

L. Application of Available Principal Collections during Revolving Period.

     1.   Collateral Invested Amount                                                $47,500,000.00

     2.   Required Collateral Invested Amount                                       $47,500,000.00

     3.   Excess of Collateral Invested Amount over Required Collateral Invested
          Amount:                                                                            $0.00

     4.   Treated as Shared Principal Collections:                                 $133,379,562.23

M. Application of Principal Collections During Accumulation or Amortization
Period.

     1.   Principal Funding Account:                                                           N/A

     2.   Excess of Collateral Invested Amount over Required Collateral Invested
          Amount:                                                                              N/A

     3.   Principal Distribution:                                                              N/A

     4.   Treated as Shared Principal Collections:                                             N/A

N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2001-5

     1.   Excess Spread:                                                             $6,635,481.87

     2.   Excess Finance Charge Collections:                                                 $0.00

     3.   Applied to fund Class A Required Amount:                                           $0.00

     4.   Class A Investor Charge-Offs treated as Available Principal
          Collections:                                                                       $0.00

     5.   Applied to fund Class B overdue Interest:                                          $0.00

     6.   Applied to fund Class B Required Amount:                                     $107,401.46

     7.   Reduction of Class B Invested Amount treated as Available Principal
          Collections:                                                                       $0.00

     8.   Applied to Collateral Monthly Interest:                                      $224,561.20

     9.   Applied to unpaid Monthly Servicing Fee paid to Servicer:                    $833,333.33

     10.  Collateral Default Amount treated as Available Principal Collections:        $127,539.23

     11.  Reduction of Collateral Invested Amount treated as Available Principal
          Collections:                                                                       $0.00

     12.  Deposited to Reserve Account:                                                      $0.00

     13.  Applied to other amounts owed to Collateral Interest Holder:                       $0.00

     l4.  Balance:                                                                   $5,342,646.64

O. Yield and Base Rate

     1.   Base Rate

          a.   Current Monthly Period                                                       7.7762%
          b.   Prior Monthly Period                                                         7.4072%
          c.   Second Prior Monthly Period                                                  7.3488%

     2.   Three Month Average Base Rate                                                     7.5107%

     3.   Series Adjusted Portfolio Yield

          a.   Current Monthly Period                                                      19.8556%
          b.   Prior Monthly Period                                                        19.2773%
          c.   Second Prior Monthly Period                                                 20.0562%

     4.   Three Month Average Series Adjusted Portfolio Yield                              19.7297%

     5.   Is the 3 month average series adjusted portfolio more than the 3 month
          average base rate:                                                                   Yes

IV. Series 2001-7 Certificates

                                                          Total
                                             Series     Investor   Transferors
A. Investor/Transferor Allocations        Allocations   Interest     Interest
---------------------------------------   -----------   --------   -----------
Beginning Invested /Transferor Amount        0.00          0.00        0.00
Beginning Adjusted Invested Amount            N/A          0.00         N/A
Floating Allocation Percentage                N/A        0.0000%     0.0000%
Principal Allocation Percentage               N/A        0.0000%     0.0000%
Collections of Finance Chg. Receivables      0.00          0.00        0.00
Collections of Principal Receivables         0.00          0.00        0.00
Defaulted Amount                             0.00          0.00        0.00
Ending Invested / Transferor Amounts         0.00          0.00        0.00

                                                                                       Collateral
B. Monthly Period Funding Requirements                  Class A         Class B         Interest      Total
--------------------------------------------------   -------------   -------------   -------------   ------
Principal Funding Account                                     0.00            0.00            0.00     0.00
Investment Proceeds for Monthly Period                        0.00            0.00            0.00     0.00
Reserve Account Opening Balance                               0.00            0.00            0.00     0.00
Reserve Account Deposit                                       0.00            0.00            0.00     0.00
Reserve Draw Amount                                           0.00            0.00            0.00     0.00
Reserve Account Surplus                                       0.00            0.00            0.00     0.00
Reserve Account Closing Balance                               0.00            0.00            0.00     0.00
LIBOR Determination Date                             July 13, 2006   July 13, 2006   July 13, 2006
Coupon July 17, 2006 - August 14, 2006                      0.0000%         0.0000%         0.0000%
Monthly Interest Due                                          0.00            0.00              --     0.00
Outstanding Monthly Interest Due                              0.00            0.00            0.00     0.00
Additional Interest Due                                       0.00            0.00            0.00     0.00
Total Interest Due                                            0.00            0.00            0.00     0.00
Investor Default Amount                                       0.00            0.00            0.00     0.00
Investor Monthly Fees Due                                     0.00            0.00            0.00     0.00
Investor Additional Amounts Due
Total Due                                                     0.00            0.00            0.00     0.00
Reallocated Investor Finance Charge Collections                                                        0.00
Interest and Principal Funding Investment Proceeds                                                     0.00
Interest on Reserve Account                                                                            0.00
Series Adjusted Portfolio Yield                                                                      0.0000%
Base Rate                                                                                            0.0000%
Excess Spread Percentage                                                                             0.0000%

                                                                   Collateral
C. Certificates - Balances and Distributions   Class A   Class B    Interest    Total
--------------------------------------------   -------   -------   ----------   -----
Beginning Certificates Balance                   0.00      0.00       0.00      0.00
Interest Distributions                           0.00      0.00       0.00      0.00
Principal Deposits - Prin. Funding Account       0.00      0.00       0.00      0.00
Principal Distributions                          0.00      0.00       0.00      0.00
Total Distributions                              0.00      0.00       0.00      0.00
Ending Certificates Balance                      0.00      0.00       0.00      0.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

     1.   Total amount of the distribution                                                   $0.00

     2.   Amount of the distribution in respect of Class A Monthly Interest:                 $0.00

     3.   Amount of the distribution in respect of Class A Outstanding Monthly
          Interest                                                                           $0.00

     4.   Amount of the distribution in respect of Class A Additional Interest:              $0.00

     5.   Amount of the distribution in respect of Class A Principal:                        $0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor
Charge-Offs on such Distribution Date.

     1.   Total amount of Class A Investor Charge-Offs:                                      $0.00

     2.   Amount of Class A Investor Charge- Offs per $1,000 original
          certificate principal amount:                                                      $0.00

     3.   Total amount reimbursed in respect of Class A Investor Charge-Offs:                $0.00

     4.   Amount reimbursed in respect of Class A Investor Charge-Offs per
          $1,000 original certificate principal amount:                                      $0.00

     5.   The amount, if any, by which the outstanding principal balance of the
          Class A Certificates exceeds the Class A Invested Amount after giving
          effect to all transactions on such Distribution Date:                              $0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

     1.   The total amount of the distribution:                                              $0.00

     2.   Amount of the distribution in respect of class B monthly interest:                 $0.00

     3.   Amount of the distribution in respect of class B outstanding monthly
          interest:                                                                          $0.00

     4.   Amount of the distribution in respect of class B additional interest:              $0.00

     5.   Amount of the distribution in respect of class B principal:                        $0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

     1.   The amount of reductions in Class B Invested Amount pursuant to
          clauses c), (d), and (e) of the definition of Class B Invested Amount:             $0.00

     2.   The amount of reductions in the Class B Invested Amount set forth in
          paragraph 1 above, per $1,000 original certificate principal amount:               $0.00

     3.   The total amount reimbursed in respect of such reductions in the Class
          B Invested Amount:                                                                 $0.00

     4.   The amount set forth in paragraph 3 above, per $1,000 original
          certificate principal amount:                                                      $0.00

     5.   The amount, if any, by which the outstanding principal balance of the
          Class B Certificates exceeds the Class B Invested Amount after giving
          effect to all transactions on such Distribution Date:                              $0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

     1.   Total amount distributed to the Collateral Interest Holder:                        $0.00

     2.   Amount distributed in respect of Collateral Monthly Interest:                      $0.00

     3.   Amount distributed in respect of Collateral Additional Interest:                   $0.00

     4.   The amount distributed to the Collateral Interest Holder in respect of
          principal on the Collateral Invested Amount:                                       $0.00

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c),
(d), and (e) of the definition of Collateral Invested Amount.

     1.   The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested
          Amount:                                                                            $0.00

     2.   The total amount reimbursed in respect of such reductions in the
          Collateral Invested Amount:                                                        $0.00

J. Application of Reallocated Investor Finance Charge Collections.

     1.   Class A Available Funds:                                                           $0.00

          a.   Class A Monthly Interest:                                                     $0.00
          b.   Class A Outstanding Monthly Interest:                                         $0.00
          c.   Class A Additional Interest:                                                  $0.00
          d.   Class A Investor Default Amount
               (Treated as Available Principal Collections):                                 $0.00
          e.   Excess Spread:                                                                $0.00

     2.   Class B Available Funds:                                                           $0.00

          a.   Class B Monthly Interest:                                                     $0.00
          b.   Class B Outstanding Monthly Interest:                                         $0.00
          c.   Class B Additional Interest:                                                  $0.00
          d.   Excess Spread:                                                                $0.00

     3.   Collateral Available Funds:                                                        $0.00

          a.   Excess Spread:                                                                $0.00

     4.   Total Excess Spread:                                                               $0.00

K. Reallocated Principal Collections.

     1.   Principal Allocation Percentage:                                                   $0.00

     2.   Series 2001-7 Allocable Principal Collections:                                     $0.00

     3.   Principal Allocation Percentage of Series 2001-7 Allocable Principal
          Collections:                                                                       $0.00

     4.   Reallocated Principal Collections Required to fund the Required
          Amount:                                                                            $0.00

     5.   Item 3 minus item 4:                                                               $0.00

     6.   Shared Principal Collections from other Series allocated to Series
          2001-7                                                                               N/A

     7.   Other amounts Treated as Available Principal Collections:                          $0.00

     8.   Available Principal Collections
          (total of 5., 6. & 7.):                                                            $0.00

L. Application of Available Principal Collections during Revolving Period.

     1.   Collateral Invested Amount                                                         $0.00

     2.   Required Collateral Invested Amount                                                $0.00

     3.   Excess of Collateral Invested Amount over Required Collateral Invested
          Amount:                                                                            $0.00

     4.   Treated as Shared Principal Collections:                                           $0.00

M. Application of Principal Collections During Accumulation or Amortization
Period.

     1.   Principal Funding Account:                                                           N/A

     2.   Excess of Collateral Invested Amount over Required Collateral Invested
          Amount:                                                                              N/A

     3.   Principal Distribution:                                                              N/A

     4.   Treated as Shared Principal Collections:                                             N/A

N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2001-7

     1.   Excess Spread:                                                                     $0.00

     2.   Excess Finance Charge Collections:                                                 $0.00

     3.   Applied to fund Class A Required Amount:                                           $0.00

     4.   Class A Investor Charge-Offs treated as Available Principal
          Collections:                                                                       $0.00

     5.   Applied to fund Class B overdue Interest:                                          $0.00

     6.   Applied to fund Class B Required Amount:                                           $0.00

     7.   Reduction of Class B Invested Amount treated as Available Principal
          Collections:                                                                       $0.00

     8.   Applied to Collateral Monthly Interest:                                            $0.00

     9.   Applied to unpaid Monthly Servicing Fee paid to Servicer:                          $0.00

     10.  Collateral Default Amount treated as Available Principal Collections:              $0.00

     11.  Reduction of Collateral Invested Amount treated as Available Principal
          Collections:                                                                       $0.00

     12.  Deposited to Reserve Account:                                                      $0.00

     13.  Applied to other amounts owed to Collateral Interest Holder:                       $0.00

     l4.  Balance:                                                                           $0.00

O. Yield and Base Rate

     1.   Base Rate

          a.   Current Monthly Period                                                         0.00%
          b.   Prior Monthly Period                                                           0.00%
          c.   Second Prior Monthly Period                                                    0.00%

     2.   Three Month Average Base Rate                                                       0.00%

     3.   Series Adjusted Portfolio Yield

          a.   Current Monthly Period                                                         0.00%
          b.   Prior Monthly Period                                                           0.00%
          c.   Second Prior Monthly Period                                                    0.00%

     4.   Three Month Average Series Adjusted Portfolio Yield                                 0.00%

     5.   Is the 3 month average series adjusted portfolio more than the 3 month
          average base rate:                                                                   Yes

V. Series 2002-1 Certificates

                                               Series        Total Investor     Transferors
A. Investor/Transferor Allocations           Allocations        Interest         Interest
---------------------------------------   ----------------   --------------   --------------
Beginning Invested /Transferor Amount     1,247,729,711.94   920,000,000.00   327,729,711.94
Beginning Adjusted Invested Amount                     N/A   920,000,000.00              N/A
Floating Allocation Percentage                         N/A          73.7339%         26.2661%
Principal Allocation Percentage                        N/A          73.7339%         26.2661%
Collections of Finance Chg. Receivables      24,287,399.46    17,908,051.15     6,379,348.31
Collections of Principal Receivables        329,493,085.70   242,948,160.92    86,544,924.78
Defaulted Amount                              3,350,199.83     2,470,233.59       879,966.24
Ending Invested / Transferor Amounts      1,239,700,068.51   920,000,000.00   319,700,068.51

                                                                                       Collateral
B. Monthly Period Funding Requirements                   Class A        Class B         Interest         Total
--------------------------------------------------   -------------   -------------   -------------   -------------
Principal Funding Account                                     0.00            0.00            0.00            0.00
Investment Proceeds for Monthly Period                        0.00            0.00            0.00            0.00
Reserve Account Opening Balance                               0.00            0.00            0.00            0.00
Reserve Account Deposit                                       0.00            0.00            0.00            0.00
Reserve Draw Amount                                           0.00            0.00            0.00            0.00
Reserve Account Surplus                                       0.00            0.00            0.00            0.00
Reserve Account Closing Balance                               0.00            0.00            0.00            0.00

LIBOR Determination Date                             July 13, 2006   July 13, 2006   July 13, 2006
Coupon July 17, 2006 - August 14, 2006                      5.4788%         5.7688%         5.8688%
Monthly Interest Due                                  3,349,799.06      342,022.78      413,192.60    4,105,014.44
Outstanding Monthly Interest Due                              0.00            0.00            0.00            0.00
Additional Interest Due                                       0.00            0.00            0.00            0.00
Total Interest Due                                    3,349,799.06      342,022.78      413,192.60    4,105,014.44
Investor Default Amount                               2,037,942.71      197,618.69      234,672.19    2,470,233.59
Investor Monthly Fees Due                             1,265,000.00      122,666.67      145,666.67    1,533,333.33
Investor Additional Amounts Due
Total Due                                             6,652,741.77      662,308.13      793,531.46    8,108,581.36

Reallocated Investor Finance Charge Collections                                                      17,939,051.18
Interest and Principal Funding Investment Proceeds                                                            0.00
Interest on Reserve Account                                                                                   0.00
Series Adjusted Portfolio Yield                                                                            19.7971%
Base Rate                                                                                                   7.7136%
Excess Spread Percentage                                                                                   12.8224%

                                                                                  Collateral
C. Certificates - Balances and Distributions       Class A         Class B         Interest          Total
--------------------------------------------   --------------   -------------   -------------   --------------
Beginning Certificates Balance                 759,000,000.00   73,600,000.00   87,400,000.00   920,000,000.00
Interest Distributions                           3,349,799.06      342,022.78      413,192.60     4,105,014.44
Principal Deposits - Prin. Funding Account               0.00            0.00            0.00             0.00
Principal Distributions                                  0.00            0.00            0.00             0.00
Total Distributions                              3,349,799.06      342,022.78      413,192.60     4,105,014.44
Ending Certificates Balance                    759,000,000.00   73,600,000.00   87,400,000.00   920,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

     1.   Total amount of the distribution                                                   $4.41

     2.   Amount of the distribution in respect of Class A Monthly Interest:                 $4.41

     3.   Amount of the distribution in respect of Class A Outstanding Monthly
          Interest                                                                           $0.00

     4.   Amount of the distribution in respect of Class A Additional Interest:              $0.00

     5.   Amount of the distribution in respect of Class A Principal:                        $0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor
Charge-Offs on such Distribution Date.

     1.   Total amount of Class A Investor Charge-Offs:                                      $0.00

     2.   Amount of Class A Investor Charge- Offs per $1,000 original
          certificate principal amount:                                                      $0.00

     3.   Total amount reimbursed in respect of Class A Investor Charge-Offs:                $0.00

     4.   Amount reimbursed in respect of Class A Investor Charge-Offs per
          $1,000 original certificate principal amount:                                      $0.00

     5.   The amount, if any, by which the outstanding principal balance of the
          Class A Certificates exceeds the Class A Invested Amount after giving
          effect to all transactions on such Distribution Date:                              $0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

     1.   The total amount of the distribution:                                              $4.65

     2.   Amount of the distribution in respect of class B monthly interest:                 $4.65

     3.   Amount of the distribution in respect of class B outstanding monthly
          interest:                                                                          $0.00

     4.   Amount of the distribution in respect of class B additional interest:              $0.00

     5.   Amount of the distribution in respect of class B principal:                        $0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

     1.   The amount of reductions in Class B Invested Amount pursuant to
          clauses c), (d), and (e) of the definition of Class B Invested Amount:             $0.00

     2.   The amount of reductions in the Class B Invested Amount set forth in
          paragraph 1 above, per $1,000 original certificate principal amount:               $0.00

     3.   The total amount reimbursed in respect of such reductions in the Class
          B Invested Amount:                                                                 $0.00

     4.   The amount set forth in paragraph 3 above, per $1,000 original
          certificate principal amount:                                                      $0.00

     5.   The amount, if any, by which the outstanding principal balance of the
          Class B Certificates exceeds the Class B Invested Amount after giving
          effect to all transactions on such Distribution Date:                              $0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

     1.   Total amount distributed to the Collateral Interest Holder:                  $413,192.60

     2.   Amount distributed in respect of Collateral Monthly Interest:                $413,192.60

     3.   Amount distributed in respect of Collateral Additional Interest:                   $0.00

     4.   The amount distributed to the Collateral Interest Holder in respect of
          principal on the Collateral Invested Amount:                                       $0.00

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c),
(d), and (e) of the definition of Collateral Invested Amount.

     1.   The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested
          Amount:                                                                            $0.00

     2.   The total amount reimbursed in respect of such reductions in the
          Collateral Invested Amount:                                                        $0.00

J. Application of Reallocated Investor Finance Charge Collections.

     1.   Class A Available Funds:                                                  $14,799,717.23

          a.   Class A Monthly Interest:                                             $3,349,799.06
          b.   Class A Outstanding Monthly Interest:                                         $0.00
          c.   Class A Additional Interest:                                                  $0.00
          d.   Class A Investor Default Amount
               (Treated as Available Principal Collections):                         $2,037,942.71
          e.   Excess Spread:                                                        $9,411,975.45

     2.   Class B Available Funds:                                                   $1,435,124.09

          a.   Class B Monthly Interest:                                               $342,022.78
          b.   Class B Outstanding Monthly Interest:                                         $0.00
          c.   Class B Additional Interest:                                                  $0.00
          d.   Excess Spread:                                                        $1,093,101.32

     3.   Collateral Available Funds:                                                $1,704,209.86

          a.   Excess Spread:                                                        $1,704,209.86

     4.   Total Excess Spread:                                                      $12,209,286.63

K. Reallocated Principal Collections.

     1.   Principal Allocation Percentage:                                                 73.7339%

     2.   Series 2002-1 Allocable Principal Collections:                           $329,493,085.70

     3.   Principal Allocation Percentage of Series 2002-1 Allocable Principal
          Collections:                                                             $242,948,160.92

     4.   Reallocated Principal Collections Required to fund the Required
          Amount:                                                                            $0.00

     5.   Item 3 minus item 4:                                                     $242,948,160.92

     6.   Shared Principal Collections from other Series allocated to Series
          2002-1                                                                               N/A

     7.   Other amounts Treated as Available Principal Collections:                  $2,470,233.59

     8.   Available Principal Collections
          (total of 5., 6. & 7.):                                                  $245,418,394.51

L. Application of Available Principal Collections during Revolving Period.

     1.   Collateral Invested Amount                                                $87,400,000.00

     2.   Required Collateral Invested Amount                                       $87,400,000.00

     3.   Excess of Collateral Invested Amount over Required Collateral Invested
          Amount:                                                                            $0.00

     4.   Treated as Shared Principal Collections:                                 $245,418,394.51

M. Application of Principal Collections During Accumulation or Amortization
Period.

     1.   Principal Funding Account:                                                           N/A

     2.   Excess of Collateral Invested Amount over Required Collateral Invested
          Amount:                                                                              N/A

     3.   Principal Distribution:                                                              N/A

     4.   Treated as Shared Principal Collections:                                             N/A

N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2002-1

     1.   Excess Spread:                                                            $12,209,286.63

     2.   Excess Finance Charge Collections:                                                 $0.00

     3.   Applied to fund Class A Required Amount:                                           $0.00

     4.   Class A Investor Charge-Offs treated as Available Principal
          Collections:                                                                       $0.00

     5.   Applied to fund Class B overdue Interest:                                          $0.00

     6.   Applied to fund Class B Required Amount:                                     $197,618.69

     7.   Reduction of Class B Invested Amount treated as Available Principal
          Collections:                                                                       $0.00

     8.   Applied to Collateral Monthly Interest:                                      $413,192.60

     9.   Applied to unpaid Monthly Servicing Fee paid to Servicer:                  $1,533,333.33

     10.  Collateral Default Amount treated as Available Principal Collections:        $234,672.19

     11.  Reduction of Collateral Invested Amount treated as Available Principal
          Collections:                                                                       $0.00

     12.  Deposited to Reserve Account:                                                      $0.00

     13.  Applied to other amounts owed to Collateral Interest Holder:                       $0.00

     l4.  Balance:                                                                   $9,830,469.82

O. Yield and Base Rate

     1.   Base Rate

          a.   Current Monthly Period                                                       7.7136%
          b.   Prior Monthly Period                                                         7.3446%
          c.   Second Prior Monthly Period                                                  7.2862%

     2.   Three Month Average Base Rate                                                     7.4481%

     3.   Series Adjusted Portfolio Yield

          a.   Current Monthly Period                                                      19.7970%
          b.   Prior Monthly Period                                                        19.2127%
          c.   Second Prior Monthly Period                                                 19.9915%

     4.   Three Month Average Series Adjusted Portfolio Yield                              19.6671%

     5.   Is the 3 month average series adjusted portfolio more than the 3 month
          average base rate:                                                                   Yes

VI. Series 2002-2 Certificates

                                               Series        Total Investor     Transferors
A. Investor/Transferor Allocations           Allocations        Interest         Interest
---------------------------------------   ----------------   --------------   --------------
Beginning Invested /Transferor Amount     1,274,854,270.89   940,000,000.00   334,854,270.89
Beginning Adjusted Invested Amount                     N/A   940,000,000.00              N/A
Floating Allocation Percentage                         N/A          73.7339%         26.2661%
Principal Allocation Percentage                        N/A          73.7339%         26.2661%
Collections of Finance Chg. Receivables      24,815,386.41    18,297,356.61     6,518,029.80
Collections of Principal Receivables        336,655,978.87   248,229,642.68    88,426,336.19
Defaulted Amount                              3,423,030.26     2,523,934.32       899,095.94
Ending Invested / Transferor Amounts      1,266,650,070.00   940,000,000.00   326,650,070.00

                                                                                      Collateral
B. Monthly Period Funding Requirements                  Class A        Class B          Interest         Total
--------------------------------------------------   -------------   -------------   -------------   -------------
Principal Funding Account                                     0.00            0.00            0.00            0.00
Investment Proceeds for Monthly Period                        0.00            0.00            0.00            0.00
Reserve Account Opening Balance                               0.00            0.00            0.00            0.00
Reserve Account Deposit                                       0.00            0.00            0.00            0.00
Reserve Draw Amount                                           0.00            0.00            0.00            0.00
Reserve Account Surplus                                       0.00            0.00            0.00            0.00
Reserve Account Closing Balance                               0.00            0.00            0.00            0.00

LIBOR Determination Date                             July 13, 2006   July 13, 2006   July 13, 2006
Coupon July 17, 2006 - August 14, 2006                      5.4788%         5.7588%         5.8688%
Monthly Interest Due                                  3,422,620.78      348,852.28      422,175.05    4,193,648.11
Outstanding Monthly Interest Due                              0.00            0.00            0.00            0.00
Additional Interest Due                                       0.00            0.00            0.00            0.00
Total Interest Due                                    3,422,620.78      348,852.28      422,175.05    4,193,648.11
Investor Default Amount                               2,082,245.81      201,914.75      239,773.76    2,523,934.32
Investor Monthly Fees Due                             1,292,500.00      125,333.33      148,833.33    1,566,666.67
Investor Additional Amounts Due
Total Due                                             6,797,366.59      676,100.36      810,782.15    8,284,249.09

Reallocated Investor Finance Charge Collections                                                      18,328,424.78
Interest and Principal Funding Investment Proceeds                                                            0.00
Interest on Reserve Account                                                                                   0.00
Series Adjusted Portfolio Yield                                                                            19.7963%
Base Rate                                                                                                   7.7128%
Excess Spread Percentage                                                                                   12.8224%

                                                                                  Collateral
C. Certificates - Balances and Distributions      Class A          Class B         Interest          Total
--------------------------------------------   --------------   -------------   -------------   --------------
Beginning Certificates Balance                 775,500,000.00   75,200,000.00   89,300,000.00   940,000,000.00
Interest Distributions                           3,422,620.78      348,852.28      422,175.05     4,193,648.11
Principal Deposits - Prin. Funding Account               0.00            0.00            0.00             0.00
Principal Distributions                                  0.00            0.00            0.00             0.00
Total Distributions                              3,422,620.78      348,852.28      422,175.05     4,193,648.11
Ending Certificates Balance                    775,500,000.00   75,200,000.00   89,300,000.00   940,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

     1.   Total amount of the distribution                                                   $4.41

     2.   Amount of the distribution in respect of Class A Monthly Interest:                 $4.41

     3.   Amount of the distribution in respect of Class A Outstanding Monthly
          Interest                                                                           $0.00

     4.   Amount of the distribution in respect of Class A Additional Interest:              $0.00

     5.   Amount of the distribution in respect of Class A Principal:                        $0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor
Charge-Offs on such Distribution Date.

     1.   Total amount of Class A Investor Charge-Offs:                                      $0.00

     2.   Amount of Class A Investor Charge- Offs per $1,000 original
          certificate principal amount:                                                      $0.00

     3.   Total amount reimbursed in respect of Class A Investor Charge-Offs:                $0.00

     4.   Amount reimbursed in respect of Class A Investor Charge-Offs per
          $1,000 original certificate principal amount:                                      $0.00

     5.   The amount, if any, by which the outstanding principal balance of the
          Class A Certificates exceeds the Class A Invested Amount after giving
          effect to all transactions on such Distribution Date:                              $0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

     1.   The total amount of the distribution:                                              $4.64

     2.   Amount of the distribution in respect of class B monthly interest:                 $4.64

     3.   Amount of the distribution in respect of class B outstanding monthly
          interest:                                                                          $0.00

     4.   Amount of the distribution in respect of class B additional interest:              $0.00

     5.   Amount of the distribution in respect of class B principal:                        $0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

     1.   The amount of reductions in Class B Invested Amount pursuant to
          clauses c), (d), and (e) of the definition of Class B Invested Amount:             $0.00

     2.   The amount of reductions in the Class B Invested Amount set forth in
          paragraph 1 above, per $1,000 original certificate principal amount:               $0.00

     3.   The total amount reimbursed in respect of such reductions in the Class
          B Invested Amount:                                                                 $0.00

     4.   The amount set forth in paragraph 3 above, per $1,000 original
          certificate principal amount:                                                      $0.00

     5.   The amount, if any, by which the outstanding principal balance of the
          Class B Certificates exceeds the Class B Invested Amount after giving
          effect to all transactions on such Distribution Date:                              $0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

     1.   Total amount distributed to the Collateral Interest Holder:                  $422,175.05

     2.   Amount distributed in respect of Collateral Monthly Interest:                $422,175.05

     3.   Amount distributed in respect of Collateral Additional Interest:                   $0.00

     4.   The amount distributed to the Collateral Interest Holder in respect of
          principal on the Collateral Invested Amount:                                       $0.00

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c),
(d), and (e) of the definition of Collateral Invested Amount.

     1.   The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested
          Amount:                                                                            $0.00

     2.   The total amount reimbursed in respect of such reductions in the
          Collateral Invested Amount:                                                        $0.00

J. Application of Reallocated Investor Finance Charge Collections.

     1.   Class A Available Funds:                                                  $15,120,950.44

          a.   Class A Monthly Interest:                                             $3,422,620.78
          b.   Class A Outstanding Monthly Interest:                                         $0.00
          c.   Class A Additional Interest:                                                  $0.00
          d.   Class A Investor Default Amount
               (Treated as Available Principal Collections):                         $2,082,245.81
          e.   Excess Spread:                                                        $9,616,083.85

     2.   Class B Available Funds:                                                   $1,466,273.98

          a.   Class B Monthly Interest:                                              $348,852.28
          b.   Class B Outstanding Monthly Interest:                                         $0.00
          c.   Class B Additional Interest:                                                  $0.00
          d.   Excess Spread:                                                        $1,117,421.70

     3.   Collateral Available Funds:                                                $1,741,200.35

          a.   Excess Spread:                                                        $1,741,200.35

     4.   Total Excess Spread:                                                      $12,474,705.91

K. Reallocated Principal Collections.

     1.   Principal Allocation Percentage:                                                 73.7339%

     2.   Series 2002-2 Allocable Principal Collections:                           $336,655,978.87

     3.   Principal Allocation Percentage of Series 2002-2 Allocable Principal
          Collections:                                                             $248,229,642.68

     4.   Reallocated Principal Collections Required to fund the Required
          Amount:                                                                            $0.00

     5.   Item 3 minus item 4:                                                     $248,229,642.68

     6.   Shared Principal Collections from other Series allocated to Series
          2002-2                                                                               N/A

     7.   Other amounts Treated as Available Principal Collections:                  $2,523,934.32

     8.   Available Principal Collections
          (total of 5., 6. & 7.):                                                  $250,753,577.00

L. Application of Available Principal Collections during Revolving Period.

     1.   Collateral Invested Amount                                                $89,300,000.00

     2.   Required Collateral Invested Amount                                       $89,300,000.00

     3.   Excess of Collateral Invested Amount over Required Collateral Invested
          Amount:                                                                            $0.00

     4.   Treated as Shared Principal Collections:                                 $250,753,577.00

M. Application of Principal Collections During Accumulation or Amortization
Period.

     1.   Principal Funding Account:                                                           N/A

     2.   Excess of Collateral Invested Amount over Required Collateral Invested
          Amount:                                                                              N/A

     3.   Principal Distribution:                                                              N/A

     4.   Treated as Shared Principal Collections:                                             N/A

N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2002-2

     1.   Excess Spread:                                                            $12,474,705.91

     2.   Excess Finance Charge Collections:                                                 $0.00

     3.   Applied to fund Class A Required Amount:                                           $0.00

     4.   Class A Investor Charge-Offs treated as Available Principal
          Collections:                                                                       $0.00

     5.   Applied to fund Class B overdue Interest:                                          $0.00

     6.   Applied to fund Class B Required Amount:                                     $201,914.75

     7.   Reduction of Class B Invested Amount treated as Available Principal
          Collections:                                                                       $0.00

     8.   Applied to Collateral Monthly Interest:                                      $422,175.05

     9.   Applied to unpaid Monthly Servicing Fee paid to Servicer:                  $1,566,666.67

     10.  Collateral Default Amount treated as Available Principal Collections:        $239,773.76

     11.  Reduction of Collateral Invested Amount treated as Available Principal
          Collections:                                                                       $0.00

     12.  Deposited to Reserve Account:                                                      $0.00

     13.  Applied to other amounts owed to Collateral Interest Holder:                       $0.00

     l4.  Balance:                                                                  $10,044,175.68

O. Yield and Base Rate

     1.   Base Rate

          a.   Current Monthly Period                                                       7.7128%
          b.   Prior Monthly Period                                                         7.3438%
          c.   Second Prior Monthly Period                                                  7.2854%

     2.   Three Month Average Base Rate                                                     7.4473%

     3.   Series Adjusted Portfolio Yield

          a.   Current Monthly Period                                                      19.7963%
          b.   Prior Monthly Period                                                        19.2119%
          c.   Second Prior Monthly Period                                                 19.9907%

     4.   Three Month Average Series Adjusted Portfolio Yield                              19.6663%

     5.   Is the 3 month average series adjusted portfolio more than the 3 month
          average base rate:                                                                   Yes

VII. Series 2002-3 Certificates

                                               Series        Total Investor     Transferors
A. Investor/Transferor Allocations           Allocations        Interest         Interest
---------------------------------------   ----------------   --------------   --------------
Beginning Invested /Transferor Amount     1,247,729,711.94   920,000,000.00   327,729,711.94
Beginning Adjusted Invested Amount                     N/A   920,000,000.00              N/A
Floating Allocation Percentage                         N/A          73.7339%         26.2661%
Principal Allocation Percentage                        N/A          73.7339%         26.2661%
Collections of Finance Chg. Receivables      24,287,399.46    17,908,051.15     6,379,348.31
Collections of Principal Receivables        329,493,085.70   242,948,160.92    86,544,924.78
Defaulted Amount                              3,350,199.83     2,470,233.59       879,966.24
Ending Invested / Transferor Amounts      1,239,700,068.51   920,000,000.00   319,700,068.51

                                                                                       Collateral
B. Monthly Period Funding Requirements                  Class A         Class B         Interest         Total
--------------------------------------------------   -------------   -------------   -------------   -------------
Principal Funding Account                                     0.00            0.00            0.00            0.00
Investment Proceeds for Monthly Period                        0.00            0.00            0.00            0.00
Reserve Account Opening Balance                               0.00            0.00            0.00            0.00
Reserve Account Deposit                                       0.00            0.00            0.00            0.00
Reserve Draw Amount                                           0.00            0.00            0.00            0.00
Reserve Account Surplus                                       0.00            0.00            0.00            0.00
Reserve Account Closing Balance                               0.00            0.00            0.00            0.00

LIBOR Determination Date                             July 13, 2006   July 13, 2006   July 13, 2006
Coupon July 17, 2006 - August 14, 2006                      5.4788%         5.7488%         5.8688%
Monthly Interest Due                                  3,349,799.06      340,837.00      413,192.60    4,103,828.67
Outstanding Monthly Interest Due                              0.00            0.00            0.00            0.00
Additional Interest Due                                       0.00            0.00            0.00            0.00
Total Interest Due                                    3,349,799.06      340,837.00      413,192.60    4,103,828.67
Investor Default Amount                               2,037,942.71      197,618.69      234,672.19    2,470,233.59
Investor Monthly Fees Due                             1,265,000.00      122,666.67      145,666.67    1,533,333.33
Investor Additional Amounts Due
Total Due                                             6,652,741.77      661,122.35      793,531.46    8,107,395.59

Reallocated Investor Finance Charge Collections                                                      17,937,865.41
Interest and Principal Funding Investment Proceeds                                                            0.00
Interest on Reserve Account                                                                                   0.00
Series Adjusted Portfolio Yield                                                                            19.7955%
Base Rate                                                                                                   7.7120%
Excess Spread Percentage                                                                                   12.8224%

                                                                                  Collateral
C. Certificates - Balances and Distributions       Class A         Class B         Interest          Total
--------------------------------------------   --------------   -------------   -------------   --------------
Beginning Certificates Balance                 759,000,000.00   73,600,000.00   87,400,000.00   920,000,000.00
Interest Distributions                           3,349,799.06      340,837.00      413,192.60     4,103,828.67
Principal Deposits - Prin. Funding Account               0.00            0.00            0.00             0.00
Principal Distributions                                  0.00            0.00            0.00             0.00
Total Distributions                              3,349,799.06      340,837.00      413,192.60     4,103,828.67
Ending Certificates Balance                    759,000,000.00   73,600,000.00   87,400,000.00   920,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

     1.   Total amount of the distribution                                                   $4.41

     2.   Amount of the distribution in respect of Class A Monthly Interest:                 $4.41

     3.   Amount of the distribution in respect of Class A Outstanding Monthly
          Interest                                                                           $0.00

     4.   Amount of the distribution in respect of Class A Additional Interest:              $0.00

     5.   Amount of the distribution in respect of Class A Principal:                        $0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor
Charge-Offs on such Distribution Date.

     1.   Total amount of Class A Investor Charge-Offs:                                      $0.00

     2.   Amount of Class A Investor Charge- Offs per $1,000 original
          certificate principal amount:                                                      $0.00

     3.   Total amount reimbursed in respect of Class A Investor Charge-Offs:                $0.00

     4.   Amount reimbursed in respect of Class A Investor Charge-Offs per
          $1,000 original certificate principal amount:                                      $0.00

     5.   The amount, if any, by which the outstanding principal balance of the
          Class A Certificates exceeds the Class A Invested Amount after giving
          effect to all transactions on such Distribution Date:                              $0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

     1.   The total amount of the distribution:                                              $4.63

     2.   Amount of the distribution in respect of class B monthly interest:                 $4.63

     3.   Amount of the distribution in respect of class B outstanding monthly
          interest:                                                                          $0.00

     4.   Amount of the distribution in respect of class B additional interest:              $0.00

     5.   Amount of the distribution in respect of class B principal:                        $0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

     1.   The amount of reductions in Class B Invested Amount pursuant to
          clauses c), (d), and (e) of the definition of Class B Invested Amount:             $0.00

     2.   The amount of reductions in the Class B Invested Amount set forth in
          paragraph 1 above, per $1,000 original certificate principal amount:               $0.00

     3.   The total amount reimbursed in respect of such reductions in the Class
          B Invested Amount:                                                                 $0.00

     4.   The amount set forth in paragraph 3 above, per $1,000 original
          certificate principal amount:                                                      $0.00

     5.   The amount, if any, by which the outstanding principal balance of the
          Class B Certificates exceeds the Class B Invested Amount after giving
          effect to all transactions on such Distribution Date:                              $0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

     1.   Total amount distributed to the Collateral Interest Holder:                  $413,192.60

     2.   Amount distributed in respect of Collateral Monthly Interest:                $413,192.60

     3.   Amount distributed in respect of Collateral Additional Interest:                   $0.00

     4.   The amount distributed to the Collateral Interest Holder in respect of
          principal on the Collateral Invested Amount:                                       $0.00

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c),
(d), and (e) of the definition of Collateral Invested Amount.

     1.   The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested
          Amount:                                                                            $0.00

     2.   The total amount reimbursed in respect of such reductions in the
          Collateral Invested Amount:                                                        $0.00

J. Application of Reallocated Investor Finance Charge Collections.

     1.   Class A Available Funds:                                                  $14,798,738.96

          a.   Class A Monthly Interest:                                             $3,349,799.06
          b.   Class A Outstanding Monthly Interest:                                         $0.00
          c.   Class A Additional Interest:                                                  $0.00
          d.   Class A Investor Default Amount
               (Treated as Available Principal Collections):                         $2,037,942.71
          e.   Excess Spread:                                                        $9,410,997.19

     2.   Class B Available Funds:                                                   $1,435,029.23

          a.   Class B Monthly Interest:                                               $340,837.00
          b.   Class B Outstanding Monthly Interest:                                         $0.00
          c.   Class B Additional Interest:                                                  $0.00
          d.   Excess Spread:                                                        $1,094,192.23

     3.   Collateral Available Funds:                                                $1,704,097.21

          a.   Excess Spread:                                                        $1,704,097.21

     4.   Total Excess Spread:                                                      $12,209,286.63

K. Reallocated Principal Collections.

     1.   Principal Allocation Percentage:                                                 73.7339%

     2.   Series 2002-3 Allocable Principal Collections:                           $329,493,085.70

     3.   Principal Allocation Percentage of Series 2002-3 Allocable Principal
          Collections:                                                             $242,948,160.92

     4.   Reallocated Principal Collections Required to fund the Required
          Amount:                                                                            $0.00

     5.   Item 3 minus item 4:                                                     $242,948,160.92

     6.   Shared Principal Collections from other Series allocated to Series
          2002-3                                                                               N/A

     7.   Other amounts Treated as Available Principal Collections:                  $2,470,233.59

     8.   Available Principal Collections
          (total of 5., 6. & 7.):                                                  $245,418,394.51

L. Application of Available Principal Collections during Revolving Period.

     1.   Collateral Invested Amount                                                $87,400,000.00

     2.   Required Collateral Invested Amount                                       $87,400,000.00

     3.   Excess of Collateral Invested Amount over Required Collateral Invested
          Amount:                                                                            $0.00

     4.   Treated as Shared Principal Collections:                                 $245,418,394.51

M. Application of Principal Collections During Accumulation or Amortization
Period.

     1.   Principal Funding Account:                                                           N/A

     2.   Excess of Collateral Invested Amount over Required Collateral Invested
          Amount:                                                                              N/A

     3.   Principal Distribution:                                                              N/A

     4.   Treated as Shared Principal Collections:                                             N/A

N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2002-3

     1.   Excess Spread:                                                            $12,209,286.63

     2.   Excess Finance Charge Collections:                                                 $0.00

     3.   Applied to fund Class A Required Amount:                                           $0.00

     4.   Class A Investor Charge-Offs treated as Available Principal
          Collections:                                                                       $0.00

     5.   Applied to fund Class B overdue Interest:                                          $0.00

     6.   Applied to fund Class B Required Amount:                                     $197,618.69

     7.   Reduction of Class B Invested Amount treated as Available Principal
          Collections:                                                                       $0.00

     8.   Applied to Collateral Monthly Interest:                                      $413,192.60

     9.   Applied to unpaid Monthly Servicing Fee paid to Servicer:                  $1,533,333.33

     10.  Collateral Default Amount treated as Available Principal Collections:        $234,672.19

     11.  Reduction of Collateral Invested Amount treated as Available Principal
          Collections:                                                                       $0.00

     12.  Deposited to Reserve Account:                                                      $0.00

     13.  Applied to other amounts owed to Collateral Interest Holder:                       $0.00

     l4.  Balance:                                                                   $9,830,469.82

O. Yield and Base Rate

     1.   Base Rate

          a.   Current Monthly Period                                                       7.7120%
          b.   Prior Monthly Period                                                         7.3430%
          c.   Second Prior Monthly Period                                                  7.2846%

     2.   Three Month Average Base Rate                                                     7.4465%

     3.   Series Adjusted Portfolio Yield

          a.   Current Monthly Period                                                      19.7955%
          b.   Prior Monthly Period                                                        19.2110%
          c.   Second Prior Monthly Period                                                 19.9898%

     4.   Three Month Average Series Adjusted Portfolio Yield                              19.6655%

     5.   Is the 3 month average series adjusted portfolio more than the 3 month
          average base rate:                                                                   Yes

VIII. Series 2002-5 Certificates

                                              Series       Total Investor     Transferors
A. Investor/Transferor Allocations          Allocations       Interest         Interest
----------------------------------        --------------   --------------   --------------
Beginning Invested /Transferor Amount     813,736,768.66   600,000,000.00   213,736,768.66
Beginning Adjusted Invested Amount                   N/A   600,000,000.00              N/A
Floating Allocation Percentage                       N/A          73.7339%          26.2661%
Principal Allocation Percentage                      N/A          73.7339%          26.2661%
Collections of Finance Chg. Receivables    15,839,608.34    11,679,163.79     4,160,444.55
Collections of Principal Receivables      214,886,795.02   158,444,452.77    56,442,342.25
Defaulted Amount                            2,184,912.93     1,611,021.90       573,891.03
Ending Invested / Transferor Amounts      808,500,044.68   600,000,000.00   208,500,044.68

                                                                                       Collateral
B. Monthly Period Funding Requirements                  Class A         Class B         Interest         Total
--------------------------------------               -------------   -------------   -------------   -------------
Principal Funding Account                                     0.00            0.00            0.00            0.00
Investment Proceeds for Monthly Period                        0.00            0.00            0.00            0.00
Reserve Account Opening Balance                               0.00            0.00            0.00            0.00
Reserve Account Deposit                                       0.00            0.00            0.00            0.00
Reserve Draw Amount                                           0.00            0.00            0.00            0.00
Reserve Account Surplus                                       0.00            0.00            0.00            0.00
Reserve Account Closing Balance                               0.00            0.00            0.00            0.00

LIBOR Determination Date                             July 13, 2006   July 13, 2006   July 13, 2006
Coupon July 17, 2006 - August 14, 2006                      5.5388%         5.8188%         5.8688%
Monthly Interest Due                                  2,208,576.56      224,991.67      269,473.44    2,703,041.67
Outstanding Monthly Interest Due                              0.00            0.00            0.00            0.00
Additional Interest Due                                       0.00            0.00            0.00            0.00
Total Interest Due                                    2,208,576.56      224,991.67      269,473.44    2,703,041.67
Investor Default Amount                               1,329,093.07      128,881.75      153,047.08    1,611,021.90
Investor Monthly Fees Due                               825,000.00       80,000.00       95,000.00    1,000,000.00
Investor Additional Amounts Due
Total Due                                             4,362,669.63      433,873.42      517,520.52    5,314,063.57

Reallocated Investor Finance Charge Collections                                                      11,725,239.54
Interest and Principal Funding Investment Proceeds                                                            0.00
Interest on Reserve Account                                                                                   0.00
Series Adjusted Portfolio Yield                                                                            19.8478%
Base Rate                                                                                                   7.7679%
Excess Spread Percentage                                                                                   12.8224%

                                                                                  Collateral
C. Certificates - Balances and Distributions       Class A         Class B         Interest          Total
--------------------------------------------   --------------   -------------   -------------   --------------
Beginning Certificates Balance                 495,000,000.00   48,000,000.00   57,000,000.00   600,000,000.00
Interest Distributions                           2,208,576.56      224,991.67      269,473.44     2,703,041.67
Principal Deposits - Prin. Funding Account               0.00            0.00            0.00             0.00
Principal Distributions                                  0.00            0.00            0.00             0.00
Total Distributions                              2,208,576.56      224,991.67      269,473.44     2,703,041.67
Ending Certificates Balance                    495,000,000.00   48,000,000.00   57,000,000.00   600,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

     1.   Total amount of the distribution                                                   $4.46

     2.   Amount of the distribution in respect of Class A Monthly Interest:                 $4.46

     3.   Amount of the distribution in respect of Class A Outstanding Monthly
          Interest                                                                           $0.00

     4.   Amount of the distribution in respect of Class A Additional Interest:              $0.00

     5.   Amount of the distribution in respect of Class A Principal:                        $0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor
Charge-Offs on such Distribution Date.

     1.   Total amount of Class A Investor Charge-Offs:                                      $0.00

     2.   Amount of Class A Investor Charge- Offs per $1,000 original
          certificate principal amount:                                                      $0.00

     3.   Total amount reimbursed in respect of Class A Investor Charge-Offs:                $0.00

     4.   Amount reimbursed in respect of Class A Investor Charge-Offs per
          $1,000 original certificate principal amount:                                      $0.00

     5.   The amount, if any, by which the outstanding principal balance of the
          Class A Certificates exceeds the Class A Invested Amount after giving
          effect to all transactions on such Distribution Date:                              $0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

     1.   The total amount of the distribution:                                              $4.69

     2.   Amount of the distribution in respect of class B monthly interest:                 $4.69

     3.   Amount of the distribution in respect of class B outstanding monthly
          interest:                                                                          $0.00

     4.   Amount of the distribution in respect of class B additional interest:              $0.00

     5.   Amount of the distribution in respect of class B principal:                        $0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

     1.   The amount of reductions in Class B Invested Amount pursuant to
          clauses c), (d), and (e) of the definition of Class B Invested Amount:             $0.00

     2.   The amount of reductions in the Class B Invested Amount set forth in
          paragraph 1 above, per $1,000 original certificate principal amount:               $0.00

     3.   The total amount reimbursed in respect of such reductions in the Class
          B Invested Amount:                                                                 $0.00

     4.   The amount set forth in paragraph 3 above, per $1,000 original
          certificate principal amount:                                                      $0.00

     5.   The amount, if any, by which the outstanding principal balance of the
          Class B Certificates exceeds the Class B Invested Amount after giving
          effect to all transactions on such Distribution Date:                              $0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

     1.   Total amount distributed to the Collateral Interest Holder:                  $269,473.44

     2.   Amount distributed in respect of Collateral Monthly Interest:                $269,473.44

     3.   Amount distributed in respect of Collateral Additional Interest:                   $0.00

     4.   The amount distributed to the Collateral Interest Holder in respect of
          principal on the Collateral Invested Amount:                                       $0.00

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c),
(d), and (e) of the definition of Collateral Invested Amount.

     1.   The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested
          Amount:                                                                            $0.00

     2.   The total amount reimbursed in respect of such reductions in the
          Collateral Invested Amount:                                                        $0.00

J. Application of Reallocated Investor Finance Charge Collections.

     1.   Class A Available Funds:                                                   $9,673,322.62

          a.   Class A Monthly Interest:                                             $2,208,576.56
          b.   Class A Outstanding Monthly Interest:                                         $0.00
          c.   Class A Additional Interest:                                                  $0.00
          d.   Class A Investor Default Amount
               (Treated as Available Principal Collections):                         $1,329,093.07
          e.   Excess Spread:                                                        $6,135,652.99

     2.   Class B Available Funds:                                                     $938,019.16

          a.   Class B Monthly Interest:                                               $224,991.67
          b.   Class B Outstanding Monthly Interest:                                         $0.00
          c.   Class B Additional Interest:                                                  $0.00
          d.   Excess Spread:                                                          $713,027.50

     3.   Collateral Available Funds:                                                $1,113,897.76

          a.   Excess Spread:                                                        $1,113,897.76

     4.   Total Excess Spread:                                                       $7,962,578.24

K. Reallocated Principal Collections.

     1.   Principal Allocation Percentage:                                                 73.7339%

     2.   Series 2002-5 Allocable Principal Collections:                           $214,886,795.02

     3.   Principal Allocation Percentage of Series 2002-5 Allocable Principal
          Collections:                                                             $158,444,452.77

     4.   Reallocated Principal Collections Required to fund the Required
          Amount:                                                                            $0.00

     5.   Item 3 minus item 4:                                                     $158,444,452.77

     6.   Shared Principal Collections from other Series allocated to Series
          2002-5                                                                               N/A

     7.   Other amounts Treated as Available Principal Collections:                  $1,611,021.90

     8.   Available Principal Collections
          (total of 5., 6. & 7.):                                                  $160,055,474.68

L. Application of Available Principal Collections during Revolving Period.

     1.   Collateral Invested Amount                                                $57,000,000.00

     2.   Required Collateral Invested Amount                                       $57,000,000.00

     3.   Excess of Collateral Invested Amount over Required Collateral Invested
          Amount:                                                                            $0.00

     4.   Treated as Shared Principal Collections:                                 $160,055,474.68

M. Application of Principal Collections During Accumulation or Amortization
Period.

     1.   Principal Funding Account:                                                           N/A

     2.   Excess of Collateral Invested Amount over Required Collateral Invested
          Amount:                                                                              N/A

     3.   Principal Distribution:                                                              N/A

     4.   Treated as Shared Principal Collections:                                             N/A

N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2002-5

     1.   Excess Spread:                                                             $7,962,578.24

     2.   Excess Finance Charge Collections:                                                 $0.00

     3.   Applied to fund Class A Required Amount:                                           $0.00

     4.   Class A Investor Charge-Offs treated as Available Principal
          Collections:                                                                       $0.00

     5.   Applied to fund Class B overdue Interest:                                          $0.00

     6.   Applied to fund Class B Required Amount:                                     $128,881.75

     7.   Reduction of Class B Invested Amount treated as Available Principal
          Collections:                                                                       $0.00

     8.   Applied to Collateral Monthly Interest:                                      $269,473.44

     9.   Applied to unpaid Monthly Servicing Fee paid to Servicer:                  $1,000,000.00

     10.  Collateral Default Amount treated as Available Principal Collections:        $153,047.08

     11.  Reduction of Collateral Invested Amount treated as Available Principal
          Collections:                                                                       $0.00

     12.  Deposited to Reserve Account:                                                      $0.00

     13.  Applied to other amounts owed to Collateral Interest Holder:                       $0.00

     l4.  Balance:                                                                   $6,411,175.97

O. Yield and Base Rate

     1.   Base Rate

          a.   Current Monthly Period                                                       7.7679%
          b.   Prior Monthly Period                                                         7.3989%
          c.   Second Prior Monthly Period                                                  7.3404%

     2.   Three Month Average Base Rate                                                     7.5024%

     3.   Series Adjusted Portfolio Yield

          a.   Current Monthly Period                                                      19.8478%
          b.   Prior Monthly Period                                                        19.2687%
          c.   Second Prior Monthly Period                                                 20.0475%

     4.   Three Month Average Series Adjusted Portfolio Yield                              19.7213%

     5.   Is the 3 month average series adjusted portfolio more than the 3 month
          average base rate:                                                                   Yes

IX. Series 2002-6 Certificates

                                              Series       Total Investor     Transferors
A. Investor/Transferor Allocations          Allocations       Interest         Interest
----------------------------------        --------------   --------------   --------------
Beginning Invested /Transferor Amount     976,484,122.39   720,000,000.00   256,484,122.39
Beginning Adjusted Invested Amount                   N/A   720,000,000.00              N/A
Floating Allocation Percentage                       N/A          73.7339%         26.2661%
Principal Allocation Percentage                      N/A          73.7339%         26.2661%
Collections of Finance Chg. Receivables    19,007,530.01    14,014,996.55     4,992,533.46
Collections of Principal Receivables      257,864,154.02   190,133,343.33    67,730,810.69
Defaulted Amount                            2,621,895.52     1,933,226.29       688,669.23
Ending Invested / Transferor Amounts      970,200,053.62   720,000,000.00   250,200,053.62

                                                                                       Collateral
B. Monthly Period Funding Requirements                  Class A         Class B         Interest         Total
--------------------------------------               -------------   -------------   -------------   -------------
Principal Funding Account                                     0.00            0.00            0.00            0.00
Investment Proceeds for Monthly Period                        0.00            0.00            0.00            0.00
Reserve Account Opening Balance                               0.00            0.00            0.00            0.00
Reserve Account Deposit                                       0.00            0.00            0.00            0.00
Reserve Draw Amount                                           0.00            0.00            0.00            0.00
Reserve Account Surplus                                       0.00            0.00            0.00            0.00
Reserve Account Closing Balance                               0.00            0.00            0.00            0.00

LIBOR Determination Date                             July 13, 2006   July 13, 2006   July 13, 2006
Coupon July 17, 2006 - August 14, 2006                      5.5088%         5.8188%         5.8688%
Monthly Interest Due                                  2,635,936.88      269,990.00      323,368.13    3,229,295.00
Outstanding Monthly Interest Due                              0.00            0.00            0.00            0.00
Additional Interest Due                                       0.00            0.00            0.00            0.00
Total Interest Due                                    2,635,936.88      269,990.00      323,368.13    3,229,295.00
Investor Default Amount                               1,594,911.69      154,658.10      183,656.50    1,933,226.29
Investor Monthly Fees Due                               990,000.00       96,000.00      114,000.00    1,200,000.00
Investor Additional Amounts Due
Total Due                                             5,220,848.56      520,648.10      621,024.62    6,362,521.29

Reallocated Investor Finance Charge Collections                                                      14,055,932.45
Interest and Principal Funding Investment Proceeds                                                            0.00
Interest on Reserve Account                                                                                   0.00
Series Adjusted Portfolio Yield                                                                            19.8243%
Base Rate                                                                                                   7.7428%
Excess Spread Percentage                                                                                   12.8224%

                                                                                  Collateral
C. Certificates - Balances and Distributions       Class A         Class B         Interest          Total
--------------------------------------------   --------------   -------------   -------------   --------------
Beginning Certificates Balance                 594,000,000.00   57,600,000.00   68,400,000.00   720,000,000.00
Interest Distributions                           2,635,936.88      269,990.00      323,368.13     3,229,295.00
Principal Deposits - Prin. Funding Account               0.00            0.00            0.00             0.00
Principal Distributions                                  0.00            0.00            0.00             0.00
Total Distributions                              2,635,936.88      269,990.00      323,368.13     3,229,295.00
Ending Certificates Balance                    594,000,000.00   57,600,000.00   68,400,000.00   720,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

     1.   Total amount of the distribution                                                   $4.44

     2.   Amount of the distribution in respect of Class A Monthly Interest:                 $4.44

     3.   Amount of the distribution in respect of Class A Outstanding Monthly
          Interest                                                                           $0.00

     4.   Amount of the distribution in respect of Class A Additional Interest:              $0.00

     5.   Amount of the distribution in respect of Class A Principal:                        $0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor
Charge-Offs on such Distribution Date.

     1.   Total amount of Class A Investor Charge-Offs:                                      $0.00

     2.   Amount of Class A Investor Charge- Offs per $1,000 original
          certificate principal amount:                                                      $0.00

     3.   Total amount reimbursed in respect of Class A Investor Charge-Offs:                $0.00

     4.   Amount reimbursed in respect of Class A Investor Charge-Offs per
          $1,000 original certificate principal amount:                                      $0.00

     5.   The amount, if any, by which the outstanding principal balance of the
          Class A Certificates exceeds the Class A Invested Amount after giving
          effect to all transactions on such Distribution Date:                              $0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

     1.   The total amount of the distribution:                                              $4.69

     2.   Amount of the distribution in respect of class B monthly interest:                 $4.69

     3.   Amount of the distribution in respect of class B outstanding monthly
          interest:                                                                          $0.00

     4.   Amount of the distribution in respect of class B additional interest:              $0.00

     5.   Amount of the distribution in respect of class B principal:                        $0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

     1.   The amount of reductions in Class B Invested Amount pursuant to
          clauses c), (d), and (e) of the definition of Class B Invested Amount:             $0.00

     2.   The amount of reductions in the Class B Invested Amount set forth in
          paragraph 1 above, per $1,000 original certificate principal amount:               $0.00

     3.   The total amount reimbursed in respect of such reductions in the Class
          B Invested Amount:                                                                 $0.00

     4.   The amount set forth in paragraph 3 above, per $1,000 original
          certificate principal amount:                                                      $0.00

     5.   The amount, if any, by which the outstanding principal balance of the
          Class B Certificates exceeds the Class B Invested Amount after giving
          effect to all transactions on such Distribution Date:                              $0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

     1.   Total amount distributed to the Collateral Interest Holder:                  $323,368.13

     2.   Amount distributed in respect of Collateral Monthly Interest:                $323,368.13

     3.   Amount distributed in respect of Collateral Additional Interest:                   $0.00

     4.   The amount distributed to the Collateral Interest Holder in respect of
          principal on the Collateral Invested Amount:                                       $0.00

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c),
(d), and (e) of the definition of Collateral Invested Amount.

     1.   The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested
          Amount:                                                                            $0.00

     2.   The total amount reimbursed in respect of such reductions in the
          Collateral Invested Amount:                                                        $0.00

J. Application of Reallocated Investor Finance Charge Collections.

     1.   Class A Available Funds:                                                  $11,596,144.27

          a.   Class A Monthly Interest:                                             $2,635,936.88
          b.   Class A Outstanding Monthly Interest:                                         $0.00
          c.   Class A Additional Interest:                                                  $0.00
          d.   Class A Investor Default Amount
               (Treated as Available Principal Collections):                         $1,594,911.69
          e.   Excess Spread:                                                        $7,365,295.71

     2.   Class B Available Funds:                                                   $1,124,474.60

          a.   Class B Monthly Interest:                                               $269,990.00
          b.   Class B Outstanding Monthly Interest:                                         $0.00
          c.   Class B Additional Interest:                                                  $0.00
          d.   Excess Spread:                                                          $854,484.60

     3.   Collateral Available Funds:                                                $1,335,313.58

          a.   Excess Spread:                                                        $1,335,313.58

     4.   Total Excess Spread:                                                       $9,555,093.89

K. Reallocated Principal Collections.

     1.   Principal Allocation Percentage:                                                 73.7339%

     2.   Series 2002-6 Allocable Principal Collections:                           $257,864,154.02

     3.   Principal Allocation Percentage of Series 2002-6 Allocable Principal
          Collections:                                                             $190,133,343.33

     4.   Reallocated Principal Collections Required to fund the Required
          Amount:                                                                            $0.00

     5.   Item 3 minus item 4:                                                     $190,133,343.33

     6.   Shared Principal Collections from other Series allocated to Series
          2002-6                                                                               N/A

     7.   Other amounts Treated as Available Principal Collections:                  $1,933,226.29

     8.   Available Principal Collections
          (total of 5., 6. & 7.):                                                  $192,066,569.62

L. Application of Available Principal Collections during Revolving Period.

     1.   Collateral Invested Amount                                                $68,400,000.00

     2.   Required Collateral Invested Amount                                       $68,400,000.00

     3.   Excess of Collateral Invested Amount over Required Collateral Invested
          Amount:                                                                            $0.00

     4.   Treated as Shared Principal Collections:                                 $192,066,569.62

M. Application of Principal Collections During Accumulation or Amortization
Period.

     1.   Principal Funding Account:                                                           N/A

     2.   Excess of Collateral Invested Amount over Required Collateral Invested
          Amount:                                                                              N/A

     3.   Principal Distribution:                                                              N/A

     4.   Treated as Shared Principal Collections:                                             N/A

N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2002-6

     1.   Excess Spread:                                                             $9,555,093.89

     2.   Excess Finance Charge Collections:                                                 $0.00

     3.   Applied to fund Class A Required Amount:                                           $0.00

     4.   Class A Investor Charge-Offs treated as Available Principal
          Collections:                                                                       $0.00

     5.   Applied to fund Class B overdue Interest:                                          $0.00

     6.   Applied to fund Class B Required Amount:                                     $154,658.10

     7.   Reduction of Class B Invested Amount treated as Available Principal
          Collections:                                                                       $0.00

     8.   Applied to Collateral Monthly Interest:                                      $323,368.13

     9.   Applied to unpaid Monthly Servicing Fee paid to Servicer:                  $1,200,000.00

     10.  Collateral Default Amount treated as Available Principal Collections:        $183,656.50

     11.  Reduction of Collateral Invested Amount treated as Available Principal
          Collections:                                                                       $0.00

     12.  Deposited to Reserve Account:                                                      $0.00

     13.  Applied to other amounts owed to Collateral Interest Holder:                       $0.00

     l4.  Balance:                                                                   $7,693,411.16

O. Yield and Base Rate

     1.   Base Rate

          a.   Current Monthly Period                                                       7.7428%
          b.   Prior Monthly Period                                                         7.3738%
          c.   Second Prior Monthly Period                                                  7.3153%

     2.   Three Month Average Base Rate                                                     7.4773%

     3.   Series Adjusted Portfolio Yield

          a.   Current Monthly Period                                                      19.8243%
          b.   Prior Monthly Period                                                        19.2428%
          c.   Second Prior Monthly Period                                                 20.0216%

     4.   Three Month Average Series Adjusted Portfolio Yield                              19.6962%

     5.   Is the 3 month average series adjusted portfolio more than the 3 month
          average base rate:                                                                   Yes

X. Series 2003-1 Certificates

                                               Series        Total Investor     Transferors
A. Investor/Transferor Allocations           Allocations        Interest         Interest
---------------------------------------   ----------------   --------------   --------------
Beginning Invested /Transferor Amount     1,247,729,711.94   920,000,000.00   327,729,711.94
Beginning Adjusted Invested Amount                     N/A   920,000,000.00              N/A
Floating Allocation Percentage                         N/A          73.7339%         26.2661%
Principal Allocation Percentage                        N/A          73.7339%         26.2661%
Collections of Finance Chg. Receivables      24,287,399.46    17,908,051.15     6,379,348.31
Collections of Principal Receivables        329,493,085.70   242,948,160.92    86,544,924.78
Defaulted Amount                              3,350,199.83     2,470,233.59       879,966.24
Ending Invested / Transferor Amounts      1,239,700,068.51   920,000,000.00   319,700,068.51

                                                                                       Collateral
B. Monthly Period Funding Requirements                  Class A         Class B         Interest         Total
--------------------------------------------------   -------------   -------------   -------------   -------------
Principal Funding Account                                     0.00            0.00            0.00            0.00
Investment Proceeds for Monthly Period                        0.00            0.00            0.00            0.00
Reserve Account Opening Balance                               0.00            0.00            0.00            0.00
Reserve Account Deposit                                       0.00            0.00            0.00            0.00
Reserve Draw Amount                                           0.00            0.00            0.00            0.00
Reserve Account Surplus                                       0.00            0.00            0.00            0.00
Reserve Account Closing Balance                               0.00            0.00            0.00            0.00

LIBOR Determination Date                             July 13, 2006   July 13, 2006   July 13, 2006
Coupon July 17, 2006 - August 14, 2006                      5.4788%         5.7688%         5.8688%
Monthly Interest Due                                  3,349,799.06      342,022.78      413,192.60    4,105,014.44
Outstanding Monthly Interest Due                              0.00            0.00            0.00            0.00
Additional Interest Due                                       0.00            0.00            0.00            0.00
Total Interest Due                                    3,349,799.06      342,022.78      413,192.60    4,105,014.44
Investor Default Amount                               2,037,942.71      197,618.69      234,672.19    2,470,233.59
Investor Monthly Fees Due                             1,265,000.00      122,666.67      145,666.67    1,533,333.33
Investor Additional Amounts Due
Total Due                                             6,652,741.77      662,308.13      793,531.46    8,108,581.36

Reallocated Investor Finance Charge Collections                                                      17,939,051.18
Interest and Principal Funding Investment Proceeds                                                            0.00
Interest on Reserve Account                                                                                   0.00
Series Adjusted Portfolio Yield                                                                            19.7971%
Base Rate                                                                                                   7.7136%
Excess Spread Percentage                                                                                   12.8224%

                                                                                  Collateral
C. Certificates - Balances and Distributions       Class A         Class B         Interest         Total
--------------------------------------------   --------------   -------------   -------------   --------------
Beginning Certificates Balance                 759,000,000.00   73,600,000.00   87,400,000.00   920,000,000.00
Interest Distributions                           3,349,799.06      342,022.78      413,192.60     4,105,014.44
Principal Deposits - Prin. Funding Account               0.00            0.00            0.00             0.00
Principal Distributions                                  0.00            0.00            0.00             0.00
Total Distributions                              3,349,799.06      342,022.78      413,192.60     4,105,014.44
Ending Certificates Balance                    759,000,000.00   73,600,000.00   87,400,000.00   920,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

     1.   Total amount of the distribution                                                   $4.41

     2.   Amount of the distribution in respect of Class A Monthly Interest:                 $4.41

     3.   Amount of the distribution in respect of Class A Outstanding Monthly
          Interest                                                                           $0.00

     4.   Amount of the distribution in respect of Class A Additional Interest:              $0.00

     5.   Amount of the distribution in respect of Class A Principal:                        $0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor
Charge-Offs on such Distribution Date.

     1.   Total amount of Class A Investor Charge-Offs:                                      $0.00

     2.   Amount of Class A Investor Charge- Offs per $1,000 original
          certificate principal amount:                                                      $0.00

     3.   Total amount reimbursed in respect of Class A Investor Charge-Offs:                $0.00

     4.   Amount reimbursed in respect of Class A Investor Charge-Offs per
          $1,000 original certificate principal amount:                                      $0.00

     5.   The amount, if any, by which the outstanding principal balance of the
          Class A Certificates exceeds the Class A Invested Amount after giving
          effect to all transactions on such Distribution Date:                              $0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

     1.   The total amount of the distribution:                                              $4.65

     2.   Amount of the distribution in respect of class B monthly interest:                 $4.65

     3.   Amount of the distribution in respect of class B outstanding monthly
          interest:                                                                          $0.00

     4.   Amount of the distribution in respect of class B additional interest:              $0.00

     5.   Amount of the distribution in respect of class B principal:                        $0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

     1.   The amount of reductions in Class B Invested Amount pursuant to
          clauses c), (d), and (e) of the definition of Class B Invested Amount:             $0.00

     2.   The amount of reductions in the Class B Invested Amount set forth in
          paragraph 1 above, per $1,000 original certificate principal amount:               $0.00

     3.   The total amount reimbursed in respect of such reductions in the Class
          B Invested Amount:                                                                 $0.00

     4.   The amount set forth in paragraph 3 above, per $1,000 original
          certificate principal amount:                                                      $0.00

     5.   The amount, if any, by which the outstanding principal balance of the
          Class B Certificates exceeds the Class B Invested Amount after giving
          effect to all transactions on such Distribution Date:                              $0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

     1.   Total amount distributed to the Collateral Interest Holder:                  $413,192.60

     2.   Amount distributed in respect of Collateral Monthly Interest:                $413,192.60

     3.   Amount distributed in respect of Collateral Additional Interest:                   $0.00

     4.   The amount distributed to the Collateral Interest Holder in respect of
          principal on the Collateral Invested Amount:                                       $0.00

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c),
(d), and (e) of the definition of Collateral Invested Amount.

     1.   The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested
          Amount:                                                                            $0.00

     2.   The total amount reimbursed in respect of such reductions in the
          Collateral Invested Amount:                                                        $0.00

J. Application of Reallocated Investor Finance Charge Collections.

     1.   Class A Available Funds:                                                  $14,799,717.23

          a.   Class A Monthly Interest:                                             $3,349,799.06
          b.   Class A Outstanding Monthly Interest:                                         $0.00
          c.   Class A Additional Interest:                                                  $0.00
          d.   Class A Investor Default Amount
               (Treated as Available Principal Collections):                         $2,037,942.71
          e.   Excess Spread:                                                        $9,411,975.45

     2.   Class B Available Funds:                                                   $1,435,124.09

          a.   Class B Monthly Interest:                                               $342,022.78
          b.   Class B Outstanding Monthly Interest:                                         $0.00
          c.   Class B Additional Interest:                                                  $0.00
          d.   Excess Spread:                                                        $1,093,101.32

     3.   Collateral Available Funds:                                                $1,704,209.86

          a.   Excess Spread:                                                        $1,704,209.86

     4.   Total Excess Spread:                                                      $12,209,286.63

K. Reallocated Principal Collections.

     1.   Principal Allocation Percentage:                                                 73.7339%

     2.   Series 2003-1 Allocable Principal Collections:                           $329,493,085.70

     3.   Principal Allocation Percentage of Series 2003-1 Allocable Principal
          Collections:                                                             $242,948,160.92

     4.   Reallocated Principal Collections Required to fund the Required
          Amount:                                                                            $0.00

     5.   Item 3 minus item 4:                                                     $242,948,160.92

     6.   Shared Principal Collections from other Series allocated to Series
          2003-1                                                                               N/A

     7.   Other amounts Treated as Available Principal Collections:                  $2,470,233.59

     8.   Available Principal Collections
          (total of 5., 6. & 7.):                                                  $245,418,394.51

L. Application of Available Principal Collections during Revolving Period.

     1.   Collateral Invested Amount                                                $87,400,000.00

     2.   Required Collateral Invested Amount                                       $87,400,000.00

     3.   Excess of Collateral Invested Amount over Required Collateral Invested
          Amount:                                                                            $0.00

     4.   Treated as Shared Principal Collections:                                 $245,418,394.51

M. Application of Principal Collections During Accumulation or Amortization
Period.

     1.   Principal Funding Account:                                                           N/A

     2.   Excess of Collateral Invested Amount over Required Collateral Invested
          Amount:                                                                              N/A

     3.   Principal Distribution:                                                              N/A

     4.   Treated as Shared Principal Collections:                                             N/A

N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2003-1

     1.   Excess Spread:                                                            $12,209,286.63

     2.   Excess Finance Charge Collections:                                                 $0.00

     3.   Applied to fund Class A Required Amount:                                           $0.00

     4.   Class A Investor Charge-Offs treated as Available Principal
          Collections:                                                                       $0.00

     5.   Applied to fund Class B overdue Interest:                                          $0.00

     6.   Applied to fund Class B Required Amount:                                     $197,618.69

     7.   Reduction of Class B Invested Amount treated as Available Principal
          Collections:                                                                       $0.00

     8.   Applied to Collateral Monthly Interest:                                      $413,192.60

     9.   Applied to unpaid Monthly Servicing Fee paid to Servicer:                  $1,533,333.33

     10.  Collateral Default Amount treated as Available Principal Collections:        $234,672.19

     11.  Reduction of Collateral Invested Amount treated as Available Principal
          Collections:                                                                       $0.00

     12.  Deposited to Reserve Account:                                                      $0.00

     13.  Applied to other amounts owed to Collateral Interest Holder:                       $0.00

     l4.  Balance:                                                                   $9,830,469.82

O. Yield and Base Rate

     1.   Base Rate

          a.   Current Monthly Period                                                       7.7136%
          b.   Prior Monthly Period                                                         7.3446%
          c.   Second Prior Monthly Period                                                  7.2862%

     2.   Three Month Average Base Rate                                                     7.4481%

     3.   Series Adjusted Portfolio Yield

          a.   Current Monthly Period                                                      19.7970%
          b.   Prior Monthly Period                                                        19.2127%
          c.   Second Prior Monthly Period                                                 19.9915%

     4.   Three Month Average Series Adjusted Portfolio Yield                              19.6671%

     5.   Is the 3 month average series adjusted portfolio more than the 3 month
          average base rate:                                                                   Yes

XI. Series 2003-2 Certificates

                                                Series        Total Investor      Transferors
A. Investor/Transferor Allocations           Allocations         Interest          Interest
---------------------------------------   ----------------   ----------------   --------------
Beginning Invested /Transferor Amount     1,491,850,742.54   1,100,000,000.00   391,850,742.54
Beginning Adjusted Invested Amount                     N/A   1,100,000,000.00              N/A
Floating Allocation Percentage                         N/A            73.7339%         26.2661%
Principal Allocation Percentage                        N/A            73.7339%         26.2661%
Collections of Finance Chg. Receivables      29,039,281.97      21,411,800.29     7,627,481.68
Collections of Principal Receivables        393,959,124.20     290,481,496.75   103,477,627.45
Defaulted Amount                              4,005,673.71       2,953,540.16     1,052,133.55
Ending Invested / Transferor Amounts      1,482,250,081.91   1,100,000,000.00   382,250,081.91

                                                                                       Collateral
B. Monthly Period Funding Requirements                  Class A         Class B         Interest         Total
--------------------------------------------------   -------------   -------------   -------------   -------------
Principal Funding Account                                     0.00            0.00            0.00            0.00
Investment Proceeds for Monthly Period                        0.00            0.00            0.00            0.00
Reserve Account Opening Balance                               0.00            0.00            0.00            0.00
Reserve Account Deposit                                       0.00            0.00            0.00            0.00
Reserve Draw Amount                                           0.00            0.00            0.00            0.00
Reserve Account Surplus                                       0.00            0.00            0.00            0.00
Reserve Account Closing Balance                               0.00            0.00            0.00            0.00

LIBOR Determination Date                             July 13, 2006   July 13, 2006   July 13, 2006
Coupon July 17, 2006 - August 14, 2006                      5.4788%         5.7388%         5.8688%
Monthly Interest Due                                  4,005,194.53      406,813.61      494,034.64    4,906,042.78
Outstanding Monthly Interest Due                              0.00            0.00            0.00            0.00
Additional Interest Due                                       0.00            0.00            0.00            0.00
Total Interest Due                                    4,005,194.53      406,813.61      494,034.64    4,906,042.78
Investor Default Amount                               2,436,670.63      236,283.21      280,586.32    2,953,540.16
Investor Monthly Fees Due                             1,512,500.00      146,666.67      174,166.67    1,833,333.33
Investor Additional Amounts Due
Total Due                                             7,954,365.16      789,763.49      948,787.62    9,692,916.27

Reallocated Investor Finance Charge Collections                                                      21,446,738.88
Interest and Principal Funding Investment Proceeds                                                            0.00
Interest on Reserve Account                                                                                   0.00
Series Adjusted Portfolio Yield                                                                            19.7948%
Base Rate                                                                                                   7.7112%
Excess Spread Percentage                                                                                   12.8224%

                                                                                  Collateral
C. Certificates - Balances and Distributions       Class A         Class B         Interest           Total
--------------------------------------------   --------------   -------------   --------------   ----------------
Beginning Certificates Balance                 907,500,000.00   88,000,000.00   104,500,000.00   1,100,000,000.00
Interest Distributions                           4,005,194.53      406,813.61       494,034.64       4,906,042.78
Principal Deposits - Prin. Funding Account               0.00            0.00             0.00               0.00
Principal Distributions                                  0.00            0.00             0.00               0.00
Total Distributions                              4,005,194.53      406,813.61       494,034.64       4,906,042.78
Ending Certificates Balance                    907,500,000.00   88,000,000.00   104,500,000.00   1,100,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

     1.   Total amount of the distribution                                                   $4.41

     2.   Amount of the distribution in respect of Class A Monthly Interest:                 $4.41

     3.   Amount of the distribution in respect of Class A Outstanding Monthly
          Interest                                                                           $0.00

     4.   Amount of the distribution in respect of Class A Additional Interest:              $0.00

     5.   Amount of the distribution in respect of Class A Principal:                        $0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor
Charge-Offs on such Distribution Date.

     1.   Total amount of Class A Investor Charge-Offs:                                      $0.00

     2.   Amount of Class A Investor Charge- Offs per $1,000 original
          certificate principal amount:                                                      $0.00

     3.   Total amount reimbursed in respect of Class A Investor Charge-Offs:                $0.00

     4.   Amount reimbursed in respect of Class A Investor Charge-Offs per
          $1,000 original certificate principal amount:                                      $0.00

     5.   The amount, if any, by which the outstanding principal balance of the
          Class A Certificates exceeds the Class A Invested Amount after giving
          effect to all transactions on such Distribution Date:                              $0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

     1.   The total amount of the distribution:                                              $4.62

     2.   Amount of the distribution in respect of class B monthly interest:                 $4.62

     3.   Amount of the distribution in respect of class B outstanding monthly
          interest:                                                                          $0.00

     4.   Amount of the distribution in respect of class B additional interest:              $0.00

     5.   Amount of the distribution in respect of class B principal:                        $0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

     1.   The amount of reductions in Class B Invested Amount pursuant to
          clauses c), (d), and (e) of the definition of Class B Invested Amount:             $0.00

     2.   The amount of reductions in the Class B Invested Amount set forth in
          paragraph 1 above, per $1,000 original certificate principal amount:               $0.00

     3.   The total amount reimbursed in respect of such reductions in the Class
          B Invested Amount:                                                                 $0.00

     4.   The amount set forth in paragraph 3 above, per $1,000 original
          certificate principal amount:                                                      $0.00

     5.   The amount, if any, by which the outstanding principal balance of the
          Class B Certificates exceeds the Class B Invested Amount after giving
          effect to all transactions on such Distribution Date:                              $0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

     1.   Total amount distributed to the Collateral Interest Holder:                  $494,034.64

     2.   Amount distributed in respect of Collateral Monthly Interest:                $494,034.64

     3.   Amount distributed in respect of Collateral Additional Interest:                   $0.00

     4.   The amount distributed to the Collateral Interest Holder in respect of
          principal on the Collateral Invested Amount:                                       $0.00

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c),
(d), and (e) of the definition of Collateral Invested Amount.

     1.   The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested
          Amount:                                                                            $0.00

     2.   The total amount reimbursed in respect of such reductions in the
          Collateral Invested Amount:                                                        $0.00

J. Application of Reallocated Investor Finance Charge Collections.

     1.   Class A Available Funds:                                                  $17,693,559.58

          a.   Class A Monthly Interest:                                             $4,005,194.53
          b.   Class A Outstanding Monthly Interest:                                         $0.00
          c.   Class A Additional Interest:                                                  $0.00
          d.   Class A Investor Default Amount
               (Treated as Available Principal Collections):                         $2,436,670.63
          e.   Excess Spread:                                                       $11,251,694.41

     2.   Class B Available Funds:                                                   $1,715,739.11

          a.   Class B Monthly Interest:                                               $406,813.61
          b.   Class B Outstanding Monthly Interest:                                         $0.00
          c.   Class B Additional Interest:                                                  $0.00
          d.   Excess Spread:                                                        $1,308,925.50

     3.   Collateral Available Funds:                                                $2,037,440.19

          a.   Excess Spread:                                                        $2,037,440.19

     4.   Total Excess Spread:                                                      $14,598,060.11

K. Reallocated Principal Collections.

     1.   Principal Allocation Percentage:                                                 73.7339%

     2.   Series 2003-2 Allocable Principal Collections:                           $393,959,124.20

     3.   Principal Allocation Percentage of Series 2003-2 Allocable Principal
          Collections:                                                             $290,481,496.75

     4.   Reallocated Principal Collections Required to fund the Required
          Amount:                                                                            $0.00

     5.   Item 3 minus item 4:                                                     $290,481,496.75

     6.   Shared Principal Collections from other Series allocated to Series
          2003-2                                                                               N/A

     7.   Other amounts Treated as Available Principal Collections:                  $2,953,540.16

     8.   Available Principal Collections
          (total of 5., 6. & 7.):                                                  $293,435,036.91

L. Application of Available Principal Collections during Revolving Period.

     1.   Collateral Invested Amount                                               $104,500,000.00

     2.   Required Collateral Invested Amount                                      $104,500,000.00

     3.   Excess of Collateral Invested Amount over Required Collateral Invested
          Amount:                                                                            $0.00

     4.   Treated as Shared Principal Collections:                                 $293,435,036.91

M. Application of Principal Collections During Accumulation or Amortization
Period.

     1.   Principal Funding Account:                                                           N/A

     2.   Excess of Collateral Invested Amount over Required Collateral Invested
          Amount:                                                                              N/A

     3.   Principal Distribution:                                                              N/A

     4.   Treated as Shared Principal Collections:                                             N/A

N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2003-2

     1.   Excess Spread:                                                            $14,598,060.11

     2.   Excess Finance Charge Collections:                                                 $0.00

     3.   Applied to fund Class A Required Amount:                                           $0.00

     4.   Class A Investor Charge-Offs treated as Available Principal
          Collections:                                                                       $0.00

     5.   Applied to fund Class B overdue Interest:                                          $0.00

     6.   Applied to fund Class B Required Amount:                                     $236,283.21

     7.   Reduction of Class B Invested Amount treated as Available Principal
          Collections:                                                                       $0.00

     8.   Applied to Collateral Monthly Interest:                                      $494,034.64

     9.   Applied to unpaid Monthly Servicing Fee paid to Servicer:                  $1,833,333.33

     10.  Collateral Default Amount treated as Available Principal Collections:        $280,586.32

     11.  Reduction of Collateral Invested Amount treated as Available Principal
          Collections:                                                                       $0.00

     12.  Deposited to Reserve Account:                                                      $0.00

     13.  Applied to other amounts owed to Collateral Interest Holder:                       $0.00

     l4.  Balance:                                                                  $11,753,822.61

O. Yield and Base Rate

     1.   Base Rate

          a.   Current Monthly Period                                                       7.7112%
          b.   Prior Monthly Period                                                         7.3422%
          c.   Second Prior Monthly Period                                                  7.2837%

     2.   Three Month Average Base Rate                                                     7.4457%

     3.   Series Adjusted Portfolio Yield

          a.   Current Monthly Period                                                      19.7948%
          b.   Prior Monthly Period                                                        19.2102%
          c.   Second Prior Monthly Period                                                 19.9890%

     4.   Three Month Average Series Adjusted Portfolio Yield                              19.6647%

     5.   Is the 3 month average series adjusted portfolio more than the 3 month
          average base rate:                                                                   Yes

XII. Series 2003-3 Certificates

                                               Series        Total Investor     Transferors
A. Investor/Transferor Allocations           Allocations        Interest         Interest
---------------------------------------   ----------------   --------------   --------------
Beginning Invested /Transferor Amount     1,017,170,960.82   750,000,000.00   267,170,960.82
Beginning Adjusted Invested Amount                     N/A   750,000,000.00              N/A
Floating Allocation Percentage                         N/A          73.7339%         26.2661%
Principal Allocation Percentage                        N/A          73.7339%         26.2661%
Collections of Finance Chg. Receivables      19,799,510.43    14,598,954.74     5,200,555.69
Collections of Principal Receivables        268,608,493.78   198,055,565.97    70,552,927.81
Defaulted Amount                              2,731,141.16     2,013,777.38       717,363.78

Ending Invested / Transferor Amounts      1,010,625,055.85   750,000,000.00   260,625,055.85

                                                                                       Collateral
B. Monthly Period Funding Requirements                  Class A         Class B         Interest         Total
--------------------------------------------------   -------------   -------------   -------------   -------------
Principal Funding Account                                     0.00            0.00            0.00            0.00
Investment Proceeds for Monthly Period                        0.00            0.00            0.00            0.00
Reserve Account Opening Balance                               0.00            0.00            0.00            0.00
Reserve Account Deposit                                       0.00            0.00            0.00            0.00
Reserve Draw Amount                                           0.00            0.00            0.00            0.00
Reserve Account Surplus                                       0.00            0.00            0.00            0.00
Reserve Account Closing Balance                               0.00            0.00            0.00            0.00

LIBOR Determination Date                             July 13, 2006   July 13, 2006   July 13, 2006
Coupon July 17, 2006 - August 14, 2006                      5.4788%         5.7188%         5.8688%
Monthly Interest Due                                  2,730,814.45      276,406.25      336,841.80    3,344,062.50
Outstanding Monthly Interest Due                              0.00            0.00            0.00            0.00
Additional Interest Due                                       0.00            0.00            0.00            0.00
Total Interest Due                                    2,730,814.45      276,406.25      336,841.80    3,344,062.50
Investor Default Amount                               1,661,366.34      161,102.19      191,308.85    2,013,777.38
Investor Monthly Fees Due                             1,031,250.00      100,000.00      118,750.00    1,250,000.00
Investor Additional Amounts Due
Total Due                                             5,423,430.79      537,508.44      646,900.65    6,607,839.88

Reallocated Investor Finance Charge Collections                                                      14,621,809.84
Interest and Principal Funding Investment Proceeds                                                            0.00
Interest on Reserve Account                                                                                   0.00
Series Adjusted Portfolio Yield                                                                            19.7933%
Base Rate                                                                                                   7.7096%
Excess Spread Percentage                                                                                   12.8224%

                                                                                  Collateral
C. Certificates - Balances and Distributions       Class A         Class B         Interest          Total
--------------------------------------------   --------------   -------------   -------------   --------------
Beginning Certificates Balance                 618,750,000.00   60,000,000.00   71,250,000.00   750,000,000.00
Interest Distributions                           2,730,814.45      276,406.25      336,841.80     3,344,062.50
Principal Deposits - Prin. Funding Account               0.00            0.00            0.00             0.00
Principal Distributions                                  0.00            0.00            0.00             0.00
Total Distributions                              2,730,814.45      276,406.25      336,841.80     3,344,062.50
Ending Certificates Balance                    618,750,000.00   60,000,000.00   71,250,000.00   750,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

     1.   Total amount of the distribution                                                   $4.41

     2.   Amount of the distribution in respect of Class A Monthly Interest:                 $4.41

     3.   Amount of the distribution in respect of Class A Outstanding Monthly
          Interest                                                                           $0.00

     4.   Amount of the distribution in respect of Class A Additional Interest:              $0.00

     5.   Amount of the distribution in respect of Class A Principal:                        $0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor
Charge-Offs on such Distribution Date.

     1.   Total amount of Class A Investor Charge-Offs:                                      $0.00

     2.   Amount of Class A Investor Charge- Offs per $1,000 original
          certificate principal amount:                                                      $0.00

     3.   Total amount reimbursed in respect of Class A Investor Charge-Offs:                $0.00

     4.   Amount reimbursed in respect of Class A Investor Charge-Offs per
          $1,000 original certificate principal amount:                                      $0.00

     5.   The amount, if any, by which the outstanding principal balance of the
          Class A Certificates exceeds the Class A Invested Amount after giving
          effect to all transactions on such Distribution Date:                              $0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

     1.   The total amount of the distribution:                                              $4.61

     2.   Amount of the distribution in respect of class B monthly interest:                 $4.61

     3.   Amount of the distribution in respect of class B outstanding monthly
          interest:                                                                          $0.00

     4.   Amount of the distribution in respect of class B additional interest:              $0.00

     5.   Amount of the distribution in respect of class B principal:                        $0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

     1.   The amount of reductions in Class B Invested Amount pursuant to
          clauses c), (d), and (e) of the definition of Class B Invested Amount:             $0.00

     2.   The amount of reductions in the Class B Invested Amount set forth in
          paragraph 1 above, per $1,000 original certificate principal amount:               $0.00

     3.   The total amount reimbursed in respect of such reductions in the Class
          B Invested Amount:                                                                 $0.00

     4.   The amount set forth in paragraph 3 above, per $1,000 original
          certificate principal amount:                                                      $0.00

     5.   The amount, if any, by which the outstanding principal balance of the
          Class B Certificates exceeds the Class B Invested Amount after giving
          effect to all transactions on such Distribution Date:                              $0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

     1.   Total amount distributed to the Collateral Interest Holder:                  $336,841.80

     2.   Amount distributed in respect of Collateral Monthly Interest:                $336,841.80

     3.   Amount distributed in respect of Collateral Additional Interest:                   $0.00

     4.   The amount distributed to the Collateral Interest Holder in respect of
          principal on the Collateral Invested Amount:                                       $0.00

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c),
(d), and (e) of the definition of Collateral Invested Amount.

     1.   The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested
          Amount:                                                                            $0.00

     2.   The total amount reimbursed in respect of such reductions in the
          Collateral Invested Amount:                                                        $0.00

J. Application of Reallocated Investor Finance Charge Collections.

     1.   Class A Available Funds:                                                  $12,062,993.12

          a.   Class A Monthly Interest:                                             $2,730,814.45
          b.   Class A Outstanding Monthly Interest:                                         $0.00
          c.   Class A Additional Interest:                                                  $0.00
          d.   Class A Investor Default Amount
               (Treated as Available Principal Collections):                         $1,661,366.34
          e.   Excess Spread:                                                        $7,670,812.33

     2.   Class B Available Funds:                                                   $1,169,744.79

          a.   Class B Monthly Interest:                                               $276,406.25
          b.   Class B Outstanding Monthly Interest:                                         $0.00
          c.   Class B Additional Interest:                                                  $0.00
          d.   Excess Spread:                                                          $893,338.54

     3.   Collateral Available Funds:                                                $1,389,071.93

          a.   Excess Spread:                                                        $1,389,071.93

     4.   Total Excess Spread:                                                       $9,953,222.80

K. Reallocated Principal Collections.

     1.   Principal Allocation Percentage:                                                 73.7339%

     2.   Series 2003-3 Allocable Principal Collections:                           $268,608,493.78

     3.   Principal Allocation Percentage of Series 2003-3 Allocable Principal
          Collections:                                                             $198,055,565.97

     4.   Reallocated Principal Collections Required to fund the Required
          Amount:                                                                            $0.00

     5.   Item 3 minus item 4:                                                     $198,055,565.97

     6.   Shared Principal Collections from other Series allocated to Series
          2003-3                                                                               N/A

     7.   Other amounts Treated as Available Principal Collections:                  $2,013,777.38

     8.   Available Principal Collections
          (total of 5., 6. & 7.):                                                  $200,069,343.35

L. Application of Available Principal Collections during Revolving Period.

     1.   Collateral Invested Amount                                                $71,250,000.00

     2.   Required Collateral Invested Amount                                       $71,250,000.00

     3.   Excess of Collateral Invested Amount over Required Collateral Invested
          Amount:                                                                            $0.00

     4.   Treated as Shared Principal Collections:                                 $200,069,343.35

M. Application of Principal Collections During Accumulation or Amortization
Period.

     1.   Principal Funding Account:                                                           N/A

     2.   Excess of Collateral Invested Amount over Required Collateral Invested
          Amount:                                                                              N/A

     3.   Principal Distribution:                                                              N/A

     4.   Treated as Shared Principal Collections:                                             N/A

N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2003-3

     1.   Excess Spread:                                                             $9,953,222.80

     2.   Excess Finance Charge Collections:                                                 $0.00

     3.   Applied to fund Class A Required Amount:                                           $0.00

     4.   Class A Investor Charge-Offs treated as Available Principal
          Collections:                                                                       $0.00

     5.   Applied to fund Class B overdue Interest:                                          $0.00

     6.   Applied to fund Class B Required Amount:                                     $161,102.19

     7.   Reduction of Class B Invested Amount treated as Available Principal
          Collections:                                                                       $0.00

     8.   Applied to Collateral Monthly Interest:                                      $336,841.80

     9.   Applied to unpaid Monthly Servicing Fee paid to Servicer:                  $1,250,000.00

     10.  Collateral Default Amount treated as Available Principal Collections:        $191,308.85

     11.  Reduction of Collateral Invested Amount treated as Available Principal
          Collections:                                                                       $0.00

     12.  Deposited to Reserve Account:                                                      $0.00

     13.  Applied to other amounts owed to Collateral Interest Holder:                       $0.00

     l4.  Balance:                                                                   $8,013,969.96

O. Yield and Base Rate

     1.   Base Rate

          a.   Current Monthly Period                                                       7.7096%
          b.   Prior Monthly Period                                                         7.3406%
          c.   Second Prior Monthly Period                                                  7.2821%

     2.   Three Month Average Base Rate                                                     7.4441%

     3.   Series Adjusted Portfolio Yield

          a.   Current Monthly Period                                                      19.7933%
          b.   Prior Monthly Period                                                        19.2085%
          c.   Second Prior Monthly Period                                                 19.9873%

     4.   Three Month Average Series Adjusted Portfolio Yield                              19.6630%

     5.   Is the 3 month average series adjusted portfolio more than the 3 month
          average base rate:                                                                   Yes

XIII. Series 2004-1 Certificates

                                               Series        Total Investor     Transferors
A. Investor/Transferor Allocations           Allocations        Interest         Interest
---------------------------------------   ----------------   --------------   --------------
Beginning Invested /Transferor Amount     1,084,982,358.21   800,000,000.00   284,982,358.21
Beginning Adjusted Invested Amount                     N/A   800,000,000.00              N/A
Floating Allocation Percentage                         N/A          73.7339%         26.2661%
Principal Allocation Percentage                        N/A          73.7339%         26.2661%
Collections of Finance Chg. Receivables      21,119,477.79    15,572,218.39     5,547,259.40
Collections of Principal Receivables        286,515,726.69   211,259,270.37    75,256,456.33
Defaulted Amount                              2,913,217.24     2,148,029.21       765,188.04

Ending Invested / Transferor Amounts      1,078,000,059.57   800,000,000.00   278,000,059.57

                                                                                       Collateral
B. Monthly Period Funding Requirements                  Class A         Class B         Interest         Total
--------------------------------------------------   -------------   -------------   -------------   -------------
Principal Funding Account                                     0.00            0.00            0.00            0.00
Investment Proceeds for Monthly Period                        0.00            0.00            0.00            0.00
Reserve Account Opening Balance                               0.00            0.00            0.00            0.00
Reserve Account Deposit                                       0.00            0.00            0.00            0.00
Reserve Draw Amount                                           0.00            0.00            0.00            0.00
Reserve Account Surplus                                       0.00            0.00            0.00            0.00
Reserve Account Closing Balance                               0.00            0.00            0.00            0.00

LIBOR Determination Date                             July 13, 2006   July 13, 2006   July 13, 2006
Coupon July 17, 2006 - August 14, 2006                      5.4488%         5.6188%         5.9188%
Monthly Interest Due                                  2,932,032.92      271,572.92      343,287.50    3,546,893.33
Outstanding Monthly Interest Due                              0.00            0.00            0.00            0.00
Additional Interest Due                                       0.00            0.00            0.00            0.00
Total Interest Due                                    2,932,032.92      271,572.92      343,287.50    3,546,893.33
Investor Default Amount                               1,793,604.39      161,102.19      193,322.63    2,148,029.21
Investor Monthly Fees Due                             1,113,333.33      100,000.00      120,000.00    1,333,333.33
Investor Additional Amounts Due
Total Due                                             5,838,970.64      532,675.11      656,610.13    7,028,255.87

Reallocated Investor Finance Charge Collections                                                      15,576,490.50
Interest and Principal Funding Investment Proceeds                                                            0.00
Interest on Reserve Account                                                                                   0.00
Series Adjusted Portfolio Yield                                                                            19.7637%
Base Rate                                                                                                   7.6779%
Excess Spread Percentage                                                                                   12.8224%

                                                                                  Collateral
C. Certificates - Balances and Distributions       Class A         Class B         Interest          Total
--------------------------------------------   --------------   -------------   -------------   --------------
Beginning Certificates Balance                 668,000,000.00   60,000,000.00   72,000,000.00   800,000,000.00
Interest Distributions                           2,932,032.92      271,572.92      343,287.50     3,546,893.33
Principal Deposits - Prin. Funding Account               0.00            0.00            0.00             0.00
Principal Distributions                                  0.00            0.00            0.00             0.00
Total Distributions                              2,932,032.92      271,572.92      343,287.50     3,546,893.33
Ending Certificates Balance                    668,000,000.00   60,000,000.00   72,000,000.00   800,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

     1.   Total amount of the distribution                                                   $4.39

     2.   Amount of the distribution in respect of Class A Monthly Interest:                 $4.39

     3.   Amount of the distribution in respect of Class A Outstanding Monthly
          Interest                                                                           $0.00

     4.   Amount of the distribution in respect of Class A Additional Interest:              $0.00

     5.   Amount of the distribution in respect of Class A Principal:                        $0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor
Charge-Offs on such Distribution Date.

     1.   Total amount of Class A Investor Charge-Offs:                                      $0.00

     2.   Amount of Class A Investor Charge- Offs per $1,000 original
          certificate principal amount:                                                      $0.00

     3.   Total amount reimbursed in respect of Class A Investor Charge-Offs:                $0.00

     4.   Amount reimbursed in respect of Class A Investor Charge-Offs per
          $1,000 original certificate principal amount:                                      $0.00

     5.   The amount, if any, by which the outstanding principal balance of the
          Class A Certificates exceeds the Class A Invested Amount after giving
          effect to all transactions on such Distribution Date:                              $0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

     1.   The total amount of the distribution:                                              $4.53

     2.   Amount of the distribution in respect of class B monthly interest:                 $4.53

     3.   Amount of the distribution in respect of class B outstanding monthly
          interest:                                                                          $0.00

     4.   Amount of the distribution in respect of class B additional interest:              $0.00

     5.   Amount of the distribution in respect of class B principal:                        $0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

     1.   The amount of reductions in Class B Invested Amount pursuant to
          clauses c), (d), and (e) of the definition of Class B Invested Amount:             $0.00

     2.   The amount of reductions in the Class B Invested Amount set forth in
          paragraph 1 above, per $1,000 original certificate principal amount:               $0.00

     3.   The total amount reimbursed in respect of such reductions in the Class
          B Invested Amount:                                                                 $0.00

     4.   The amount set forth in paragraph 3 above, per $1,000 original
          certificate principal amount:                                                      $0.00

     5.   The amount, if any, by which the outstanding principal balance of the
          Class B Certificates exceeds the Class B Invested Amount after giving
          effect to all transactions on such Distribution Date:                              $0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

     1.   Total amount distributed to the Collateral Interest Holder:                $8,891,522.13

     2.   Amount distributed in respect of Collateral Monthly Interest:                $343,287.50

     3.   Amount distributed in respect of Collateral Additional Interest:                   $0.00

     4.   The amount distributed to the Collateral Interest Holder in respect of
          principal on the Collateral Invested Amount:                                       $0.00

     5.   The amount distributed to the Collateral Interest Holder in respect of
          remaining Excess Spread:                                                   $8,548,234.63

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c),
(d), and (e) of the definition of Collateral Invested Amount.

     1.   The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested
          Amount:                                                                            $0.00

     2.   The total amount reimbursed in respect of such reductions in the
          Collateral Invested Amount:                                                        $0.00

J. Application of Reallocated Investor Finance Charge Collections.

     1.   Class A Available Funds:                                                  $13,006,369.57

          a.   Class A Monthly Interest:                                             $2,932,032.92
          b.   Class A Outstanding Monthly Interest:                                         $0.00
          c.   Class A Additional Interest:                                                  $0.00
          d.   Class A Investor Default Amount
               (Treated as Available Principal Collections):                         $1,793,604.39
          e.   Excess Spread:                                                        $8,280,732.26

     2.   Class B Available Funds:                                                   $1,168,236.79

          a.   Class B Monthly Interest:                                               $271,572.92
          b.   Class B Outstanding Monthly Interest:                                         $0.00
          c.   Class B Additional Interest:                                                  $0.00
          d.   Excess Spread:                                                          $896,663.87

     3.   Collateral Available Funds:                                                $1,401,884.14

          a.   Excess Spread:                                                        $1,401,884.14

     4.   Total Excess Spread:                                                      $10,579,280.28

K. Reallocated Principal Collections.

     1.   Principal Allocation Percentage:                                                 73.7339%

     2.   Series 2004-1 Allocable Principal Collections:                           $286,515,726.69

     3.   Principal Allocation Percentage of Series 2004-1 Allocable Principal
          Collections:                                                             $211,259,270.37

     4.   Reallocated Principal Collections Required to fund the Required
          Amount:                                                                            $0.00

     5.   Item 3 minus item 4:                                                     $211,259,270.37

     6.   Shared Principal Collections from other Series allocated to Series
          2004-1:                                                                              N/A

     7.   Other amounts Treated as Available Principal Collections:                  $2,148,029.21

     8.   Available Principal Collections
          (total of 5., 6. & 7.):                                                  $213,407,299.57

L. Application of Available Principal Collections during Revolving Period.

     1.   Collateral Invested Amount                                                $72,000,000.00

     2.   Required Collateral Invested Amount                                       $72,000,000.00

     3.   Excess of Collateral Invested Amount over Required Collateral Invested
          Amount:                                                                            $0.00

     4.   Treated as Shared Principal Collections:                                 $213,407,299.57

M. Application of Principal Collections During Accumulation or Amortization
Period.

     1.   Principal Funding Account:                                                           N/A

     2.   Excess of Collateral Invested Amount over Required Collateral Invested
          Amount:                                                                              N/A

     3.   Principal Distribution:                                                              N/A

     4.   Treated as Shared Principal Collections:                                             N/A

N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2004-1

     1.   Excess Spread:                                                            $10,579,280.28

     2.   Excess Finance Charge Collections:                                                 $0.00

     3.   Applied to fund Class A Required Amount:                                           $0.00

     4.   Class A Investor Charge-Offs treated as Available Principal
          Collections:                                                                       $0.00

     5.   Applied to fund Class B overdue Interest:                                          $0.00

     6.   Applied to fund Class B Required Amount:                                     $161,102.19

     7.   Reduction of Class B Invested Amount treated as Available Principal
          Collections:                                                                       $0.00

     8.   Applied to Collateral Monthly Interest:                                      $343,287.50

     9.   Applied to unpaid Monthly Servicing Fee paid to Servicer:                  $1,333,333.33

     10.  Collateral Default Amount treated as Available Principal Collections:        $193,322.63

     11.  Reduction of Collateral Invested Amount treated as Available Principal
          Collections:                                                                       $0.00

     12.  Deposited to Reserve Account:                                                      $0.00

     l3.  Remaining Excess Spread Distributed to Collateral Interest Holder:         $8,548,234.63

O. Yield and Base Rate

     1.   Base Rate

          a.   Current Monthly Period                                                       7.6779%
          b.   Prior Monthly Period                                                         7.3089%
          c.   Second Prior Monthly Period                                                  7.2505%

     2.   Three Month Average Base Rate                                                     7.4125%

     3.   Series Adjusted Portfolio Yield

          a.   Current Monthly Period                                                      19.7637%
          b.   Prior Monthly Period                                                        19.1759%
          c.   Second Prior Monthly Period                                                 19.9546%

     4.   Three Month Average Series Adjusted Portfolio Yield                              19.6314%

     5.   Is the 3 month average series adjusted portfolio more than the 3 month
          average base rate:                                                                   Yes

XIV. Series 2004-2 Certificates

                                              Series       Total Investor     Transferors
A. Investor/Transferor Allocations          Allocations       Interest         Interest
---------------------------------------   --------------   --------------   --------------
Beginning Invested /Transferor Amount     542,491,179.10   400,000,000.00   142,491,179.10
Beginning Adjusted Invested Amount                   N/A   400,000,000.00              N/A
Floating Allocation Percentage                       N/A          73.7339%         26.2661%
Principal Allocation Percentage                      N/A          73.7339%         26.2661%
Collections of Finance Chg. Receivables    10,559,738.90     7,786,109.20     2,773,629.70
Collections of Principal Receivables      143,257,863.35   105,629,635.18    37,628,228.16
Defaulted Amount                            1,456,608.62     1,074,014.60       382,594.02

Ending Invested / Transferor Amounts      539,000,029.79   400,000,000.00   139,000,029.79

                                                                                       Collateral
B. Monthly Period Funding Requirements                  Class A         Class B         Interest         Total
--------------------------------------------------   -------------   -------------   -------------   ------------
Principal Funding Account                                     0.00            0.00            0.00           0.00
Investment Proceeds for Monthly Period                        0.00            0.00            0.00           0.00
Reserve Account Opening Balance                               0.00            0.00            0.00           0.00
Reserve Account Deposit                                       0.00            0.00            0.00           0.00
Reserve Draw Amount                                           0.00            0.00            0.00           0.00
Reserve Account Surplus                                       0.00            0.00            0.00           0.00
Reserve Account Closing Balance                               0.00            0.00            0.00           0.00

LIBOR Determination Date                             July 13, 2006   July 13, 2006   July 13, 2006
Coupon July 17, 2006 - August 14, 2006                      5.5388%         5.7388%         6.0388%
Monthly Interest Due                                  1,490,231.46      138,686.46      175,123.75   1,804,041.67
Outstanding Monthly Interest Due                              0.00            0.00            0.00           0.00
Additional Interest Due                                       0.00            0.00            0.00           0.00
Total Interest Due                                    1,490,231.46      138,686.46      175,123.75   1,804,041.67
Investor Default Amount                                 896,802.19       80,551.10       96,661.31   1,074,014.60
Investor Monthly Fees Due                               556,666.67       50,000.00       60,000.00     666,666.67
Investor Additional Amounts Due
Total Due                                             2,943,700.32      269,237.55      331,785.06   3,544,722.94

Reallocated Investor Finance Charge Collections                                                      7,818,840.25
Interest and Principal Funding Investment Proceeds                                                           0.00
Interest on Reserve Account                                                                                  0.00
Series Adjusted Portfolio Yield                                                                           19.8537%
Base Rate                                                                                                  7.7742%
Excess Spread Percentage                                                                                  12.8224%

                                                                                  Collateral
C. Certificates - Balances and Distributions      Class A          Class B         Interest          Total
--------------------------------------------   --------------   -------------   -------------   --------------
Beginning Certificates Balance                 334,000,000.00   30,000,000.00   36,000,000.00   400,000,000.00
Interest Distributions                           1,490,231.46      138,686.46      175,123.75     1,804,041.67
Principal Deposits - Prin. Funding Account               0.00            0.00            0.00             0.00
Principal Distributions                                  0.00            0.00            0.00             0.00
Total Distributions                              1,490,231.46      138,686.46      175,123.75     1,804,041.67
Ending Certificates Balance                    334,000,000.00   30,000,000.00   36,000,000.00   400,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

     1.   Total amount of the distribution                                                   $4.46

     2.   Amount of the distribution in respect of Class A Monthly Interest:                 $4.46

     3.   Amount of the distribution in respect of Class A Outstanding Monthly
          Interest                                                                           $0.00

     4.   Amount of the distribution in respect of Class A Additional Interest:              $0.00

     5.   Amount of the distribution in respect of Class A Principal:                        $0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor
Charge-Offs on such Distribution Date.

     1.   Total amount of Class A Investor Charge-Offs:                                      $0.00

     2.   Amount of Class A Investor Charge- Offs per $1,000 original
          certificate principal amount:                                                      $0.00

     3.   Total amount reimbursed in respect of Class A Investor Charge-Offs:                $0.00

     4.   Amount reimbursed in respect of Class A Investor Charge-Offs per
          $1,000 original certificate principal amount:                                      $0.00

     5.   The amount, if any, by which the outstanding principal balance of the
          Class A Certificates exceeds the Class A Invested Amount after giving
          effect to all transactions on such Distribution Date:                              $0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

     1.   The total amount of the distribution:                                              $4.62

     2.   Amount of the distribution in respect of class B monthly interest:                 $4.62

     3.   Amount of the distribution in respect of class B outstanding monthly
          interest:                                                                          $0.00

     4.   Amount of the distribution in respect of class B additional interest:              $0.00

     5.   Amount of the distribution in respect of class B principal:                        $0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

     1.   The amount of reductions in Class B Invested Amount pursuant to
          clauses c), (d), and (e) of the definition of Class B Invested Amount:             $0.00

     2.   The amount of reductions in the Class B Invested Amount set forth in
          paragraph 1 above, per $1,000 original certificate principal amount:               $0.00

     3.   The total amount reimbursed in respect of such reductions in the Class
          B Invested Amount:                                                                 $0.00

     4.   The amount set forth in paragraph 3 above, per $1,000 original
          certificate principal amount:                                                      $0.00

     5.   The amount, if any, by which the outstanding principal balance of the
          Class B Certificates exceeds the Class B Invested Amount after giving
          effect to all transactions on such Distribution Date:                              $0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

     1.   Total amount distributed to the Collateral Interest Holder:                $4,449,241.06

     2.   Amount distributed in respect of Collateral Monthly Interest:                $175,123.75

     3.   Amount distributed in respect of Collateral Additional Interest:                   $0.00

     4.   The amount distributed to the Collateral Interest Holder in respect of
          principal on the Collateral Invested Amount:                                       $0.00

     5.   The amount distributed to the Collateral Interest Holder in respect of
          remaining Excess Spread:                                                   $4,274,117.31

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c),
(d), and (e) of the definition of Collateral Invested Amount.

     1.   The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested
          Amount:                                                                            $0.00

     2.   The total amount reimbursed in respect of such reductions in the
          Collateral Invested Amount:                                                        $0.00

J. Application of Reallocated Investor Finance Charge Collections.

     1.   Class A Available Funds:                                                   $6,528,731.61

          a.   Class A Monthly Interest:                                             $1,490,231.46
          b.   Class A Outstanding Monthly Interest:                                         $0.00
          c.   Class A Additional Interest:                                                  $0.00
          d.   Class A Investor Default Amount
               (Treated as Available Principal Collections):                           $896,802.19
          e.   Excess Spread:                                                        $4,141,697.96

     2.   Class B Available Funds:                                                     $586,413.02

          a.   Class B Monthly Interest:                                               $138,686.46
          b.   Class B Outstanding Monthly Interest:                                         $0.00
          c.   Class B Additional Interest:                                                  $0.00
          d.   Excess Spread:                                                          $447,726.56

     3.   Collateral Available Funds:                                                  $703,695.62

          a.   Excess Spread:                                                          $703,695.62

     4.   Total Excess Spread:                                                       $5,293,120.14

K. Reallocated Principal Collections.

     1.   Principal Allocation Percentage:                                                 73.7339%

     2.   Series 2004-2 Allocable Principal Collections:                           $143,257,863.35

     3.   Principal Allocation Percentage of Series 2004-2 Allocable Principal
          Collections:                                                             $105,629,635.18

     4.   Reallocated Principal Collections Required to fund the Required
          Amount:                                                                            $0.00

     5.   Item 3 minus item 4:                                                     $105,629,635.18

     6.   Shared Principal Collections from other Series allocated to Series
          2004-2:                                                                              N/A

     7.   Other amounts Treated as Available Principal Collections:                  $1,074,014.60

     8.   Available Principal Collections
          (total of 5., 6. & 7.):                                                  $106,703,649.79

L. Application of Available Principal Collections during Revolving Period.

     1.   Collateral Invested Amount                                                $36,000,000.00

     2.   Required Collateral Invested Amount                                       $36,000,000.00

     3.   Excess of Collateral Invested Amount over Required Collateral Invested
          Amount:                                                                            $0.00

     4.   Treated as Shared Principal Collections:                                 $106,703,649.79

M. Application of Principal Collections During Accumulation or Amortization
Period.

     1.   Principal Funding Account:                                                           N/A

     2.   Excess of Collateral Invested Amount over Required Collateral Invested
          Amount:                                                                              N/A

     3.   Principal Distribution:                                                              N/A

     4.   Treated as Shared Principal Collections:                                             N/A

N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2004-2

     1.   Excess Spread:                                                             $5,293,120.14

     2.   Excess Finance Charge Collections:                                                 $0.00

     3.   Applied to fund Class A Required Amount:                                           $0.00

     4.   Class A Investor Charge-Offs treated as Available Principal
          Collections:                                                                       $0.00

     5.   Applied to fund Class B overdue Interest:                                          $0.00

     6.   Applied to fund Class B Required Amount:                                      $80,551.10

     7.   Reduction of Class B Invested Amount treated as Available Principal
          Collections:                                                                       $0.00

     8.   Applied to Collateral Monthly Interest:                                      $175,123.75

     9.   Applied to unpaid Monthly Servicing Fee paid to Servicer:                    $666,666.67

     10.  Collateral Default Amount treated as Available Principal Collections:         $96,661.31

     11.  Reduction of Collateral Invested Amount treated as Available Principal
          Collections:                                                                       $0.00

     12.  Deposited to Reserve Account:                                                      $0.00

     l3.  Remaining Excess Spread Distributed to Collateral Interest Holder:         $4,274,117.31

O. Yield and Base Rate

     1.   Base Rate

          a.   Current Monthly Period                                                       7.7742%
          b.   Prior Monthly Period                                                         7.4052%
          c.   Second Prior Monthly Period                                                  7.3468%

     2.   Three Month Average Base Rate                                                     7.5087%

     3.   Series Adjusted Portfolio Yield

          a.   Current Monthly Period                                                      19.8537%
          b.   Prior Monthly Period                                                        19.2752%
          c.   Second Prior Monthly Period                                                 20.0541%

     4.   Three Month Average Series Adjusted Portfolio Yield                              19.7277%

     5.   Is the 3 month average series adjusted portfolio more than the 3 month
          average base rate:                                                                   Yes

XV. Series 2004-3 Certificates

                                              Series       Total Investor     Transferors
A. Investor/Transferor Allocations          Allocations       Interest         Interest
---------------------------------------   --------------   --------------   --------------
Beginning Invested /Transferor Amount     813,736,768.66   600,000,000.00   213,736,768.66
Beginning Adjusted Invested Amount                   N/A   600,000,000.00              N/A
Floating Allocation Percentage                       N/A          73.7339%         26.2661%
Principal Allocation Percentage                      N/A          73.7339%         26.2661%
Collections of Finance Chg. Receivables    15,839,608.34    11,679,163.79     4,160,444.55
Collections of Principal Receivables      214,886,795.02   158,444,452.77    56,442,342.25
Defaulted Amount                            2,184,912.93     1,611,021.90       573,891.03

Ending Invested / Transferor Amounts      808,500,044.68   600,000,000.00   208,500,044.68

                                                                                      Collateral
B. Monthly Period Funding Requirements                  Class A         Class B         Interest          Total
--------------------------------------------------   -------------   -------------   -------------   --------------
Principal Funding Account                                     0.00            0.00            0.00            0.00
Investment Proceeds for Monthly Period                        0.00            0.00            0.00            0.00
Reserve Account Opening Balance                               0.00            0.00            0.00            0.00
Reserve Account Deposit                                       0.00            0.00            0.00            0.00
Reserve Draw Amount                                           0.00            0.00            0.00            0.00
Reserve Account Surplus                                       0.00            0.00            0.00            0.00
Reserve Account Closing Balance                               0.00            0.00            0.00            0.00

LIBOR Determination Date                             July 13, 2006   July 13, 2006   July 13, 2006
Coupon July 17, 2006 - August 14, 2006                      4.3500%         4.5500%         5.8388%
Monthly Interest Due                                  1,892,250.00      113,750.00      225,765.00    2,231,765.00
Outstanding Monthly Interest Due                              0.00            0.00            0.00            0.00
Additional Interest Due                                       0.00            0.00            0.00            0.00
Total Interest Due                                    1,892,250.00      113,750.00      225,765.00    2,231,765.00
Investor Default Amount                               1,401,589.06       80,551.10      128,881.75    1,611,021.90
Investor Monthly Fees Due                               870,000.00       50,000.00       80,000.00    1,000,000.00
Investor Additional Amounts Due
Total Due                                             4,163,839.06      244,301.10      434,646.75    4,842,786.90

Reallocated Investor Finance Charge Collections                                                      11,470,420.61
Interest and Principal Funding Investment Proceeds                                                            0.00
Interest on Reserve Account                                                                                   0.00
Series Adjusted Portfolio Yield                                                                            19.3477%
Base Rate                                                                                                   6.7793%
Excess Spread Percentage                                                                                   13.2553%

                                                                                  Collateral
C. Certificates - Balances and Distributions       Class A         Class B         Interest          Total
--------------------------------------------   --------------   -------------   -------------   --------------
Beginning Certificates Balance                 522,000,000.00   30,000,000.00   48,000,000.00   600,000,000.00
Interest Distributions                           1,892,250.00      113,750.00      225,765.00     2,231,765.00
Principal Deposits - Prin. Funding Account               0.00            0.00            0.00             0.00
Principal Distributions                                  0.00            0.00            0.00             0.00
Total Distributions                              1,892,250.00      113,750.00      225,765.00     2,231,765.00
Ending Certificates Balance                    522,000,000.00   30,000,000.00   48,000,000.00   600,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

     1.   Total amount of the distribution                                                   $3.62

     2.   Amount of the distribution in respect of Class A Monthly Interest:                 $3.62

     3.   Amount of the distribution in respect of Class A Outstanding Monthly
          Interest                                                                           $0.00

     4.   Amount of the distribution in respect of Class A Additional Interest:              $0.00

     5.   Amount of the distribution in respect of Class A Principal:                        $0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor
Charge-Offs on such Distribution Date.

     1.   Total amount of Class A Investor Charge-Offs:                                      $0.00

     2.   Amount of Class A Investor Charge- Offs per $1,000 original
          certificate principal amount:                                                      $0.00

     3.   Total amount reimbursed in respect of Class A Investor Charge-Offs:                $0.00

     4.   Amount reimbursed in respect of Class A Investor Charge-Offs per
          $1,000 original certificate principal amount:                                      $0.00

     5.   The amount, if any, by which the outstanding principal balance of the
          Class A Certificates exceeds the Class A Invested Amount after giving
          effect to all transactions on such Distribution Date:                              $0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

     1.   The total amount of the distribution:                                              $3.79

     2.   Amount of the distribution in respect of class B monthly interest:                 $3.79

     3.   Amount of the distribution in respect of class B outstanding monthly
          interest:                                                                          $0.00

     4.   Amount of the distribution in respect of class B additional interest:              $0.00

     5.   Amount of the distribution in respect of class B principal:                        $0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

     1.   The amount of reductions in Class B Invested Amount pursuant to
          clauses c), (d), and (e) of the definition of Class B Invested Amount:             $0.00

     2.   The amount of reductions in the Class B Invested Amount set forth in
          paragraph 1 above, per $1,000 original certificate principal amount:               $0.00

     3.   The total amount reimbursed in respect of such reductions in the Class
          B Invested Amount:                                                                 $0.00

     4.   The amount set forth in paragraph 3 above, per $1,000 original
          certificate principal amount:                                                      $0.00

     5.   The amount, if any, by which the outstanding principal balance of the
          Class B Certificates exceeds the Class B Invested Amount after giving
          effect to all transactions on such Distribution Date:                              $0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

     1.   Total amount distributed to the Collateral Interest Holder:                $6,853,398.71

     2.   Amount distributed in respect of Collateral Monthly Interest:                $225,765.00

     3.   Amount distributed in respect of Collateral Additional Interest:                   $0.00

     4.   The amount distributed to the Collateral Interest Holder in respect of
          principal on the Collateral Invested Amount:                                       $0.00

     5.   The amount distributed to the Collateral Interest Holder in respect of
          remaining Excess Spread:                                                   $6,627,633.71

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c),
(d), and (e) of the definition of Collateral Invested Amount.

     1.   The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested
          Amount:                                                                            $0.00

     2.   The total amount reimbursed in respect of such reductions in the
          Collateral Invested Amount:                                                        $0.00

J. Application of Reallocated Investor Finance Charge Collections.

     1.   Class A Available Funds:                                                   $9,979,265.93

          a.   Class A Monthly Interest:                                             $1,892,250.00
          b.   Class A Outstanding Monthly Interest:                                         $0.00
          c.   Class A Additional Interest:                                                  $0.00
          d.   Class A Investor Default Amount
               (Treated as Available Principal Collections):                         $1,401,589.06
          e.   Excess Spread:                                                        $6,685,426.88

     2.   Class B Available Funds:                                                     $573,521.03

          a.   Class B Monthly Interest:                                               $113,750.00
          b.   Class B Outstanding Monthly Interest:                                         $0.00
          c.   Class B Additional Interest:                                                  $0.00
          d.   Excess Spread:                                                          $459,771.03

     3.   Collateral Available Funds:                                                  $917,633.65

          a.   Excess Spread:                                                          $917,633.65

     4.   Total Excess Spread:                                                       $8,062,831.56

K. Reallocated Principal Collections.

     1.   Principal Allocation Percentage:                                                 73.7339%

     2.   Series 2004-3 Allocable Principal Collections:                           $214,886,795.02

     3.   Principal Allocation Percentage of Series 2004-3 Allocable Principal
          Collections:                                                             $158,444,452.77

     4.   Reallocated Principal Collections Required to fund the Required
          Amount:                                                                            $0.00

     5.   Item 3 minus item 4:                                                     $158,444,452.77

     6.   Shared Principal Collections from other Series allocated to Series
          2004-3:                                                                              N/A

     7.   Other amounts Treated as Available Principal Collections:                  $1,611,021.90

     8.   Available Principal Collections
          (total of 5., 6. & 7.):                                                  $160,055,474.68

L. Application of Available Principal Collections during Revolving Period.

     1.   Collateral Invested Amount                                                $48,000,000.00

     2.   Required Collateral Invested Amount                                       $48,000,000.00

     3.   Excess of Collateral Invested Amount over Required Collateral Invested
          Amount:                                                                            $0.00

     4.   Treated as Shared Principal Collections:                                 $160,055,474.68

M. Application of Principal Collections During Accumulation or Amortization
Period.

     1.   Principal Funding Account:                                                           N/A

     2.   Excess of Collateral Invested Amount over Required Collateral Invested
          Amount:                                                                              N/A

     3.   Principal Distribution:                                                              N/A

     4.   Treated as Shared Principal Collections:                                             N/A

N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2004-3

     1.   Excess Spread:                                                             $8,062,831.56

     2.   Excess Finance Charge Collections:                                                 $0.00

     3.   Applied to fund Class A Required Amount:                                           $0.00

     4.   Class A Investor Charge-Offs treated as Available Principal
          Collections:                                                                       $0.00

     5.   Applied to fund Class B overdue Interest:                                          $0.00

     6.   Applied to fund Class B Required Amount:                                      $80,551.10

     7.   Reduction of Class B Invested Amount treated as Available Principal
          Collections:                                                                       $0.00

     8.   Applied to Collateral Monthly Interest:                                      $225,765.00

     9.   Applied to unpaid Monthly Servicing Fee paid to Servicer:                  $1,000,000.00

     10.  Collateral Default Amount treated as Available Principal Collections:        $128,881.75

     11.  Reduction of Collateral Invested Amount treated as Available Principal
          Collections:                                                                       $0.00

     12.  Deposited to Reserve Account:                                                      $0.00

     l3.  Remaining Excess Spread Distributed to Collateral Interest Holder:         $6,627,633.71

O. Yield and Base Rate

     1.   Base Rate

          a.   Current Monthly Period                                                       6.7793%
          b.   Prior Monthly Period                                                         6.1743%
          c.   Second Prior Monthly Period                                                  6.3491%

     2.   Three Month Average Base Rate                                                     6.4342%

     3.   Series Adjusted Portfolio Yield

          a.   Current Monthly Period                                                      19.3477%
          b.   Prior Monthly Period                                                        18.5434%
          c.   Second Prior Monthly Period                                                 21.2630%

     4.   Three Month Average Series Adjusted Portfolio Yield                              19.7181%

     5.   Is the 3 month average series adjusted portfolio more than the 3 month
          average base rate:                                                                   Yes

XVI. Series 2004-4 Certificates

                                               Series         Total Investor      Transferors
A. Investor/Transferor Allocations           Allocations         Interest          Interest
---------------------------------------   ----------------   ----------------   --------------
Beginning Invested /Transferor Amount     1,491,850,742.54   1,100,000,000.00   391,850,742.54
Beginning Adjusted Invested Amount                     N/A   1,100,000,000.00              N/A
Floating Allocation Percentage                         N/A            73.7339%         26.2661%
Principal Allocation Percentage                        N/A            73.7339%         26.2661%
Collections of Finance Chg. Receivables      29,039,281.97      21,411,800.29     7,627,481.68
Collections of Principal Receivables        393,959,124.20     290,481,496.75   103,477,627.45
Defaulted Amount                              4,005,673.71       2,953,540.16     1,052,133.55
Ending Invested / Transferor Amounts      1,482,250,081.91   1,100,000,000.00   382,250,081.91

                                                                                       Collateral
B. Monthly Period Funding Requirements                  Class A         Class B         Interest         Total
--------------------------------------               -------------   -------------   -------------   -------------
Principal Funding Account                                     0.00            0.00            0.00            0.00
Investment Proceeds for Monthly Period                        0.00            0.00            0.00            0.00
Reserve Account Opening Balance                               0.00            0.00            0.00            0.00
Reserve Account Deposit                                       0.00            0.00            0.00            0.00
Reserve Draw Amount                                           0.00            0.00            0.00            0.00
Reserve Account Surplus                                       0.00            0.00            0.00            0.00
Reserve Account Closing Balance                               0.00            0.00            0.00            0.00

LIBOR Determination Date                             July 13, 2006   July 13, 2006   July 13, 2006
Coupon July 17, 2006 - August 14, 2006                      5.4588%         5.6488%         5.8388%
Monthly Interest Due                                  4,038,944.29      375,406.51      465,640.31    4,879,991.11
Outstanding Monthly Interest Due                              0.00            0.00            0.00            0.00
Additional Interest Due                                       0.00            0.00            0.00            0.00
Total Interest Due                                    4,038,944.29      375,406.51      465,640.31    4,879,991.11
Investor Default Amount                               2,466,206.03      221,515.51      265,818.61    2,953,540.16
Investor Monthly Fees Due                             1,530,833.33      137,500.00      165,000.00    1,833,333.33
Investor Additional Amounts Due
Total Due                                             8,035,983.65      734,422.02      896,458.93    9,666,864.60

Reallocated Investor Finance Charge Collections                                                      21,420,687.21
Interest and Principal Funding Investment Proceeds                                                            0.00
Interest on Reserve Account                                                                                   0.00
Series Adjusted Portfolio Yield                                                                            19.7669%
Base Rate                                                                                                   7.6814%
Excess Spread Percentage                                                                                   12.8224%

                                                                                  Collateral
C. Certificates - Balances and Distributions       Class A         Class B         Interest           Total
--------------------------------------------   --------------   -------------   -------------   ----------------
Beginning Certificates Balance                 918,500,000.00   82,500,000.00   99,000,000.00   1,100,000,000.00
Interest Distributions                           4,038,944.29      375,406.51      465,640.31       4,879,991.11
Principal Deposits - Prin. Funding Account               0.00            0.00            0.00               0.00
Principal Distributions                                  0.00            0.00            0.00               0.00
Total Distributions                              4,038,944.29      375,406.51      465,640.31       4,879,991.11
Ending Certificates Balance                    918,500,000.00   82,500,000.00   99,000,000.00   1,100,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

     1.   Total amount of the distribution                                                   $4.40

     2.   Amount of the distribution in respect of Class A Monthly Interest:                 $4.40

     3.   Amount of the distribution in respect of Class A Outstanding Monthly
          Interest                                                                           $0.00

     4.   Amount of the distribution in respect of Class A Additional Interest:              $0.00

     5.   Amount of the distribution in respect of Class A Principal:                        $0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor
Charge-Offs on such Distribution Date.

     1.   Total amount of Class A Investor Charge-Offs:                                      $0.00

     2.   Amount of Class A Investor Charge- Offs per $1,000 original
          certificate principal amount:                                                      $0.00

     3.   Total amount reimbursed in respect of Class A Investor Charge-Offs:                $0.00

     4.   Amount reimbursed in respect of Class A Investor Charge-Offs per
          $1,000 original certificate principal amount:                                      $0.00

     5.   The amount, if any, by which the outstanding principal balance of the
          Class A Certificates exceeds the Class A Invested Amount after giving
          effect to all transactions on such Distribution Date:                              $0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

     1.   The total amount of the distribution:                                              $4.55

     2.   Amount of the distribution in respect of class B monthly interest:                 $4.55

     3.   Amount of the distribution in respect of class B outstanding monthly
          interest:                                                                          $0.00

     4.   Amount of the distribution in respect of class B additional interest:              $0.00

     5.   Amount of the distribution in respect of class B principal:                        $0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

     1.   The amount of reductions in Class B Invested Amount pursuant to
          clauses c), (d), and (e) of the definition of Class B Invested Amount:             $0.00

     2.   The amount of reductions in the Class B Invested Amount set forth in
          paragraph 1 above, per $1,000 original certificate principal amount:               $0.00

     3.   The total amount reimbursed in respect of such reductions in the Class
          B Invested Amount:                                                                 $0.00

     4.   The amount set forth in paragraph 3 above, per $1,000 original
          certificate principal amount:                                                      $0.00

     5.   The amount, if any, by which the outstanding principal balance of the
          Class B Certificates exceeds the Class B Invested Amount after giving
          effect to all transactions on such Distribution Date:                              $0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

     1.   Total amount distributed to the Collateral Interest Holder:               $12,219,462.92

     2.   Amount distributed in respect of Collateral Monthly Interest:                $465,640.31

     3.   Amount distributed in respect of Collateral Additional Interest:                   $0.00

     4.   The amount distributed to the Collateral Interest Holder in respect of
          principal on the Collateral Invested Amount:                                       $0.00

     5.   The amount distributed to the Collateral Interest Holder in respect of
          remaining Excess Spread:                                                  $11,753,822.61

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c),
(d), and (e) of the definition of Collateral Invested Amount.

     1.   The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested
          Amount:                                                                            $0.00

     2.   The total amount reimbursed in respect of such reductions in the
          Collateral Invested Amount:                                                        $0.00

J. Application of Reallocated Investor Finance Charge Collections.

     1.   Class A Available Funds:                                                  $17,886,273.82

          a.   Class A Monthly Interest:                                             $4,038,944.29
          b.   Class A Outstanding Monthly Interest:                                         $0.00
          c.   Class A Additional Interest:                                                  $0.00
          d.   Class A Investor Default Amount
               (Treated as Available Principal Collections):                         $2,466,206.03
          e.   Excess Spread:                                                       $11,381,123.50

     2.   Class B Available Funds:                                                   $1,606,551.54

          a.   Class B Monthly Interest:                                               $375,406.51
          b.   Class B Outstanding Monthly Interest:                                         $0.00
          c.   Class B Additional Interest:                                                  $0.00
          d.   Excess Spread:                                                        $1,231,145.03

     3.   Collateral Available Funds:                                                $1,927,861.85

          a.   Excess Spread:                                                        $1,927,861.85

     4.   Total Excess Spread:                                                      $14,540,130.38

K. Reallocated Principal Collections.

     1.   Principal Allocation Percentage:                                                 73.7339%

     2.   Series 2004-4 Allocable Principal Collections:                           $393,959,124.20

     3.   Principal Allocation Percentage of Series 2004-4 Allocable Principal
          Collections:                                                             $290,481,496.75

     4.   Reallocated Principal Collections Required to fund the Required
          Amount:                                                                            $0.00

     5.   Item 3 minus item 4:                                                     $290,481,496.75

     6.   Shared Principal Collections from other Series allocated to Series
          2004-4:                                                                              N/A

     7.   Other amounts Treated as Available Principal Collections:                  $2,953,540.16

     8.   Available Principal Collections
          (total of 5., 6. & 7.):                                                  $293,435,036.91

L. Application of Available Principal Collections during Revolving Period.

     1.   Collateral Invested Amount                                                $99,000,000.00

     2.   Required Collateral Invested Amount                                       $99,000,000.00

     3.   Excess of Collateral Invested Amount over Required Collateral Invested
          Amount:                                                                            $0.00

     4.   Treated as Shared Principal Collections:                                 $293,435,036.91

M. Application of Principal Collections During Accumulation or Amortization
Period.

     1.   Principal Funding Account:                                                           N/A

     2.   Excess of Collateral Invested Amount over Required Collateral Invested
          Amount:                                                                              N/A

     3.   Principal Distribution:                                                              N/A

     4.   Treated as Shared Principal Collections:                                             N/A

N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2004-4

     1.   Excess Spread:                                                            $14,540,130.38

     2.   Excess Finance Charge Collections:                                                 $0.00

     3.   Applied to fund Class A Required Amount:                                           $0.00

     4.   Class A Investor Charge-Offs treated as Available Principal
          Collections:                                                                       $0.00

     5.   Applied to fund Class B overdue Interest:                                          $0.00

     6.   Applied to fund Class B Required Amount:                                     $221,515.51

     7.   Reduction of Class B Invested Amount treated as Available Principal
          Collections:                                                                       $0.00

     8.   Applied to Collateral Monthly Interest:                                      $465,640.31

     9.   Applied to unpaid Monthly Servicing Fee paid to Servicer:                  $1,833,333.33

     10.  Collateral Default Amount treated as Available Principal Collections:        $265,818.61

     11.  Reduction of Collateral Invested Amount treated as Available Principal
          Collections:                                                                       $0.00

     12.  Deposited to Reserve Account:                                                      $0.00

     l3.  Remaining Excess Spread Distributed to Collateral Interest Holder:        $11,753,822.61

O. Yield and Base Rate

     1.   Base Rate

          a.   Current Monthly Period                                                       7.6814%
          b.   Prior Monthly Period                                                         7.3124%
          c.   Second Prior Monthly Period                                                  7.2539%

     2.   Three Month Average Base Rate                                                     7.4159%

     3.   Series Adjusted Portfolio Yield

          a.   Current Monthly Period                                                      19.7669%
          b.   Prior Monthly Period                                                        19.1794%
          c.   Second Prior Monthly Period                                                 19.9582%

     4.   Three Month Average Series Adjusted Portfolio Yield                              19.6348%

     5.   Is the 3 month average series adjusted portfolio more than the 3 month
          average base rate:                                                                   Yes

XVII. Series 2004-5 Certificates

                                               Series         Total Investor      Transferors
A. Investor/Transferor Allocations           Allocations         Interest          Interest
---------------------------------------   ----------------   ----------------   --------------
Beginning Invested /Transferor Amount     1,356,227,947.76   1,000,000,000.00   356,227,947.76
Beginning Adjusted Invested Amount                     N/A   1,000,000,000.00              N/A
Floating Allocation Percentage                         N/A            73.7339%         26.2661%
Principal Allocation Percentage                        N/A            73.7339%         26.2661%
Collections of Finance Chg. Receivables      26,399,347.24      19,465,272.99     6,934,074.25
Collections of Principal Receivables        358,144,658.37     264,074,087.96    94,070,570.41
Defaulted Amount                              3,641,521.55       2,685,036.51       956,485.04
Ending Invested / Transferor Amounts      1,347,500,074.47   1,000,000,000.00   347,500,074.47

                                                                                       Collateral
B. Monthly Period Funding Requirements                  Class A         Class B         Interest         Total
--------------------------------------------------   -------------   -------------   -------------   -------------
Principal Funding Account                                     0.00            0.00            0.00            0.00
Investment Proceeds for Monthly Period                        0.00            0.00            0.00            0.00
Reserve Account Opening Balance                               0.00            0.00            0.00            0.00
Reserve Account Deposit                                       0.00            0.00            0.00            0.00
Reserve Draw Amount                                           0.00            0.00            0.00            0.00
Reserve Account Surplus                                       0.00            0.00            0.00            0.00
Reserve Account Closing Balance                               0.00            0.00            0.00            0.00

LIBOR Determination Date                             July 13, 2006   July 13, 2006   July 13, 2006
Coupon July 17, 2006 - August 14, 2006                      5.4588%         5.6188%         5.8288%
Monthly Interest Due                                  3,671,767.53      339,466.15      422,584.38    4,433,818.06
Outstanding Monthly Interest Due                              0.00            0.00            0.00            0.00
Additional Interest Due                                       0.00            0.00            0.00            0.00
Total Interest Due                                    3,671,767.53      339,466.15      422,584.38    4,433,818.06
Investor Default Amount                               2,242,005.48      201,377.74      241,653.29    2,685,036.51
Investor Monthly Fees Due                             1,391,666.67      125,000.00      150,000.00    1,666,666.67
Investor Additional Amounts Due
Total Due                                             7,305,439.69      665,843.88      814,237.66    8,785,521.23

Reallocated Investor Finance Charge Collections                                                      19,470,814.51
Interest and Principal Funding Investment Proceeds                                                            0.00
Interest on Reserve Account                                                                                   0.00
Series Adjusted Portfolio Yield                                                                            19.7639%
Base Rate                                                                                                   7.6782%
Excess Spread Percentage                                                                                   12.8224%

                                                                                  Collateral
C. Certificates - Balances and Distributions       Class A         Class B         Interest           Total
--------------------------------------------   --------------   -------------   -------------   ----------------
Beginning Certificates Balance                 835,000,000.00   75,000,000.00   90,000,000.00   1,000,000,000.00
Interest Distributions                           3,671,767.53      339,466.15      422,584.38       4,433,818.06
Principal Deposits - Prin. Funding Account               0.00            0.00            0.00               0.00
Principal Distributions                                  0.00            0.00            0.00               0.00
Total Distributions                              3,671,767.53      339,466.15      422,584.38       4,433,818.06
Ending Certificates Balance                    835,000,000.00   75,000,000.00   90,000,000.00   1,000,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

     1.   Total amount of the distribution                                                   $4.40

     2.   Amount of the distribution in respect of Class A Monthly Interest:                 $4.40

     3.   Amount of the distribution in respect of Class A Outstanding Monthly
          Interest                                                                           $0.00

     4.   Amount of the distribution in respect of Class A Additional Interest:              $0.00

     5.   Amount of the distribution in respect of Class A Principal:                        $0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor
Charge-Offs on such Distribution Date.

     1.   Total amount of Class A Investor Charge-Offs:                                      $0.00

     2.   Amount of Class A Investor Charge- Offs per $1,000 original
          certificate principal amount:                                                      $0.00

     3.   Total amount reimbursed in respect of Class A Investor Charge-Offs:                $0.00

     4.   Amount reimbursed in respect of Class A Investor Charge-Offs per
          $1,000 original certificate principal amount:                                      $0.00

     5.   The amount, if any, by which the outstanding principal balance of the
          Class A Certificates exceeds the Class A Invested Amount after giving
          effect to all transactions on such Distribution Date:                              $0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

     1.   The total amount of the distribution:                                              $4.53

     2.   Amount of the distribution in respect of class B monthly interest:                 $4.53

     3.   Amount of the distribution in respect of class B outstanding monthly
          interest:                                                                          $0.00

     4.   Amount of the distribution in respect of class B additional interest:              $0.00

     5.   Amount of the distribution in respect of class B principal:                        $0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

     1.   The amount of reductions in Class B Invested Amount pursuant to
          clauses c), (d), and (e) of the definition of Class B Invested Amount:             $0.00

     2.   The amount of reductions in the Class B Invested Amount set forth in
          paragraph 1 above, per $1,000 original certificate principal amount:               $0.00

     3.   The total amount reimbursed in respect of such reductions in the Class
          B Invested Amount:                                                                 $0.00

     4.   The amount set forth in paragraph 3 above, per $1,000 original
          certificate principal amount:                                                      $0.00

     5.   The amount, if any, by which the outstanding principal balance of the
          Class B Certificates exceeds the Class B Invested Amount after giving
          effect to all transactions on such Distribution Date:                              $0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

     1.   Total amount distributed to the Collateral Interest Holder:               $11,107,877.66

     2.   Amount distributed in respect of Collateral Monthly Interest:                $422,584.38

     3.   Amount distributed in respect of Collateral Additional Interest:                   $0.00

     4.   The amount distributed to the Collateral Interest Holder in respect of
          principal on the Collateral Invested Amount:                                       $0.00

     5.   The amount distributed to the Collateral Interest Holder in respect of
          remaining Excess Spread:                                                  $10,685,293.28

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c),
(d), and (e) of the definition of Collateral Invested Amount.

     1.   The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested
          Amount:                                                                            $0.00

     2.   The total amount reimbursed in respect of such reductions in the
          Collateral Invested Amount:                                                        $0.00

J. Application of Reallocated Investor Finance Charge Collections.

     1.   Class A Available Funds:                                                  $16,258,130.12

          a.   Class A Monthly Interest:                                             $3,671,767.53
          b.   Class A Outstanding Monthly Interest:                                         $0.00
          c.   Class A Additional Interest:                                                  $0.00
          d.   Class A Investor Default Amount
               (Treated as Available Principal Collections):                         $2,242,005.48
          e.   Excess Spread:                                                       $10,344,357.10

     2.   Class B Available Funds:                                                   $1,460,311.09

          a.   Class B Monthly Interest:                                               $339,466.15
          b.   Class B Outstanding Monthly Interest:                                         $0.00
          c.   Class B Additional Interest:                                                  $0.00
          d.   Excess Spread:                                                        $1,120,844.94

     3.   Collateral Available Funds:                                                $1,752,373.31

          a.   Excess Spread:                                                        $1,752,373.31

     4.   Total Excess Spread:                                                      $13,217,575.35

K. Reallocated Principal Collections.

     1.   Principal Allocation Percentage:                                                 73.7339%

     2.   Series 2004-5 Allocable Principal Collections:                           $358,144,658.37

     3.   Principal Allocation Percentage of Series 2004-5 Allocable Principal
          Collections:                                                             $264,074,087.96

     4.   Reallocated Principal Collections Required to fund the Required
          Amount:                                                                            $0.00

     5.   Item 3 minus item 4:                                                     $264,074,087.96

     6.   Shared Principal Collections from other Series allocated to Series
          2004-5:                                                                              N/A

     7.   Other amounts Treated as Available Principal Collections:                  $2,685,036.51

     8.   Available Principal Collections
          (total of 5., 6. & 7.):                                                  $266,759,124.47

L. Application of Available Principal Collections during Revolving Period.

     1.   Collateral Invested Amount                                                $90,000,000.00

     2.   Required Collateral Invested Amount                                       $90,000,000.00

     3.   Excess of Collateral Invested Amount over Required Collateral Invested
          Amount:                                                                            $0.00

     4.   Treated as Shared Principal Collections:                                 $266,759,124.47

M. Application of Principal Collections During Accumulation or Amortization
Period.

     1.   Principal Funding Account:                                                           N/A

     2.   Excess of Collateral Invested Amount over Required Collateral Invested
          Amount:                                                                              N/A

     3.   Principal Distribution:                                                              N/A

     4.   Treated as Shared Principal Collections:                                             N/A

N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2004-5

     1.   Excess Spread:                                                            $13,217,575.35

     2.   Excess Finance Charge Collections:                                                 $0.00

     3.   Applied to fund Class A Required Amount:                                           $0.00

     4.   Class A Investor Charge-Offs treated as Available Principal
          Collections:                                                                       $0.00

     5.   Applied to fund Class B overdue Interest:                                          $0.00

     6.   Applied to fund Class B Required Amount:                                     $201,377.74

     7.   Reduction of Class B Invested Amount treated as Available Principal
          Collections:                                                                       $0.00

     8.   Applied to Collateral Monthly Interest:                                      $422,584.38

     9.   Applied to unpaid Monthly Servicing Fee paid to Servicer:                  $1,666,666.67

     10.  Collateral Default Amount treated as Available Principal Collections:        $241,653.29

     11.  Reduction of Collateral Invested Amount treated as Available Principal
          Collections:                                                                       $0.00

     12.  Deposited to Reserve Account:                                                      $0.00

     l3.  Remaining Excess Spread Distributed to Collateral Interest Holder:        $10,685,293.28

O. Yield and Base Rate

     1.   Base Rate

          a.   Current Monthly Period                                                       7.6782%
          b.   Prior Monthly Period                                                         7.3092%
          c.   Second Prior Monthly Period                                                  7.2507%

     2.   Three Month Average Base Rate                                                     7.4127%

     3.   Series Adjusted Portfolio Yield

          a.   Current Monthly Period                                                      19.7639%
          b.   Prior Monthly Period                                                        19.1761%
          c.   Second Prior Monthly Period                                                 19.9549%

     4.   Three Month Average Series Adjusted Portfolio Yield                              19.6316%

     5.   Is the 3 month average series adjusted portfolio more than the 3 month
          average base rate:                                                                   Yes

XVIII. Series 2005-1 Certificates

                                              Series       Total Investor     Transferors
A. Investor/Transferor Allocations          Allocations       Interest         Interest
---------------------------------------   --------------   --------------   --------------
Beginning Invested /Transferor Amount     813,736,768.66   600,000,000.00   213,736,768.66
Beginning Adjusted Invested Amount                   N/A   600,000,000.00              N/A
Floating Allocation Percentage                       N/A          73.7339%         26.2661%
Principal Allocation Percentage                      N/A          73.7339%         26.2661%
Collections of Finance Chg. Receivables    15,839,608.34    11,679,163.79     4,160,444.55
Collections of Principal Receivables      214,886,795.02   158,444,452.77    56,442,342.25
Defaulted Amount                            2,184,912.93     1,611,021.90       573,891.03
Ending Invested / Transferor Amounts      808,500,044.68   600,000,000.00   208,500,044.68

                                                                                       Collateral
B. Monthly Period Funding Requirements                  Class A         Class B         Interest         Total
--------------------------------------------------   -------------   -------------   -------------   -------------
Principal Funding Account                                     0.00            0.00            0.00            0.00
Investment Proceeds for Monthly Period                        0.00            0.00            0.00            0.00
Reserve Account Opening Balance                               0.00            0.00            0.00            0.00
Reserve Account Deposit                                       0.00            0.00            0.00            0.00
Reserve Draw Amount                                           0.00            0.00            0.00            0.00
Reserve Account Surplus                                       0.00            0.00            0.00            0.00
Reserve Account Closing Balance                               0.00            0.00            0.00            0.00

LIBOR Determination Date                             July 13, 2006   July 13, 2006   July 13, 2006
Coupon July 17, 2006 - August 14, 2006                      5.3988%         5.4888%         5.6988%
Monthly Interest Due                                  2,178,845.52      198,967.19      247,895.63    2,625,708.33
Outstanding Monthly Interest Due                              0.00            0.00            0.00            0.00
Additional Interest Due                                       0.00            0.00            0.00            0.00
Total Interest Due                                    2,178,845.52      198,967.19      247,895.63    2,625,708.33
Investor Default Amount                               1,345,203.29      120,826.64      144,991.97    1,611,021.90
Investor Monthly Fees Due                               835,000.00       75,000.00       90,000.00    1,000,000.00
Investor Additional Amounts Due
Total Due                                             4,359,048.81      394,793.83      482,887.60    5,236,730.24

Reallocated Investor Finance Charge Collections                                                      11,647,906.21
Interest and Principal Funding Investment Proceeds                                                            0.00
Interest on Reserve Account                                                                                   0.00
Series Adjusted Portfolio Yield                                                                            19.6960%
Base Rate                                                                                                   7.6057%
Excess Spread Percentage                                                                                   12.8224%

                                                                                  Collateral
C. Certificates - Balances and Distributions       Class A         Class B         Interest          Total
--------------------------------------------   --------------   -------------   -------------   --------------
Beginning Certificates Balance                 501,000,000.00   45,000,000.00   54,000,000.00   600,000,000.00
Interest Distributions                           2,178,845.52      198,967.19      247,895.63     2,625,708.33
Principal Deposits - Prin. Funding Account               0.00            0.00            0.00             0.00
Principal Distributions                                  0.00            0.00            0.00             0.00
Total Distributions                              2,178,845.52      198,967.19      247,895.63     2,625,708.33
Ending Certificates Balance                    501,000,000.00   45,000,000.00   54,000,000.00   600,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

     1.   Total amount of the distribution                                                   $4.35

     2.   Amount of the distribution in respect of Class A Monthly Interest:                 $4.35

     3.   Amount of the distribution in respect of Class A Outstanding Monthly
          Interest                                                                           $0.00

     4.   Amount of the distribution in respect of Class A Additional Interest:              $0.00

     5.   Amount of the distribution in respect of Class A Principal:                        $0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor
Charge-Offs on such Distribution Date.

     1.   Total amount of Class A Investor Charge-Offs:                                      $0.00

     2.   Amount of Class A Investor Charge- Offs per $1,000 original
          certificate principal amount:                                                      $0.00

     3.   Total amount reimbursed in respect of Class A Investor Charge-Offs:                $0.00

     4.   Amount reimbursed in respect of Class A Investor Charge-Offs per
          $1,000 original certificate principal amount:                                      $0.00

     5.   The amount, if any, by which the outstanding principal balance of the
          Class A Certificates exceeds the Class A Invested Amount after giving
          effect to all transactions on such Distribution Date:                              $0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

     1.   The total amount of the distribution:                                              $4.42

     2.   Amount of the distribution in respect of class B monthly interest:                 $4.42

     3.   Amount of the distribution in respect of class B outstanding monthly
          interest:                                                                          $0.00

     4.   Amount of the distribution in respect of class B additional interest:              $0.00

     5.   Amount of the distribution in respect of class B principal:                        $0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

     1.   The amount of reductions in Class B Invested Amount pursuant to
          clauses (c), (d), and (e) of the definition of Class B Invested Amount:            $0.00

     2.   The amount of reductions in the Class B Invested Amount set forth in
          paragraph 1 above, per $1,000 original certificate principal amount:               $0.00

     3.   The total amount reimbursed in respect of such reductions in the Class
          B Invested Amount:                                                                 $0.00

     4.   The amount set forth in paragraph 3 above, per $1,000 original
          certificate principal amount:                                                      $0.00

     5.   The amount, if any, by which the outstanding principal balance of the
          Class B Certificates exceeds the Class B Invested Amount after giving
          effect to all transactions on such Distribution Date:                              $0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

     1.   Total amount distributed to the Collateral Interest Holder:                $6,659,071.59

     2.   Amount distributed in respect of Collateral Monthly Interest:                $247,895.63

     3.   Amount distributed in respect of Collateral Additional Interest:                   $0.00

     4.   The amount distributed to the Collateral Interest Holder in respect of
          principal on the Collateral Invested Amount:                                       $0.00

     5.   The amount distributed to the Collateral Interest Holder in respect of
          remaining Excess Spread:                                                   $6,411,175.97

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c),
(d), and (e) of the definition of Collateral Invested Amount.

     1.   The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested
          Amount:                                                                            $0.00

     2.   The total amount reimbursed in respect of such reductions in the
          Collateral Invested Amount:                                                        $0.00

J. Application of Reallocated Investor Finance Charge Collections.

     1.   Class A Available Funds:                                                   $9,726,001.68

          a.   Class A Monthly Interest:                                             $2,178,845.52
          b.   Class A Outstanding Monthly Interest:                                         $0.00
          c.   Class A Additional Interest:                                                  $0.00
          d.   Class A Investor Default Amount
               (Treated as Available Principal Collections):                         $1,345,203.29
          e.   Excess Spread:                                                        $6,201,952.87

     2.   Class B Available Funds:                                                     $873,592.97

          a.   Class B Monthly Interest:                                               $198,967.19
          b.   Class B Outstanding Monthly Interest:                                         $0.00
          c.   Class B Additional Interest:                                                  $0.00
          d.   Excess Spread:                                                          $674,625.78

     3.   Collateral Available Funds:                                                $1,048,311.56

          a.   Excess Spread:                                                        $1,048,311.56

     4.   Total Excess Spread:                                                       $7,924,890.21

K. Reallocated Principal Collections.

     1.   Principal Allocation Percentage:                                                 73.7339%

     2.   Series 2005-1 Allocable Principal Collections:                           $214,886,795.02

     3.   Principal Allocation Percentage of Series 2005-1 Allocable Principal
          Collections:                                                             $158,444,452.77

     4.   Reallocated Principal Collections Required to fund the Required
          Amount:                                                                            $0.00

     5.   Item 3 minus item 4:                                                     $158,444,452.77

     6.   Shared Principal Collections from other Series allocated to Series
          2005-1:                                                                              N/A

     7.   Other amounts Treated as Available Principal Collections:                  $1,611,021.90

     8.   Available Principal Collections
          (total of 5., 6. & 7.):                                                  $160,055,474.68

L. Application of Available Principal Collections during Revolving Period.

     1.   Collateral Invested Amount                                                $54,000,000.00

     2.   Required Collateral Invested Amount                                       $54,000,000.00

     3.   Excess of Collateral Invested Amount over Required Collateral Invested
          Amount:                                                                            $0.00

     4.   Treated as Shared Principal Collections:                                 $160,055,474.68

M. Application of Principal Collections During Accumulation or Amortization
Period.

     1.   Principal Funding Account:                                                           N/A

     2.   Excess of Collateral Invested Amount over Required Collateral Invested
          Amount:                                                                              N/A

     3.   Principal Distribution:                                                              N/A

     4.   Treated as Shared Principal Collections:                                             N/A

N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2005-1

     1.   Excess Spread:                                                             $7,924,890.21

     2.   Excess Finance Charge Collections:                                                 $0.00

     3.   Applied to fund Class A Required Amount:                                           $0.00

     4.   Class A Investor Charge-Offs treated as Available Principal
          Collections:                                                                       $0.00

     5.   Applied to fund Class B overdue Interest:                                          $0.00

     6.   Applied to fund Class B Required Amount:                                     $120,826.64

     7.   Reduction of Class B Invested Amount treated as Available Principal
          Collections:                                                                       $0.00

     8.   Applied to Collateral Monthly Interest:                                      $247,895.63

     9.   Applied to unpaid Monthly Servicing Fee paid to Servicer:                  $1,000,000.00

     10.  Collateral Default Amount treated as Available Principal Collections:        $144,991.97

     11.  Reduction of Collateral Invested Amount treated as Available Principal
          Collections:                                                                       $0.00

     12.  Deposited to Reserve Account:                                                      $0.00

     l3.  Remaining Excess Spread Distributed to Collateral Interest Holder:         $6,411,175.97

O. Yield and Base Rate

     1.   Base Rate

          a.   Current Monthly Period                                                       7.6057%
          b.   Prior Monthly Period                                                         7.2366%
          c.   Second Prior Monthly Period                                                  7.1782%

     2.   Three Month Average Base Rate                                                     7.3402%

     3.   Series Adjusted Portfolio Yield

          a.   Current Monthly Period                                                      19.6960%
          b.   Prior Monthly Period                                                        19.1012%
          c.   Second Prior Monthly Period                                                 19.8799%

     4.   Three Month Average Series Adjusted Portfolio Yield                              19.5591%

     5.   Is the 3 month average series adjusted portfolio more than the 3 month
          average base rate:                                                                   Yes

XIX. Series 2005-2 Certificates

                                              Series       Total Investor     Transferors
A. Investor/Transferor Allocations          Allocations       Interest         Interest
---------------------------------------   --------------   --------------   --------------
Beginning Invested /Transferor Amount     813,736,768.66   600,000,000.00   213,736,768.66
Beginning Adjusted Invested Amount                   N/A   600,000,000.00              N/A
Floating Allocation Percentage                       N/A          73.7339%         26.2661%
Principal Allocation Percentage                      N/A          73.7339%         26.2661%
Collections of Finance Chg. Receivables    15,839,608.34    11,679,163.79     4,160,444.55
Collections of Principal Receivables      214,886,795.02   158,444,452.77    56,442,342.25
Defaulted Amount                            2,184,912.93     1,611,021.90       573,891.03
Ending Invested / Transferor Amounts      808,500,044.68   600,000,000.00   208,500,044.68

                                                                                       Collateral
B. Monthly Period Funding Requirements                  Class A         Class B         Interest         Total
--------------------------------------------------   -------------   -------------   -------------   -------------
Principal Funding Account                                     0.00            0.00            0.00            0.00
Investment Proceeds for Monthly Period                        0.00            0.00            0.00            0.00
Reserve Account Opening Balance                               0.00            0.00            0.00            0.00
Reserve Account Deposit                                       0.00            0.00            0.00            0.00
Reserve Draw Amount                                           0.00            0.00            0.00            0.00
Reserve Account Surplus                                       0.00            0.00            0.00            0.00
Reserve Account Closing Balance                               0.00            0.00            0.00            0.00

LIBOR Determination Date                             July 13, 2006   July 13, 2006   July 13, 2006
Coupon July 17, 2006 - August 14, 2006                      5.4688%         5.6488%         5.8588%
Monthly Interest Due                                  2,207,096.35      204,767.19      254,855.63    2,666,719.17
Outstanding Monthly Interest Due                              0.00            0.00            0.00            0.00
Additional Interest Due                                       0.00            0.00            0.00            0.00
Total Interest Due                                    2,207,096.35      204,767.19      254,855.63    2,666,719.17
Investor Default Amount                               1,345,203.29      120,826.64      144,991.97    1,611,021.90
Investor Monthly Fees Due                               835,000.00       75,000.00       90,000.00    1,000,000.00
Investor Additional Amounts Due
Total Due                                             4,387,299.64      400,593.83      489,847.60    5,277,741.07

Reallocated Investor Finance Charge Collections                                                      11,688,917.04
Interest and Principal Funding Investment Proceeds                                                            0.00
Interest on Reserve Account                                                                                   0.00
Series Adjusted Portfolio Yield                                                                            19.7765%
Base Rate                                                                                                   7.6917%
Excess Spread Percentage                                                                                   12.8224%

                                                                                  Collateral
C. Certificates - Balances and Distributions       Class A         Class B         Interest          Total
--------------------------------------------   --------------   -------------   -------------   --------------
Beginning Certificates Balance                 501,000,000.00   45,000,000.00   54,000,000.00   600,000,000.00
Interest Distributions                           2,207,096.35      204,767.19      254,855.63     2,666,719.17
Principal Deposits - Prin. Funding Account               0.00            0.00            0.00             0.00
Principal Distributions                                  0.00            0.00            0.00             0.00
Total Distributions                              2,207,096.35      204,767.19      254,855.63     2,666,719.17
Ending Certificates Balance                    501,000,000.00   45,000,000.00   54,000,000.00   600,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

     1.   Total amount of the distribution                                                   $4.41

     2.   Amount of the distribution in respect of Class A Monthly Interest:                 $4.41

     3.   Amount of the distribution in respect of Class A Outstanding Monthly
          Interest                                                                           $0.00

     4.   Amount of the distribution in respect of Class A Additional Interest:              $0.00

     5.   Amount of the distribution in respect of Class A Principal:                        $0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor
Charge-Offs on such Distribution Date.

     1.   Total amount of Class A Investor Charge-Offs:                                      $0.00

     2.   Amount of Class A Investor Charge- Offs per $1,000 original
          certificate principal amount:                                                      $0.00

     3.   Total amount reimbursed in respect of Class A Investor Charge-Offs:                $0.00

     4.   Amount reimbursed in respect of Class A Investor Charge-Offs per
          $1,000 original certificate principal amount:                                      $0.00

     5.   The amount, if any, by which the outstanding principal balance of the
          Class A Certificates exceeds the Class A Invested Amount after giving
          effect to all transactions on such Distribution Date:                              $0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

     1.   The total amount of the distribution:                                              $4.55

     2.   Amount of the distribution in respect of class B monthly interest:                 $4.55

     3.   Amount of the distribution in respect of class B outstanding monthly
          interest:                                                                          $0.00

     4.   Amount of the distribution in respect of class B additional interest:              $0.00

     5.   Amount of the distribution in respect of class B principal:                        $0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

     1.   The amount of reductions in Class B Invested Amount pursuant to
          clauses (c), (d), and (e) of the definition of Class B Invested Amount:            $0.00

     2.   The amount of reductions in the Class B Invested Amount set forth in
          paragraph 1 above, per $1,000 original certificate principal amount:               $0.00

     3.   The total amount reimbursed in respect of such reductions in the Class
          B Invested Amount:                                                                 $0.00

     4.   The amount set forth in paragraph 3 above, per $1,000 original
          certificate principal amount:                                                      $0.00

     5.   The amount, if any, by which the outstanding principal balance of the
          Class B Certificates exceeds the Class B Invested Amount after giving
          effect to all transactions on such Distribution Date:                              $0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

     1.   Total amount distributed to the Collateral Interest Holder:                $6,666,031.59

     2.   Amount distributed in respect of Collateral Monthly Interest:                $254,855.63

     3.   Amount distributed in respect of Collateral Additional Interest:                   $0.00

     4.   The amount distributed to the Collateral Interest Holder in respect of
          principal on the Collateral Invested Amount:                                       $0.00

     5.   The amount distributed to the Collateral Interest Holder in respect of
          remaining Excess Spread:                                                   $6,411,175.97

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c),
(d), and (e) of the definition of Collateral Invested Amount.

     1.   The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested
          Amount:                                                                            $0.00

     2.   The total amount reimbursed in respect of such reductions in the
          Collateral Invested Amount:                                                        $0.00

J. Application of Reallocated Investor Finance Charge Collections.

     1.   Class A Available Funds:                                                   $9,760,245.73

          a.   Class A Monthly Interest:                                             $2,207,096.35
          b.   Class A Outstanding Monthly Interest:                                         $0.00
          c.   Class A Additional Interest:                                                  $0.00
          d.   Class A Investor Default Amount
               (Treated as Available Principal Collections):                         $1,345,203.29
          e.   Excess Spread:                                                        $6,207,946.08

     2.   Class B Available Funds:                                                     $876,668.78

          a.   Class B Monthly Interest:                                               $204,767.19
          b.   Class B Outstanding Monthly Interest:                                         $0.00
          c.   Class B Additional Interest:                                                  $0.00
          d.   Excess Spread:                                                          $671,901.59

     3.   Collateral Available Funds:                                                $1,052,002.53

          a.   Excess Spread:                                                        $1,052,002.53

     4.   Total Excess Spread:                                                       $7,931,850.21

K. Reallocated Principal Collections.

     1.   Principal Allocation Percentage:                                                 73.7339%

     2.   Series 2005-2 Allocable Principal Collections:                           $214,886,795.02

     3.   Principal Allocation Percentage of Series 2005-2 Allocable Principal
          Collections:                                                             $158,444,452.77

     4.   Reallocated Principal Collections Required to fund the Required
          Amount:                                                                            $0.00

     5.   Item 3 minus item 4:                                                     $158,444,452.77

     6.   Shared Principal Collections from other Series allocated to Series
          2005-2:                                                                              N/A

     7.   Other amounts Treated as Available Principal Collections:                  $1,611,021.90

     8.   Available Principal Collections
          (total of 5., 6. & 7.):                                                  $160,055,474.68

L. Application of Available Principal Collections during Revolving Period.

     1.   Collateral Invested Amount                                                $54,000,000.00

     2.   Required Collateral Invested Amount                                       $54,000,000.00

     3.   Excess of Collateral Invested Amount over Required Collateral Invested
          Amount:                                                                            $0.00

     4.   Treated as Shared Principal Collections:                                 $160,055,474.68

M. Application of Principal Collections During Accumulation or Amortization
Period.

     1.   Principal Funding Account:                                                           N/A

     2.   Excess of Collateral Invested Amount over Required Collateral Invested
          Amount:                                                                              N/A

     3.   Principal Distribution:                                                              N/A

     4.   Treated as Shared Principal Collections:                                             N/A

N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2005-2

     1.   Excess Spread:                                                             $7,931,850.21

     2.   Excess Finance Charge Collections:                                                 $0.00

     3.   Applied to fund Class A Required Amount:                                           $0.00

     4.   Class A Investor Charge-Offs treated as Available Principal
          Collections:                                                                       $0.00

     5.   Applied to fund Class B overdue Interest:                                          $0.00

     6.   Applied to fund Class B Required Amount:                                     $120,826.64

     7.   Reduction of Class B Invested Amount treated as Available Principal
          Collections:                                                                       $0.00

     8.   Applied to Collateral Monthly Interest:                                      $254,855.63

     9.   Applied to unpaid Monthly Servicing Fee paid to Servicer:                  $1,000,000.00

     10.  Collateral Default Amount treated as Available Principal Collections:        $144,991.97

     11.  Reduction of Collateral Invested Amount treated as Available Principal
          Collections:                                                                       $0.00

     12.  Deposited to Reserve Account:                                                      $0.00

     l3.  Remaining Excess Spread Distributed to Collateral Interest Holder:         $6,411,175.97

O. Yield and Base Rate

     1.   Base Rate

          a.   Current Monthly Period                                                       7.6917%
          b.   Prior Monthly Period                                                         7.3227%
          c.   Second Prior Monthly Period                                                  7.2642%

     2.   Three Month Average Base Rate                                                     7.4262%

     3.   Series Adjusted Portfolio Yield

          a.   Current Monthly Period                                                      19.7765%
          b.   Prior Monthly Period                                                        19.1901%
          c.   Second Prior Monthly Period                                                 19.9688%

     4.   Three Month Average Series Adjusted Portfolio Yield                              19.6451%

     5.   Is the 3 month average series adjusted portfolio more than the 3 month
          average base rate:                                                                   Yes

XX. Series 2005-3 Certificates

                                              Series       Total Investor     Transferors
A. Investor/Transferor Allocations          Allocations       Interest         Interest
---------------------------------------   --------------   --------------   --------------
Beginning Invested /Transferor Amount     949,359,563.43   700,000,000.00   249,359,563.43
Beginning Adjusted Invested Amount                   N/A   700,000,000.00              N/A
Floating Allocation Percentage                       N/A          73.7339%         26.2661%
Principal Allocation Percentage                      N/A          73.7339%         26.2661%
Collections of Finance Chg. Receivables    18,479,543.07    13,625,691.09     4,853,851.98
Collections of Principal Receivables      250,701,260.86   184,851,861.57    65,849,399.29
Defaulted Amount                            2,549,065.09     1,879,525.56       669,539.53

Ending Invested / Transferor Amounts      943,250,052.13   700,000,000.00   243,250,052.13

                                                                                       Collateral
B. Monthly Period Funding Requirements                  Class A         Class B         Interest         Total
--------------------------------------------------   -------------   -------------   -------------   -------------
Principal Funding Account                                     0.00            0.00            0.00            0.00
Investment Proceeds for Monthly Period                        0.00            0.00            0.00            0.00
Reserve Account Opening Balance                               0.00            0.00            0.00            0.00
Reserve Account Deposit                                       0.00            0.00            0.00            0.00
Reserve Draw Amount                                           0.00            0.00            0.00            0.00
Reserve Account Surplus                                       0.00            0.00            0.00            0.00
Reserve Account Closing Balance                               0.00            0.00            0.00            0.00

LIBOR Determination Date                             July 13, 2006   July 13, 2006   July 13, 2006
Coupon July 17, 2006 - August 14, 2006                      5.3688%         5.5088%         5.6188%
Monthly Interest Due                                  2,527,861.02      232,974.22      285,151.56    3,045,986.81
Outstanding Monthly Interest Due                              0.00            0.00            0.00            0.00
Additional Interest Due                                       0.00            0.00            0.00            0.00
Total Interest Due                                    2,527,861.02      232,974.22      285,151.56    3,045,986.81
Investor Default Amount                               1,569,403.84      140,964.42      169,157.30    1,879,525.56
Investor Monthly Fees Due                               974,166.67       87,500.00      105,000.00    1,166,666.67
Investor Additional Amounts Due
Total Due                                             5,071,431.53      461,438.64      559,308.86    6,092,179.03

Reallocated Investor Finance Charge Collections                                                      13,571,884.32
Interest and Principal Funding Investment Proceeds                                                            0.00
Interest on Reserve Account                                                                                   0.00
Series Adjusted Portfolio Yield                                                                            19.6669%
Base Rate                                                                                                   7.5745%
Excess Spread Percentage                                                                                   12.8224%

                                                                                  Collateral
C. Certificates - Balances and Distributions       Class A         Class B         Interest          Total
--------------------------------------------   --------------   -------------   -------------   --------------
Beginning Certificates Balance                 584,500,000.00   52,500,000.00   63,000,000.00   700,000,000.00
Interest Distributions                           2,527,861.02      232,974.22      285,151.56     3,045,986.81
Principal Deposits - Prin. Funding Account               0.00            0.00            0.00             0.00
Principal Distributions                                  0.00            0.00            0.00             0.00
Total Distributions                              2,527,861.02      232,974.22      285,151.56     3,045,986.81
Ending Certificates Balance                    584,500,000.00   52,500,000.00   63,000,000.00   700,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

     1.   Total amount of the distribution                                                   $4.32

     2.   Amount of the distribution in respect of Class A Monthly Interest:                 $4.32

     3.   Amount of the distribution in respect of Class A Outstanding Monthly
          Interest                                                                           $0.00

     4.   Amount of the distribution in respect of Class A Additional Interest:              $0.00

     5.   Amount of the distribution in respect of Class A Principal:                        $0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor
Charge-Offs on such Distribution Date.

     1.   Total amount of Class A Investor Charge-Offs:                                      $0.00

     2.   Amount of Class A Investor Charge-Offs per $1,000 original certificate
          principal amount:                                                                  $0.00

     3.   Total amount reimbursed in respect of Class A Investor Charge-Offs:                $0.00

     4.   Amount reimbursed in respect of Class A Investor Charge-Offs per
          $1,000 original certificate principal amount:                                      $0.00

     5.   The amount, if any, by which the outstanding principal balance of the
          Class A Certificates exceeds the Class A Invested Amount after giving
          effect to all transactions on such Distribution Date:                              $0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

     1.   The total amount of the distribution:                                              $4.44

     2.   Amount of the distribution in respect of class B monthly interest:                 $4.44

     3.   Amount of the distribution in respect of class B outstanding monthly
          interest:                                                                          $0.00

     4.   Amount of the distribution in respect of class B additional interest:              $0.00

     5.   Amount of the distribution in respect of class B principal:                        $0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

     1.   The amount of reductions in Class B Invested Amount pursuant to
          clauses (c), (d), and (e) of the definition of Class B Invested Amount:            $0.00

     2.   The amount of reductions in the Class B Invested Amount set forth in
          paragraph 1 above, per $1,000 original certificate principal amount:               $0.00

     3.   The total amount reimbursed in respect of such reductions in the Class
          B Invested Amount:                                                                 $0.00

     4.   The amount set forth in paragraph 3 above, per $1,000 original
          certificate principal amount:                                                      $0.00

     5.   The amount, if any, by which the outstanding principal balance of the
          Class B Certificates exceeds the Class B Invested Amount after giving
          effect to all transactions on such Distribution Date:                              $0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

     1.   Total amount distributed to the Collateral Interest Holder:                $7,764,856.86

     2.   Amount distributed in respect of Collateral Monthly Interest:                $285,151.56

     3.   Amount distributed in respect of Collateral Additional Interest:                   $0.00

     4.   The amount distributed to the Collateral Interest Holder in respect of
          principal on the Collateral Invested Amount:                                       $0.00

     5.   The amount distributed to the Collateral Interest Holder in respect of
          remaining Excess Spread:                                                   $7,479,705.30

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c),
(d), and (e) of the definition of Collateral Invested Amount.

     1.   The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested
          Amount:                                                                            $0.00

     2.   The total amount reimbursed in respect of such reductions in the
          Collateral Invested Amount:                                                        $0.00

J. Application of Reallocated Investor Finance Charge Collections.

     1.   Class A Available Funds:                                                  $11,332,523.41

          a.   Class A Monthly Interest:                                             $2,527,861.02
          b.   Class A Outstanding Monthly Interest:                                         $0.00
          c.   Class A Additional Interest:                                                  $0.00
          d.   Class A Investor Default Amount
               (Treated as Available Principal Collections):                         $1,569,403.84
          e.   Excess Spread:                                                        $7,235,258.55

     2.   Class B Available Funds:                                                   $1,017,891.32

          a.   Class B Monthly Interest:                                               $232,974.22
          b.   Class B Outstanding Monthly Interest:                                         $0.00
          c.   Class B Additional Interest:                                                  $0.00
          d.   Excess Spread:                                                          $784,917.11

     3.   Collateral Available Funds:                                                $1,221,469.59

          a.   Excess Spread:                                                       $1,221,469.59

     4.   Total Excess Spread:                                                      $9,241,645.24

K. Reallocated Principal Collections.

     1.   Principal Allocation Percentage:                                                 73.7339%

     2.   Series 2005-3 Allocable Principal Collections:                           $250,701,260.86

     3.   Principal Allocation Percentage of Series 2005-3 Allocable Principal
          Collections:                                                             $184,851,861.57

     4.   Reallocated Principal Collections Required to fund the Required
          Amount:                                                                            $0.00

     5.   Item 3 minus item 4:                                                     $184,851,861.57

     6.   Shared Principal Collections from other Series allocated to Series
          2005-3:                                                                              N/A

     7.   Other amounts Treated as Available Principal Collections:                  $1,879,525.56

     8.   Available Principal Collections
          (total of 5., 6. & 7.):                                                  $186,731,387.13

L. Application of Available Principal Collections during Revolving Period.

     1.   Collateral Invested Amount                                                $63,000,000.00

     2.   Required Collateral Invested Amount                                       $63,000,000.00

     3.   Excess of Collateral Invested Amount over Required Collateral Invested
          Amount:                                                                            $0.00

     4.   Treated as Shared Principal Collections:                                 $186,731,387.13

M. Application of Principal Collections During Accumulation or Amortization
Period.

     1.   Principal Funding Account:                                                           N/A

     2.   Excess of Collateral Invested Amount over Required Collateral Invested
          Amount:                                                                              N/A

     3.   Principal Distribution:                                                              N/A

     4.   Treated as Shared Principal Collections:                                             N/A

N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2005-3

     1.   Excess Spread:                                                             $9,241,645.24

     2.   Excess Finance Charge Collections:                                                 $0.00

     3.   Applied to fund Class A Required Amount:                                           $0.00

     4.   Class A Investor Charge-Offs treated as Available Principal
          Collections:                                                                       $0.00

     5.   Applied to fund Class B overdue Interest:                                          $0.00

     6.   Applied to fund Class B Required Amount:                                     $140,964.42

     7.   Reduction of Class B Invested Amount treated as Available Principal
          Collections:                                                                       $0.00

     8.   Applied to Collateral Monthly Interest:                                      $285,151.56

     9.   Applied to unpaid Monthly Servicing Fee paid to Servicer:                  $1,166,666.67

     10.  Collateral Default Amount treated as Available Principal Collections:        $169,157.30

     11.  Reduction of Collateral Invested Amount treated as Available Principal
          Collections:                                                                       $0.00

     12.  Deposited to Reserve Account:                                                      $0.00

     l3.  Remaining Excess Spread Distributed to Collateral Interest Holder:         $7,479,705.30

O. Yield and Base Rate

     1.   Base Rate

          a.   Current Monthly Period                                                       7.5745%
          b.   Prior Monthly Period                                                         7.2055%
          c.   Second Prior Monthly Period                                                  7.1470%

     2.   Three Month Average Base Rate                                                     7.3090%

     3.   Series Adjusted Portfolio Yield

          a.   Current Monthly Period                                                      19.6669%
          b.   Prior Monthly Period                                                        19.0691%
          c.   Second Prior Monthly Period                                                 19.8477%

     4.   Three Month Average Series Adjusted Portfolio Yield                              19.5279%

     5.   Is the 3 month average series adjusted portfolio more than the 3 month
          average base rate:                                                                   Yes

XXI. Series 2005-4 Certificates

                                              Series       Total Investor     Transferors
A. Investor/Transferor Allocations          Allocations       Interest         Interest
---------------------------------------   --------------   --------------   --------------
Beginning Invested /Transferor Amount     678,113,973.88   500,000,000.00   178,113,973.88
Beginning Adjusted Invested Amount                   N/A   500,000,000.00              N/A
Floating Allocation Percentage                       N/A          73.7339%         26.2661%
Principal Allocation Percentage                      N/A          73.7339%         26.2661%
Collections of Finance Chg. Receivables    13,199,673.62     9,732,636.50     3,467,037.13
Collections of Principal Receivables      179,072,329.18   132,037,043.98    47,035,285.20
Defaulted Amount                            1,820,760.78     1,342,518.25       478,242.52

Ending Invested / Transferor Amounts      673,750,037.23   500,000,000.00   173,750,037.23

                                                                                       Collateral
B. Monthly Period Funding Requirements                  Class A         Class B         Interest         Total
--------------------------------------------------   -------------   -------------   -------------   ------------
Principal Funding Account                                     0.00            0.00            0.00           0.00
Investment Proceeds for Monthly Period                        0.00            0.00            0.00           0.00
Reserve Account Opening Balance                               0.00            0.00            0.00           0.00
Reserve Account Deposit                                       0.00            0.00            0.00           0.00
Reserve Draw Amount                                           0.00            0.00            0.00           0.00
Reserve Account Surplus                                       0.00            0.00            0.00           0.00
Reserve Account Closing Balance                               0.00            0.00            0.00           0.00

LIBOR Determination Date                             July 13, 2006   July 13, 2006   July 13, 2006
Coupon July 17, 2006 - August 14, 2006                      5.4388%         5.6188%         5.7888%
Monthly Interest Due                                  1,829,157.38      169,733.07      209,842.19   2,208,732.64
Outstanding Monthly Interest Due                              0.00            0.00            0.00           0.00
Additional Interest Due                                       0.00            0.00            0.00           0.00
Total Interest Due                                    1,829,157.38      169,733.07      209,842.19   2,208,732.64
Investor Default Amount                               1,121,002.74      100,688.87      120,826.64   1,342,518.25
Investor Monthly Fees Due                               695,833.33       62,500.00       75,000.00     833,333.33
Investor Additional Amounts Due
Total Due                                             3,645,993.45      332,921.94      405,668.83   4,384,584.23

Reallocated Investor Finance Charge Collections                                                      9,727,230.87
Interest and Principal Funding Investment Proceeds                                                           0.00
Interest on Reserve Account                                                                                  0.00
Series Adjusted Portfolio Yield                                                                           19.7447%
Base Rate                                                                                                  7.6576%
Excess Spread Percentage                                                                                  12.8224%

                                                                                  Collateral
C. Certificates - Balances and Distributions       Class A         Class B         Interest          Total
--------------------------------------------   --------------   -------------   -------------   --------------
Beginning Certificates Balance                 417,500,000.00   37,500,000.00   45,000,000.00   500,000,000.00
Interest Distributions                           1,829,157.38      169,733.07      209,842.19     2,208,732.64
Principal Deposits - Prin. Funding Account               0.00            0.00            0.00             0.00
Principal Distributions                                  0.00            0.00            0.00             0.00
Total Distributions                              1,829,157.38      169,733.07      209,842.19     2,208,732.64
Ending Certificates Balance                    417,500,000.00   37,500,000.00   45,000,000.00   500,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

     1.   Total amount of the distribution                                                   $4.38

     2.   Amount of the distribution in respect of Class A Monthly Interest:                 $4.38

     3.   Amount of the distribution in respect of Class A Outstanding Monthly
          Interest                                                                           $0.00

     4.   Amount of the distribution in respect of Class A Additional Interest:              $0.00

     5.   Amount of the distribution in respect of Class A Principal:                        $0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor
Charge-Offs on such Distribution Date.

     1.   Total amount of Class A Investor Charge-Offs:                                      $0.00

     2.   Amount of Class A Investor Charge-Offs per $1,000 original certificate
          principal amount:                                                                  $0.00

     3.   Total amount reimbursed in respect of Class A Investor Charge-Offs:                $0.00

     4.   Amount reimbursed in respect of Class A Investor Charge-Offs per
          $1,000 original certificate principal amount:                                      $0.00

     5.   The amount, if any, by which the outstanding principal balance of the
          Class A Certificates exceeds the Class A Invested Amount after giving
          effect to all transactions on such Distribution Date:                              $0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

     1.   The total amount of the distribution:                                              $4.53

     2.   Amount of the distribution in respect of class B monthly interest:                 $4.53

     3.   Amount of the distribution in respect of class B outstanding monthly
          interest:                                                                          $0.00

     4.   Amount of the distribution in respect of class B additional interest:              $0.00

     5.   Amount of the distribution in respect of class B principal:                        $0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

     1.   The amount of reductions in Class B Invested Amount pursuant to
          clauses (c), (d), and (e) of the definition of Class B Invested Amount:            $0.00

     2.   The amount of reductions in the Class B Invested Amount set forth in
          paragraph 1 above, per $1,000 original certificate principal amount:               $0.00

     3.   The total amount reimbursed in respect of such reductions in the Class
          B Invested Amount:                                                                 $0.00

     4.   The amount set forth in paragraph 3 above, per $1,000 original
          certificate principal amount:                                                      $0.00

     5.   The amount, if any, by which the outstanding principal balance of the
          Class B Certificates exceeds the Class B Invested Amount after giving
          effect to all transactions on such Distribution Date:                              $0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

     1.   Total amount distributed to the Collateral Interest Holder:                $5,552,488.83

     2.   Amount distributed in respect of Collateral Monthly Interest:                $209,842.19

     3.   Amount distributed in respect of Collateral Additional Interest:                   $0.00

     4.   The amount distributed to the Collateral Interest Holder in respect of
          principal on the Collateral Invested Amount:                                       $0.00

     5.   The amount distributed to the Collateral Interest Holder in respect of
          remaining Excess Spread:                                                   $5,342,646.64

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c),
(d), and (e) of the definition of Collateral Invested Amount.

     1.   The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested
          Amount:                                                                            $0.00

     2.   The total amount reimbursed in respect of such reductions in the
          Collateral Invested Amount:                                                        $0.00

J. Application of Reallocated Investor Finance Charge Collections.

     1.   Class A Available Funds:                                                   $8,122,237.77

          a.   Class A Monthly Interest:                                             $1,829,157.38
          b.   Class A Outstanding Monthly Interest:                                         $0.00
          c.   Class A Additional Interest:                                                  $0.00
          d.   Class A Investor Default Amount
               (Treated as Available Principal Collections):                         $1,121,002.74
          e.   Excess Spread:                                                        $5,172,077.65

     2.   Class B Available Funds:                                                     $729,542.32

          a.   Class B Monthly Interest:                                               $169,733.07
          b.   Class B Outstanding Monthly Interest:                                         $0.00
          c.   Class B Additional Interest:                                                  $0.00
          d.   Excess Spread:                                                          $559,809.24

     3.   Collateral Available Funds:                                                  $875,450.78

          a.   Excess Spread:                                                          $875,450.78

     4.   Total Excess Spread:                                                       $6,607,337.67

K. Reallocated Principal Collections.

     1.   Principal Allocation Percentage:                                                 73.7339%

     2.   Series 2005-4 Allocable Principal Collections:                           $179,072,329.18

     3.   Principal Allocation Percentage of Series 2005-4 Allocable Principal
          Collections:                                                             $132,037,043.98

     4.   Reallocated Principal Collections Required to fund the Required
          Amount:                                                                            $0.00

     5.   Item 3 minus item 4:                                                     $132,037,043.98

     6.   Shared Principal Collections from other Series allocated to Series
          2005-4:                                                                              N/A

     7.   Other amounts Treated as Available Principal Collections:                  $1,342,518.25

     8.   Available Principal Collections
          (total of 5., 6. & 7.):                                                  $133,379,562.23

L. Application of Available Principal Collections during Revolving Period.

     1.   Collateral Invested Amount                                                $45,000,000.00

     2.   Required Collateral Invested Amount                                       $45,000,000.00

     3.   Excess of Collateral Invested Amount over Required Collateral Invested
          Amount:                                                                            $0.00

     4.   Treated as Shared Principal Collections:                                 $133,379,562.23

M. Application of Principal Collections During Accumulation or Amortization
Period.

     1.   Principal Funding Account:                                                           N/A

     2.   Excess of Collateral Invested Amount over Required Collateral Invested
          Amount:                                                                              N/A

     3.   Principal Distribution:                                                              N/A

     4.   Treated as Shared Principal Collections:                                             N/A

N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2005-4

     1.   Excess Spread:                                                             $6,607,337.67

     2.   Excess Finance Charge Collections:                                                 $0.00

     3.   Applied to fund Class A Required Amount:                                           $0.00

     4.   Class A Investor Charge-Offs treated as Available Principal
          Collections:                                                                       $0.00

     5.   Applied to fund Class B overdue Interest:                                          $0.00

     6.   Applied to fund Class B Required Amount:                                     $100,688.87

     7.   Reduction of Class B Invested Amount treated as Available Principal
          Collections:                                                                       $0.00

     8.   Applied to Collateral Monthly Interest:                                      $209,842.19

     9.   Applied to unpaid Monthly Servicing Fee paid to Servicer:                    $833,333.33

     10.  Collateral Default Amount treated as Available Principal Collections:        $120,826.64

     11.  Reduction of Collateral Invested Amount treated as Available Principal
          Collections:                                                                       $0.00

     12.  Deposited to Reserve Account:                                                      $0.00

     l3.  Remaining Excess Spread Distributed to Collateral Interest Holder:         $5,342,646.64

O. Yield and Base Rate

     1.   Base Rate

          a.   Current Monthly Period                                                       7.6576%
          b.   Prior Monthly Period                                                         7.2886%
          c.   Second Prior Monthly Period                                                  7.2302%

     2.   Three Month Average Base Rate                                                     7.3921%

     3.   Series Adjusted Portfolio Yield

          a.   Current Monthly Period                                                      19.7446%
          b.   Prior Monthly Period                                                        19.1549%
          c.   Second Prior Monthly Period                                                 19.9336%

     4.   Three Month Average Series Adjusted Portfolio Yield                              19.6110%

     5.   Is the 3 month average series adjusted portfolio more than the 3 month
          average base rate:                                                                   Yes

XXII Series 2005-5 Certificates

                                               Series         Total Investor      Transferors
A. Investor/Transferor Allocations           Allocations         Interest          Interest
---------------------------------------   ----------------   ----------------   --------------
Beginning Invested /Transferor Amount     1,491,850,742.54   1,100,000,000.00   391,850,742.54
Beginning Adjusted Invested Amount                     N/A   1,100,000,000.00              N/A
Floating Allocation Percentage                         N/A            73.7339%         26.2661%
Principal Allocation Percentage                        N/A            73.7339%         26.2661%
Collections of Finance Chg. Receivables      29,039,281.97      21,411,800.29     7,627,481.68
Collections of Principal Receivables        393,959,124.20     290,481,496.75   103,477,627.45
Defaulted Amount                              4,005,673.71       2,953,540.16     1,052,133.55
Ending Invested / Transferor Amounts      1,482,250,081.91   1,100,000,000.00   382,250,081.91

                                                                                       Collateral
B. Monthly Period Funding Requirements                  Class A         Class B         Interest         Total
--------------------------------------------------   -------------   -------------   -------------   -------------
Principal Funding Account                                     0.00            0.00            0.00            0.00
Investment Proceeds for Monthly Period                        0.00            0.00            0.00            0.00
Reserve Account Opening Balance                               0.00            0.00            0.00            0.00
Reserve Account Deposit                                       0.00            0.00            0.00            0.00
Reserve Draw Amount                                           0.00            0.00            0.00            0.00
Reserve Account Surplus                                       0.00            0.00            0.00            0.00
Reserve Account Closing Balance                               0.00            0.00            0.00            0.00

LIBOR Determination Date                             July 13, 2006   July 13, 2006   July 13, 2006
Coupon July 17, 2006 - August 14, 2006                      5.4088%         5.5488%         5.6888%
Monthly Interest Due                                  4,001,949.15      368,760.68      453,677.81    4,824,387.64
Outstanding Monthly Interest Due                              0.00            0.00            0.00            0.00
Additional Interest Due                                       0.00            0.00            0.00            0.00
Total Interest Due                                    4,001,949.15      368,760.68      453,677.81    4,824,387.64
Investor Default Amount                               2,466,206.03      221,515.51      265,818.61    2,953,540.16
Investor Monthly Fees Due                             1,530,833.33      137,500.00      165,000.00    1,833,333.33
Investor Additional Amounts Due
Total Due                                             7,998,988.51      727,776.19      884,496.43    9,611,261.13

Reallocated Investor Finance Charge Collections                                                      21,365,083.74
Interest and Principal Funding Investment Proceeds                                                            0.00
Interest on Reserve Account                                                                                   0.00
Series Adjusted Portfolio Yield                                                                            19.7074%
Base Rate                                                                                                   7.6178%
Excess Spread Percentage                                                                                   12.8224%

                                                                                  Collateral
C. Certificates - Balances and Distributions       Class A         Class B         Interest           Total
--------------------------------------------   --------------   -------------   -------------   ----------------
Beginning Certificates Balance                 918,500,000.00   82,500,000.00   99,000,000.00   1,100,000,000.00
Interest Distributions                           4,001,949.15      368,760.68      453,677.81       4,824,387.64
Principal Deposits - Prin. Funding Account               0.00            0.00            0.00               0.00
Principal Distributions                                  0.00            0.00            0.00               0.00
Total Distributions                              4,001,949.15      368,760.68      453,677.81       4,824,387.64
Ending Certificates Balance                    918,500,000.00   82,500,000.00   99,000,000.00   1,100,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

     1.   Total amount of the distribution                                                   $4.36

     2.   Amount of the distribution in respect of Class A Monthly Interest:                 $4.36

     3.   Amount of the distribution in respect of Class A Outstanding Monthly
          Interest                                                                           $0.00

     4.   Amount of the distribution in respect of Class A Additional Interest:              $0.00

     5.   Amount of the distribution in respect of Class A Principal:                        $0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor
Charge-Offs on such Distribution Date.

     1.   Total amount of Class A Investor Charge-Offs:                                      $0.00

     2.   Amount of Class A Investor Charge- Offs per $1,000 original
          certificate principal amount:                                                      $0.00

     3.   Total amount reimbursed in respect of Class A Investor Charge-Offs:                $0.00

     4.   Amount reimbursed in respect of Class A Investor Charge-Offs per
          $1,000 original certificate principal amount:                                      $0.00

     5.   The amount, if any, by which the outstanding principal balance of the
          Class A Certificates exceeds the Class A Invested Amount after giving
          effect to all transactions on such Distribution Date:                              $0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

     1.   The total amount of the distribution:                                              $4.47

     2.   Amount of the distribution in respect of class B monthly interest:                 $4.47

     3.   Amount of the distribution in respect of class B outstanding monthly
          interest:                                                                          $0.00

     4.   Amount of the distribution in respect of class B additional interest:              $0.00

     5.   Amount of the distribution in respect of class B principal:                        $0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

     1.   The amount of reductions in Class B Invested Amount pursuant to
          clauses (c), (d), and (e) of the definition of Class B Invested Amount:            $0.00

     2.   The amount of reductions in the Class B Invested Amount set forth in
          paragraph 1 above, per $1,000 original certificate principal amount:               $0.00

     3.   The total amount reimbursed in respect of such reductions in the Class
          B Invested Amount:                                                                 $0.00

     4.   The amount set forth in paragraph 3 above, per $1,000 original
          certificate principal amount:                                                      $0.00

     5.   The amount, if any, by which the outstanding principal balance of the
          Class B Certificates exceeds the Class B Invested Amount after giving
          effect to all transactions on such Distribution Date:                              $0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

     1.   Total amount distributed to the Collateral Interest Holder:               $12,207,500.42

     2.   Amount distributed in respect of Collateral Monthly Interest:                $453,677.81

     3.   Amount distributed in respect of Collateral Additional Interest:                   $0.00

     4.   The amount distributed to the Collateral Interest Holder in respect of
          principal on the Collateral Invested Amount:                                       $0.00

     5.   The amount distributed to the Collateral Interest Holder in respect of
          remaining Excess Spread:                                                  $11,753,822.61

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c),
(d), and (e) of the definition of Collateral Invested Amount.

     1.   The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested
          Amount:                                                                            $0.00

     2.   The total amount reimbursed in respect of such reductions in the
          Collateral Invested Amount:                                                        $0.00

J. Application of Reallocated Investor Finance Charge Collections.

     1.   Class A Available Funds:                                                  $17,839,844.92

          a.   Class A Monthly Interest:                                             $4,001,949.15
          b.   Class A Outstanding Monthly Interest:                                         $0.00
          c.   Class A Additional Interest:                                                  $0.00
          d.   Class A Investor Default Amount
               (Treated as Available Principal Collections):                         $2,466,206.03
          e.   Excess Spread:                                                       $11,371,689.74

     2.   Class B Available Funds:                                                   $1,602,381.28

          a.   Class B Monthly Interest:                                               $368,760.68
          b.   Class B Outstanding Monthly Interest:                                         $0.00
          c.   Class B Additional Interest:                                                  $0.00
          d.   Excess Spread:                                                        $1,233,620.60

     3.   Collateral Available Funds:                                                $1,922,857.54

          a.   Excess Spread:                                                        $1,922,857.54

     4.   Total Excess Spread:                                                      $14,528,167.88

K. Reallocated Principal Collections.

     1.   Principal Allocation Percentage:                                                 73.7339%

     2.   Series 2005-5 Allocable Principal Collections:                           $393,959,124.20

     3.   Principal Allocation Percentage of Series 2005-5 Allocable Principal
          Collections:                                                             $290,481,496.75

     4.   Reallocated Principal Collections Required to fund the Required
          Amount:                                                                            $0.00

     5.   Item 3 minus item 4:                                                     $290,481,496.75

     6.   Shared Principal Collections from other Series allocated to Series
          2005-5:                                                                              N/A

     7.   Other amounts Treated as Available Principal Collections:                  $2,953,540.16

     8.   Available Principal Collections
          (total of 5., 6. & 7.):                                                  $293,435,036.91

L. Application of Available Principal Collections during Revolving Period.

     1.   Collateral Invested Amount                                                $99,000,000.00

     2.   Required Collateral Invested Amount                                       $99,000,000.00

     3.   Excess of Collateral Invested Amount over Required Collateral Invested
          Amount:                                                                            $0.00

     4.   Treated as Shared Principal Collections:                                 $293,435,036.91

M. Application of Principal Collections During Accumulation or Amortization
Period.

     1.   Principal Funding Account:                                                           N/A

     2.   Excess of Collateral Invested Amount over Required Collateral Invested
          Amount:                                                                              N/A

     3.   Principal Distribution:                                                              N/A

     4.   Treated as Shared Principal Collections:                                             N/A

N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2005-5

     1.   Excess Spread:                                                            $14,528,167.88

     2.   Excess Finance Charge Collections:                                                 $0.00

     3.   Applied to fund Class A Required Amount:                                           $0.00

     4.   Class A Investor Charge-Offs treated as Available Principal
          Collections:                                                                       $0.00

     5.   Applied to fund Class B overdue Interest:                                          $0.00

     6.   Applied to fund Class B Required Amount:                                     $221,515.51

     7.   Reduction of Class B Invested Amount treated as Available Principal
          Collections:                                                                       $0.00

     8.   Applied to Collateral Monthly Interest:                                      $453,677.81

     9.   Applied to unpaid Monthly Servicing Fee paid to Servicer:                  $1,833,333.33

     10.  Collateral Default Amount treated as Available Principal Collections:        $265,818.61

     11.  Reduction of Collateral Invested Amount treated as Available Principal
          Collections:                                                                       $0.00

     12.  Deposited to Reserve Account:                                                      $0.00

     l3.  Remaining Excess Spread Distributed to Collateral Interest Holder:        $11,753,822.61

O. Yield and Base Rate

     1.   Base Rate

          a.   Current Monthly Period                                                       7.6178%
          b.   Prior Monthly Period                                                         7.2487%
          c.   Second Prior Monthly Period                                                  7.1903%

     2.   Three Month Average Base Rate                                                     7.3523%

     3.   Series Adjusted Portfolio Yield

          a.   Current Monthly Period                                                      19.7074%
          b.   Prior Monthly Period                                                        19.1138%
          c.   Second Prior Monthly Period                                                 19.8924%

     4.   Three Month Average Series Adjusted Portfolio Yield                              19.5712%

     5.   Is the 3 month average series adjusted portfolio more than the 3 month
          average base rate:                                                                   Yes

XXIII. Series 2005-6 Certificates

                                              Series       Total Investor     Transferors
A. Investor/Transferor Allocations          Allocations       Interest         Interest
---------------------------------------   --------------   --------------   --------------
Beginning Invested /Transferor Amount     949,359,563.43   700,000,000.00   249,359,563.43
Beginning Adjusted Invested Amount                   N/A   700,000,000.00              N/A
Floating Allocation Percentage                       N/A          73.7339%         26.2661%
Principal Allocation Percentage                      N/A          73.7339%         26.2661%
Collections of Finance Chg. Receivables    18,479,543.07    13,625,691.09     4,853,851.98
Collections of Principal Receivables      250,701,260.86   184,851,861.57    65,849,399.29
Defaulted Amount                            2,549,065.09     1,879,525.56       669,539.53
Ending Invested / Transferor Amounts      943,250,052.13   700,000,000.00   243,250,052.13

                                                                                       Collateral
B. Monthly Period Funding Requirements                  Class A         Class B         Interest         Total
--------------------------------------------------   -------------   -------------   -------------   -------------
Principal Funding Account                                     0.00            0.00            0.00            0.00
Investment Proceeds for Monthly Period                        0.00            0.00            0.00            0.00
Reserve Account Opening Balance                               0.00            0.00            0.00            0.00
Reserve Account Deposit                                       0.00            0.00            0.00            0.00
Reserve Draw Amount                                           0.00            0.00            0.00            0.00
Reserve Account Surplus                                       0.00            0.00            0.00            0.00
Reserve Account Closing Balance                               0.00            0.00            0.00            0.00

LIBOR Determination Date                             July 13, 2006   July 13, 2006   July 13, 2006
Coupon July 17, 2006 - August 14, 2006                      5.3688%         5.5088%         5.6188%
Monthly Interest Due                                  2,527,861.02      232,974.22      285,151.56    3,045,986.81
Outstanding Monthly Interest Due                              0.00            0.00            0.00            0.00
Additional Interest Due                                       0.00            0.00            0.00            0.00
Total Interest Due                                    2,527,861.02      232,974.22      285,151.56    3,045,986.81
Investor Default Amount                               1,569,403.84      140,964.42      169,157.30    1,879,525.56
Investor Monthly Fees Due                               974,166.67       87,500.00      105,000.00    1,166,666.67
Investor Additional Amounts Due
Total Due                                             5,071,431.53      461,438.64      559,308.86    6,092,179.03

Reallocated Investor Finance Charge Collections                                                      13,571,884.32
Interest and Principal Funding Investment Proceeds                                                            0.00
Interest on Reserve Account                                                                                   0.00
Series Adjusted Portfolio Yield                                                                            19.6669%
Base Rate                                                                                                   7.5745%
Excess Spread Percentage                                                                                   12.8224%

                                                                                  Collateral
C. Certificates - Balances and Distributions       Class A         Class B         Interest          Total
--------------------------------------------   --------------   -------------   -------------   --------------
Beginning Certificates Balance                 584,500,000.00   52,500,000.00   63,000,000.00   700,000,000.00
Interest Distributions                           2,527,861.02      232,974.22      285,151.56     3,045,986.81
Principal Deposits - Prin. Funding Account               0.00            0.00            0.00             0.00
Principal Distributions                                  0.00            0.00            0.00             0.00
Total Distributions                              2,527,861.02      232,974.22      285,151.56     3,045,986.81
Ending Certificates Balance                    584,500,000.00   52,500,000.00   63,000,000.00   700,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

     1.   Total amount of the distribution                                                   $4.32

     2.   Amount of the distribution in respect of Class A Monthly Interest:                 $4.32

     3.   Amount of the distribution in respect of Class A Outstanding Monthly
          Interest                                                                           $0.00

     4.   Amount of the distribution in respect of Class A Additional Interest:              $0.00

     5.   Amount of the distribution in respect of Class A Principal:                        $0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor
Charge-Offs on such Distribution Date.

     1.   Total amount of Class A Investor Charge-Offs:                                      $0.00

     2.   Amount of Class A Investor Charge-Offs per $1,000 original certificate
          principal amount:                                                                  $0.00

     3.   Total amount reimbursed in respect of Class A Investor Charge-Offs:                $0.00

     4.   Amount reimbursed in respect of Class A Investor Charge-Offs per
          $1,000 original certificate principal amount:                                      $0.00

     5.   The amount, if any, by which the outstanding principal balance of the
          Class A Certificates exceeds the Class A Invested Amount after giving
          effect to all transactions on such Distribution Date:                              $0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

     1.   The total amount of the distribution:                                              $4.44

     2.   Amount of the distribution in respect of class B monthly interest:                 $4.44

     3.   Amount of the distribution in respect of class B outstanding monthly
          interest:                                                                          $0.00

     4.   Amount of the distribution in respect of class B additional interest:              $0.00

     5.   Amount of the distribution in respect of class B principal:                        $0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

     1.   The amount of reductions in Class B Invested Amount pursuant to
          clauses (c), (d), and (e) of the definition of Class B Invested Amount:            $0.00

     2.   The amount of reductions in the Class B Invested Amount set forth in
          paragraph 1 above, per $1,000 original certificate principal amount:               $0.00

     3.   The total amount reimbursed in respect of such reductions in the Class
          B Invested Amount:                                                                 $0.00

     4.   The amount set forth in paragraph 3 above, per $1,000 original
          certificate principal amount:                                                      $0.00

     5.   The amount, if any, by which the outstanding principal balance of the
          Class B Certificates exceeds the Class B Invested Amount after giving
          effect to all transactions on such Distribution Date:                              $0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

     1.   Total amount distributed to the Collateral Interest Holder:                $7,764,856.86

     2.   Amount distributed in respect of Collateral Monthly Interest:                $285,151.56

     3.   Amount distributed in respect of Collateral Additional Interest:                   $0.00

     4.   The amount distributed to the Collateral Interest Holder in respect of
          principal on the Collateral Invested Amount:                                       $0.00

     5.   The amount distributed to the Collateral Interest Holder in respect of
          remaining Excess Spread:                                                   $7,479,705.30

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c),
(d), and (e) of the definition of Collateral Invested Amount.

     1.   The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested
          Amount:                                                                            $0.00

     2.   The total amount reimbursed in respect of such reductions in the
          Collateral Invested Amount:                                                        $0.00

J. Application of Reallocated Investor Finance Charge Collections.

     1.   Class A Available Funds:                                                  $11,332,523.41

          a.   Class A Monthly Interest:                                             $2,527,861.02
          b.   Class A Outstanding Monthly Interest:                                         $0.00
          c.   Class A Additional Interest:                                                  $0.00
          d.   Class A Investor Default Amount
               (Treated as Available Principal Collections):                         $1,569,403.84
          e.   Excess Spread:                                                        $7,235,258.55

     2.   Class B Available Funds:                                                   $1,017,891.32

          a.   Class B Monthly Interest:                                               $232,974.22
          b.   Class B Outstanding Monthly Interest:                                         $0.00
          c.   Class B Additional Interest:                                                  $0.00
          d.   Excess Spread:                                                          $784,917.11

     3.   Collateral Available Funds:                                                $1,221,469.59

          a.   Excess Spread:                                                        $1,221,469.59

     4.   Total Excess Spread:                                                       $9,241,645.24

K. Reallocated Principal Collections.

     1.   Principal Allocation Percentage:                                                 73.7339%

     2.   Series 2005-6 Allocable Principal Collections:                           $250,701,260.86

     3.   Principal Allocation Percentage of Series 2005-6 Allocable Principal
          Collections:                                                             $184,851,861.57

     4.   Reallocated Principal Collections Required to fund the Required
          Amount:                                                                            $0.00

     5.   Item 3 minus item 4:                                                     $184,851,861.57

     6.   Shared Principal Collections from other Series allocated to Series
          2005-6:                                                                              N/A

     7.   Other amounts Treated as Available Principal Collections:                  $1,879,525.56

     8.   Available Principal Collections
          (total of 5., 6. & 7.):                                                  $186,731,387.13

L. Application of Available Principal Collections during Revolving Period.

     1.   Collateral Invested Amount                                                $63,000,000.00

     2.   Required Collateral Invested Amount                                       $63,000,000.00

     3.   Excess of Collateral Invested Amount over Required Collateral Invested
          Amount:                                                                            $0.00

     4.   Treated as Shared Principal Collections:                                 $186,731,387.13

M. Application of Principal Collections During Accumulation or Amortization
Period.

     1.   Principal Funding Account:                                                           N/A

     2.   Excess of Collateral Invested Amount over Required Collateral Invested
          Amount:                                                                              N/A

     3.   Principal Distribution:                                                              N/A

     4.   Treated as Shared Principal Collections:                                             N/A

N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2005-6

     1.   Excess Spread:                                                             $9,241,645.24

     2.   Excess Finance Charge Collections:                                                 $0.00

     3.   Applied to fund Class A Required Amount:                                           $0.00

     4.   Class A Investor Charge-Offs treated as Available Principal
          Collections:                                                                       $0.00

     5.   Applied to fund Class B overdue Interest:                                          $0.00

     6.   Applied to fund Class B Required Amount:                                     $140,964.42

     7.   Reduction of Class B Invested Amount treated as Available Principal
          Collections:                                                                       $0.00

     8.   Applied to Collateral Monthly Interest:                                      $285,151.56

     9.   Applied to unpaid Monthly Servicing Fee paid to Servicer:                  $1,166,666.67

     10.  Collateral Default Amount treated as Available Principal Collections:        $169,157.30

     11.  Reduction of Collateral Invested Amount treated as Available Principal
          Collections:                                                                       $0.00

     12.  Deposited to Reserve Account:                                                      $0.00

     l3.  Remaining Excess Spread Distributed to Collateral Interest Holder:         $7,479,705.30

O. Yield and Base Rate

     1.   Base Rate

          a.   Current Monthly Period                                                       7.5745%
          b.   Prior Monthly Period                                                         7.2055%
          c.   Second Prior Monthly Period                                                  7.1470%

     2.   Three Month Average Base Rate                                                     7.3090%

     3.   Series Adjusted Portfolio Yield

          a.   Current Monthly Period                                                      19.6669%
          b.   Prior Monthly Period                                                        19.0691%
          c.   Second Prior Monthly Period                                                 19.8477%

     4.   Three Month Average Series Adjusted Portfolio Yield                              19.5279%

     5.   Is the 3 month average series adjusted portfolio more than the 3 month
          average base rate:                                                                   Yes

XXIV. Series 2005-7 Certificates

                                               Series       Total Investor    Transferors
A. Investor/Transferor Allocations          Allocations        Interest        Interest
---------------------------------------   --------------   --------------   --------------
Beginning Invested /Transferor Amount     949,359,563.43   700,000,000.00   249,359,563.43
Beginning Adjusted Invested Amount                   N/A   700,000,000.00              N/A
Floating Allocation Percentage                       N/A          73.7339%         26.2661%
Principal Allocation Percentage                      N/A          73.7339%         26.2661%
Collections of Finance Chg. Receivables    18,479,543.07    13,625,691.09     4,853,851.98
Collections of Principal Receivables      250,701,260.86   184,851,861.57    65,849,399.29
Defaulted Amount                            2,549,065.09     1,879,525.56       669,539.53
Ending Invested / Transferor Amounts      943,250,052.13   700,000,000.00   243,250,052.13

                                                                                       Collateral
B. Monthly Period Funding Requirements                  Class A         Class B         Interest         Total
--------------------------------------------------   -------------   -------------   -------------   -------------
Principal Funding Account                                     0.00            0.00            0.00            0.00
Investment Proceeds for Monthly Period                        0.00            0.00            0.00            0.00
Reserve Account Opening Balance                               0.00            0.00            0.00            0.00
Reserve Account Deposit                                       0.00            0.00            0.00            0.00
Reserve Draw Amount                                           0.00            0.00            0.00            0.00
Reserve Account Surplus                                       0.00            0.00            0.00            0.00
Reserve Account Closing Balance                               0.00            0.00            0.00            0.00

LIBOR Determination Date                             July 13, 2006   July 13, 2006   July 13, 2006
Coupon July 17, 2006 - August 14, 2006                      5.4388%         5.6387%         5.7788%
Monthly Interest Due                                  2,560,820.33      238,472.14      293,271.56    3,092,564.03
Outstanding Monthly Interest Due                              0.00            0.00            0.00            0.00
Additional Interest Due                                       0.00            0.00            0.00            0.00
Total Interest Due                                    2,560,820.33      238,472.14      293,271.56    3,092,564.03
Investor Default Amount                               1,569,403.84      140,964.42      169,157.30    1,879,525.56
Investor Monthly Fees Due                               974,166.67       87,500.00      105,000.00    1,166,666.67
Investor Additional Amounts Due
Total Due                                             5,104,390.84      466,936.55      567,428.86    6,138,756.25

Reallocated Investor Finance Charge Collections                                                      13,618,461.55
Interest and Principal Funding Investment Proceeds                                                            0.00
Interest on Reserve Account                                                                                   0.00
Series Adjusted Portfolio Yield                                                                            19.7452%
Base Rate                                                                                                   7.6582%
Excess Spread Percentage                                                                                   12.8224%

                                                                                  Collateral
C. Certificates - Balances and Distributions       Class A         Class B         Interest          Total
--------------------------------------------   --------------   -------------   -------------   --------------
Beginning Certificates Balance                 584,500,000.00   52,500,000.00   63,000,000.00   700,000,000.00
Interest Distributions                           2,560,820.33      238,472.14      293,271.56     3,092,564.03
Principal Deposits - Prin. Funding Account               0.00            0.00            0.00             0.00
Principal Distributions                                  0.00            0.00            0.00             0.00
Total Distributions                              2,560,820.33      238,472.14      293,271.56     3,092,564.03
Ending Certificates Balance                    584,500,000.00   52,500,000.00   63,000,000.00   700,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

     1.   Total amount of the distribution                                                   $4.38

     2.   Amount of the distribution in respect of Class A Monthly Interest:                 $4.38

     3.   Amount of the distribution in respect of Class A Outstanding Monthly
          Interest                                                                           $0.00

     4.   Amount of the distribution in respect of Class A Additional Interest:              $0.00

     5.   Amount of the distribution in respect of Class A Principal:                        $0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor
Charge-Offs on such Distribution Date.

     1.   Total amount of Class A Investor Charge-Offs:                                      $0.00

     2.   Amount of Class A Investor Charge-Offs per $1,000 original certificate
          principal amount:                                                                  $0.00

     3.   Total amount reimbursed in respect of Class A Investor Charge-Offs:                $0.00

     4.   Amount reimbursed in respect of Class A Investor Charge-Offs per
          $1,000 original certificate principal amount:                                      $0.00

     5.   The amount, if any, by which the outstanding principal balance of the
          Class A Certificates exceeds the Class A Invested Amount after giving
          effect to all transactions on such Distribution Date:                              $0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

     1.   The total amount of the distribution:                                              $4.54

     2.   Amount of the distribution in respect of class B monthly interest:                 $4.54

     3.   Amount of the distribution in respect of class B outstanding monthly
          interest:                                                                          $0.00

     4.   Amount of the distribution in respect of class B additional interest:              $0.00

     5.   Amount of the distribution in respect of class B principal:                        $0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

     1.   The amount of reductions in Class B Invested Amount pursuant to
          clauses (c), (d), and (e) of the definition of Class B Invested Amount:            $0.00

     2.   The amount of reductions in the Class B Invested Amount set forth in
          paragraph 1 above, per $1,000 original certificate principal amount:               $0.00

     3.   The total amount reimbursed in respect of such reductions in the Class
          B Invested Amount:                                                                 $0.00

     4.   The amount set forth in paragraph 3 above, per $1,000 original
          certificate principal amount:                                                      $0.00

     5.   The amount, if any, by which the outstanding principal balance of the
          Class B Certificates exceeds the Class B Invested Amount after giving
          effect to all transactions on such Distribution Date:                              $0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

     1.   Total amount distributed to the Collateral Interest Holder:                $7,772,976.86

     2.   Amount distributed in respect of Collateral Monthly Interest:                $293,271.56

     3.   Amount distributed in respect of Collateral Additional Interest:                   $0.00

     4.   The amount distributed to the Collateral Interest Holder in respect of
          principal on the Collateral Invested Amount:                                       $0.00

     5.   The amount distributed to the Collateral Interest Holder in respect of
          remaining Excess Spread:                                                   $7,479,705.30

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c),
(d), and (e) of the definition of Collateral Invested Amount.

     1.   The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested
          Amount:                                                                            $0.00

     2.   The total amount reimbursed in respect of such reductions in the
          Collateral Invested Amount:                                                        $0.00

J. Application of Reallocated Investor Finance Charge Collections.

     1.   Class A Available Funds:                                                  $11,371,415.39

          a.   Class A Monthly Interest:                                             $2,560,820.33
          b.   Class A Outstanding Monthly Interest:                                         $0.00
          c.   Class A Additional Interest:                                                  $0.00
          d.   Class A Investor Default Amount
               (Treated as Available Principal Collections):                         $1,569,403.84
          e.   Excess Spread:                                                        $7,241,191.22

     2.   Class B Available Funds:                                                   $1,021,384.62

          a.   Class B Monthly Interest:                                               $238,472.14
          b.   Class B Outstanding Monthly Interest:                                         $0.00
          c.   Class B Additional Interest:                                                  $0.00
          d.   Excess Spread:                                                          $782,912.48

     3.   Collateral Available Funds:                                                $1,225,661.54

          a.   Excess Spread:                                                        $1,225,661.54

     4.   Total Excess Spread:                                                       $9,249,765.24

K. Reallocated Principal Collections.

     1.   Principal Allocation Percentage:                                                 73.7339%

     2.   Series 2005-7 Allocable Principal Collections:                           $250,701,260.86

     3.   Principal Allocation Percentage of Series 2005-7 Allocable Principal
          Collections:                                                             $184,851,861.57

     4.   Reallocated Principal Collections Required to fund the Required
          Amount:                                                                            $0.00

     5.   Item 3 minus item 4:                                                     $184,851,861.57

     6.   Shared Principal Collections from other Series allocated to Series
          2005-7:                                                                              N/A

     7.   Other amounts Treated as Available Principal Collections:
                                                                                     $1,879,525.56

     8.   Available Principal Collections
          (total of 5., 6. & 7.):                                                  $186,731,387.13

L. Application of Available Principal Collections during Revolving Period.

     1.   Collateral Invested Amount                                                $63,000,000.00

     2.   Required Collateral Invested Amount                                       $63,000,000.00

     3.   Excess of Collateral Invested Amount over Required Collateral Invested
          Amount:                                                                            $0.00

     4.   Treated as Shared Principal Collections:                                 $186,731,387.13

M. Application of Principal Collections During Accumulation or Amortization
Period.

     1.   Principal Funding Account:                                                           N/A

     2.   Excess of Collateral Invested Amount over Required Collateral Invested
          Amount:                                                                              N/A

     3.   Principal Distribution:                                                              N/A

     4.   Treated as Shared Principal Collections:                                             N/A

N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2005-7

     1.   Excess Spread:                                                             $9,249,765.24

     2.   Excess Finance Charge Collections:                                                 $0.00

     3.   Applied to fund Class A Required Amount:                                           $0.00

     4.   Class A Investor Charge-Offs treated as Available Principal
          Collections:                                                                       $0.00

     5.   Applied to fund Class B overdue Interest:                                          $0.00

     6.   Applied to fund Class B Required Amount:                                     $140,964.42

     7.   Reduction of Class B Invested Amount treated as Available Principal
          Collections:                                                                       $0.00

     8.   Applied to Collateral Monthly Interest:                                      $293,271.56

     9.   Applied to unpaid Monthly Servicing Fee paid to Servicer:                  $1,166,666.67

     10.  Collateral Default Amount treated as Available Principal Collections:        $169,157.30

     11.  Reduction of Collateral Invested Amount treated as Available Principal
          Collections:                                                                       $0.00

     12.  Deposited to Reserve Account:                                                      $0.00

     l3.  Remaining Excess Spread Distributed to Collateral Interest Holder:         $7,479,705.30

O. Yield and Base Rate

     1.   Base Rate

          a.   Current Monthly Period                                                       7.6582%
          b.   Prior Monthly Period                                                         7.2892%
          c.   Second Prior Monthly Period                                                  7.2308%

     2.   Three Month Average Base Rate                                                     7.3927%

     3.   Series Adjusted Portfolio Yield

          a.   Current Monthly Period                                                      19.7452%
          b.   Prior Monthly Period                                                        19.1555%
          c.   Second Prior Monthly Period                                                 19.9342%

     4.   Three Month Average Series Adjusted Portfolio Yield                              19.6117%

     5.   Is the 3 month average series adjusted portfolio more than the 3 month
          average base rate:                                                                   Yes

XXV. Series 2005-8 Certificates

                                              Series       Total Investor     Transferors
A. Investor/Transferor Allocations          Allocations       Interest         Interest
---------------------------------------   --------------   --------------   --------------
Beginning Invested /Transferor Amount     678,113,973.88   500,000,000.00   178,113,973.88
Beginning Adjusted Invested Amount                   N/A   500,000,000.00              N/A
Floating Allocation Percentage                       N/A          73.7339%         26.2661%
Principal Allocation Percentage                      N/A          73.7339%         26.2661%
Collections of Finance Chg. Receivables    13,199,673.62     9,732,636.50     3,467,037.13
Collections of Principal Receivables      179,072,329.18   132,037,043.98    47,035,285.20
Defaulted Amount                            1,820,760.78     1,342,518.25       478,242.52
Ending Invested / Transferor Amounts      673,750,037.23   500,000,000.00   173,750,037.23

                                                                       Collateral
B. Monthly Period Funding Requirements                  Class A         Class B         Interest         Total
--------------------------------------------------   -------------   -------------   -------------   ------------
Principal Funding Account                                     0.00            0.00            0.00           0.00
Investment Proceeds for Monthly Period                        0.00            0.00            0.00           0.00
Reserve Account Opening Balance                               0.00            0.00            0.00           0.00
Reserve Account Deposit                                       0.00            0.00            0.00           0.00
Reserve Draw Amount                                           0.00            0.00            0.00           0.00
Reserve Account Surplus                                       0.00            0.00            0.00           0.00
Reserve Account Closing Balance                               0.00            0.00            0.00           0.00

LIBOR Determination Date                             July 13, 2006   July 13, 2006   July 13, 2006
Coupon July 17, 2006 - August 14, 2006                      5.3988%         5.5388%         5.6988%
Monthly Interest Due                                  1,815,704.60      167,316.41      206,579.69   2,189,600.69
Outstanding Monthly Interest Due                              0.00            0.00            0.00           0.00
Additional Interest Due                                       0.00            0.00            0.00           0.00
Total Interest Due                                    1,815,704.60      167,316.41      206,579.69   2,189,600.69
Investor Default Amount                               1,121,002.74      100,688.87      120,826.64   1,342,518.25
Investor Monthly Fees Due                               695,833.33       62,500.00       75,000.00     833,333.33
Investor Additional Amounts Due
Total Due                                             3,632,540.68      330,505.28      402,406.33   4,365,452.28

Reallocated Investor Finance Charge Collections                                                      9,708,098.92
Interest and Principal Funding Investment Proceeds                                                           0.00
Interest on Reserve Account                                                                                  0.00
Series Adjusted Portfolio Yield                                                                           19.6996%
Base Rate                                                                                                  7.6095%
Excess Spread Percentage                                                                                  12.8224%

                                                                                  Collateral
C. Certificates - Balances and Distributions      Class A          Class B         Interest          Total
--------------------------------------------   --------------   -------------   -------------   --------------
Beginning Certificates Balance                 417,500,000.00   37,500,000.00   45,000,000.00   500,000,000.00
Interest Distributions                           1,815,704.60      167,316.41      206,579.69     2,189,600.69
Principal Deposits - Prin. Funding Account               0.00            0.00            0.00             0.00
Principal Distributions                                  0.00            0.00            0.00             0.00
Total Distributions                              1,815,704.60      167,316.41      206,579.69     2,189,600.69
Ending Certificates Balance                    417,500,000.00   37,500,000.00   45,000,000.00   500,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

     1.   Total amount of the distribution                                                   $4.35

     2.   Amount of the distribution in respect of Class A Monthly Interest:                 $4.35

     3.   Amount of the distribution in respect of Class A Outstanding Monthly
          Interest                                                                           $0.00

     4.   Amount of the distribution in respect of Class A Additional Interest:              $0.00

     5.   Amount of the distribution in respect of Class A Principal:                        $0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor
Charge-Offs on such Distribution Date.

     1.   Total amount of Class A Investor Charge-Offs:                                      $0.00

     2.   Amount of Class A Investor Charge-Offs per $1,000 original certificate
          principal amount:                                                                  $0.00

     3.   Total amount reimbursed in respect of Class A Investor Charge-Offs:                $0.00

     4.   Amount reimbursed in respect of Class A Investor Charge-Offs per
          $1,000 original certificate principal amount:                                      $0.00

     5.   The amount, if any, by which the outstanding principal balance of the
          Class A Certificates exceeds the Class A Invested Amount after giving
          effect to all transactions on such Distribution Date:                              $0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

     1.   The total amount of the distribution:                                              $4.46

     2.   Amount of the distribution in respect of class B monthly interest:                 $4.46

     3.   Amount of the distribution in respect of class B outstanding monthly
          interest:                                                                          $0.00

     4.   Amount of the distribution in respect of class B additional interest:              $0.00

     5.   Amount of the distribution in respect of class B principal:                        $0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

     1.   The amount of reductions in Class B Invested Amount pursuant to
          clauses (c), (d), and (e) of the definition of Class B Invested Amount:            $0.00

     2.   The amount of reductions in the Class B Invested Amount set forth in
          paragraph 1 above, per $1,000 original certificate principal amount:               $0.00

     3.   The total amount reimbursed in respect of such reductions in the Class
          B Invested Amount:                                                                 $0.00

     4.   The amount set forth in paragraph 3 above, per $1,000 original
          certificate principal amount:                                                      $0.00

     5.   The amount, if any, by which the outstanding principal balance of the
          Class B Certificates exceeds the Class B Invested Amount after giving
          effect to all transactions on such Distribution Date:                              $0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

     1.   Total amount distributed to the Collateral Interest Holder:                $5,549,226.33

     2.   Amount distributed in respect of Collateral Monthly Interest:                $206,579.69

     3.   Amount distributed in respect of Collateral Additional Interest:                   $0.00

     4.   The amount distributed to the Collateral Interest Holder in respect of
          principal on the Collateral Invested Amount:                                       $0.00

     5.   The amount distributed to the Collateral Interest Holder in respect of
          remaining Excess Spread:                                                   $5,342,646.64

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c),
(d), and (e) of the definition of Collateral Invested Amount.

     1.   The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested
          Amount:                                                                            $0.00

     2.   The total amount reimbursed in respect of such reductions in the
          Collateral Invested Amount:                                                        $0.00

J. Application of Reallocated Investor Finance Charge Collections.

     1.   Class A Available Funds:                                                   $8,106,262.60

          a.   Class A Monthly Interest:                                             $1,815,704.60
          b.   Class A Outstanding Monthly Interest:                                         $0.00
          c.   Class A Additional Interest:                                                  $0.00
          d.   Class A Investor Default Amount
               (Treated as Available Principal Collections):                         $1,121,002.74
          e.   Excess Spread:                                                        $5,169,555.26

     2.   Class B Available Funds:                                                     $728,107.42

          a.   Class B Monthly Interest:                                               $167,316.41
          b.   Class B Outstanding Monthly Interest:                                         $0.00
          c.   Class B Additional Interest:                                                  $0.00
          d.   Excess Spread:                                                          $560,791.01

     3.   Collateral Available Funds:                                                  $873,728.90

          a.   Excess Spread:                                                          $873,728.90

     4.   Total Excess Spread:                                                       $6,604,075.17

K. Reallocated Principal Collections.

     1.   Principal Allocation Percentage:                                                 73.7339%

     2.   Series 2005-8 Allocable Principal Collections:                           $179,072,329.18

     3.   Principal Allocation Percentage of Series 2005-8 Allocable Principal
          Collections:                                                             $132,037,043.98

     4.   Reallocated Principal Collections Required to fund the Required
          Amount:                                                                            $0.00

     5.   Item 3 minus item 4:                                                     $132,037,043.98

     6.   Shared Principal Collections from other Series allocated to Series
          2005-8:                                                                              N/A

     7.   Other amounts Treated as Available Principal Collections:                  $1,342,518.25

     8.   Available Principal Collections
          (total of 5., 6. & 7.):                                                  $133,379,562.23

L. Application of Available Principal Collections during Revolving Period.

     1.   Collateral Invested Amount                                                $45,000,000.00

     2.   Required Collateral Invested Amount                                       $45,000,000.00

     3.   Excess of Collateral Invested Amount over Required Collateral Invested
          Amount:                                                                            $0.00

     4.   Treated as Shared Principal Collections:                                 $133,379,562.23

M. Application of Principal Collections During Accumulation or Amortization
Period.

     1.   Principal Funding Account:                                                           N/A

     2.   Excess of Collateral Invested Amount over Required Collateral Invested
          Amount:                                                                              N/A

     3.   Principal Distribution:                                                              N/A

     4.   Treated as Shared Principal Collections:                                             N/A

N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2005-8

     1.   Excess Spread:                                                             $6,604,075.17

     2.   Excess Finance Charge Collections:                                                 $0.00

     3.   Applied to fund Class A Required Amount:                                           $0.00

     4.   Class A Investor Charge-Offs treated as Available Principal
          Collections:                                                                       $0.00

     5.   Applied to fund Class B overdue Interest:                                          $0.00

     6.   Applied to fund Class B Required Amount:                                     $100,688.87

     7.   Reduction of Class B Invested Amount treated as Available Principal
          Collections:                                                                       $0.00

     8.   Applied to Collateral Monthly Interest:                                      $206,579.69

     9.   Applied to unpaid Monthly Servicing Fee paid to Servicer:                    $833,333.33

     10.  Collateral Default Amount treated as Available Principal Collections:        $120,826.64

     11.  Reduction of Collateral Invested Amount treated as Available Principal
          Collections:                                                                       $0.00

     12.  Deposited to Reserve Account:                                                      $0.00

     l3.  Remaining Excess Spread Distributed to Collateral Interest Holder:         $5,342,646.64

O. Yield and Base Rate

     1.   Base Rate

          a.   Current Monthly Period                                                       7.6095%
          b.   Prior Monthly Period                                                         7.2404%
          c.   Second Prior Monthly Period                                                  7.1820%

     2.   Three Month Average Base Rate                                                     7.3440%

     3.   Series Adjusted Portfolio Yield

          a.   Current Monthly Period                                                      19.6996%
          b.   Prior Monthly Period                                                        19.1052%
          c.   Second Prior Monthly Period                                                 19.8838%

     4.   Three Month Average Series Adjusted Portfolio Yield                              19.5629%

     5.   Is the 3 month average series adjusted portfolio more than the 3 month
          average base rate:                                                                   Yes

XXVI. Series 2006-A Certificates

                                              Series       Total Investor     Transferors
A. Investor/Transferor Allocations          Allocations       Interest         Interest
---------------------------------------   --------------   --------------   --------------
Beginning Invested /Transferor Amount     949,359,563.43   700,000,000.00   249,359,563.43
Beginning Adjusted Invested Amount                   N/A   700,000,000.00              N/A
Floating Allocation Percentage                       N/A          73.7339%         26.2661%
Principal Allocation Percentage                      N/A          73.7339%         26.2661%
Collections of Finance Chg. Receivables    18,479,543.07    13,625,691.09     4,853,851.98
Collections of Principal Receivables      250,701,260.86   184,851,861.57    65,849,399.29
Defaulted Amount                            2,549,065.09     1,879,525.56       669,539.53
Ending Invested / Transferor Amounts      943,250,052.13   700,000,000.00   243,250,052.13

                                                                                       Collateral
B. Monthly Period Funding Requirements                  Class A         Class B         Interest         Total
--------------------------------------------------   -------------   -------------   -------------   -------------
Principal Funding Account                                     0.00            0.00            0.00            0.00
Investment Proceeds for Monthly Period                        0.00            0.00            0.00            0.00
Reserve Account Opening Balance                               0.00            0.00            0.00            0.00
Reserve Account Deposit                                       0.00            0.00            0.00            0.00
Reserve Draw Amount                                           0.00            0.00            0.00            0.00
Reserve Account Surplus                                       0.00            0.00            0.00            0.00
Reserve Account Closing Balance                               0.00            0.00            0.00            0.00

LIBOR Determination Date                             July 13, 2006   July 13, 2006   July 13, 2006
Coupon July 17, 2006 - August 14, 2006                      5.3588%         5.4788%         5.5988%
Monthly Interest Due                                  2,523,152.55      231,705.47      284,136.56    3,038,994.58
Outstanding Monthly Interest Due                              0.00            0.00            0.00            0.00
Additional Interest Due                                       0.00            0.00            0.00            0.00
Total Interest Due                                    2,523,152.55      231,705.47      284,136.56    3,038,994.58
Investor Default Amount                               1,569,403.84      140,964.42      169,157.30    1,879,525.56
Investor Monthly Fees Due                               974,166.67       87,500.00      105,000.00    1,166,666.67
Investor Additional Amounts Due
Total Due                                             5,066,723.06      460,169.89      558,293.86    6,085,186.81

Reallocated Investor Finance Charge Collections                                                      13,564,892.10
Interest and Principal Funding Investment Proceeds                                                            0.00
Interest on Reserve Account                                                                                   0.00
Series Adjusted Portfolio Yield                                                                            19.6551%
Base Rate                                                                                                  7 .5619%
Excess Spread Percentage                                                                                   12.8224%

                                                                                  Collateral
C. Certificates - Balances and Distributions       Class A         Class B         Interest          Total
--------------------------------------------   --------------   -------------   -------------   --------------
Beginning Certificates Balance                 584,500,000.00   52,500,000.00   63,000,000.00   700,000,000.00
Interest Distributions                           2,523,152.55      231,705.47      284,136.56     3,038,994.58
Principal Deposits - Prin. Funding Account               0.00            0.00            0.00             0.00
Principal Distributions                                  0.00            0.00            0.00             0.00
Total Distributions                              2,523,152.55      231,705.47      284,136.56     3,038,994.58
Ending Certificates Balance                    584,500,000.00   52,500,000.00   63,000,000.00   700,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

     1.   Total amount of the distribution                                                   $4.32

     2.   Amount of the distribution in respect of Class A Monthly Interest:                 $4.32

     3.   Amount of the distribution in respect of Class A Outstanding Monthly
          Interest                                                                           $0.00

     4.   Amount of the distribution in respect of Class A Additional Interest:              $0.00

     5.   Amount of the distribution in respect of Class A Principal:                        $0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor
Charge-Offs on such Distribution Date.

     1.   Total amount of Class A Investor Charge-Offs:                                      $0.00

     2.   Amount of Class A Investor Charge-Offs per $1,000 original certificate
          principal amount:                                                                  $0.00

     3.   Total amount reimbursed in respect of Class A Investor Charge-Offs:                $0.00

     4.   Amount reimbursed in respect of Class A Investor Charge-Offs per
          $1,000 original certificate principal amount:                                      $0.00

     5.   The amount, if any, by which the outstanding principal balance of the
          Class A Certificates exceeds the Class A Invested Amount after giving
          effect to all transactions on such Distribution Date:                              $0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

     1.   The total amount of the distribution:                                              $4.41

     2.   Amount of the distribution in respect of class B monthly interest:                 $4.41

     3.   Amount of the distribution in respect of class B outstanding monthly
          interest:                                                                          $0.00

     4.   Amount of the distribution in respect of class B additional interest:              $0.00

5. Amount of the distribution in respect of class B principal:                               $0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

     1.   The amount of reductions in Class B Invested Amount pursuant to
          clauses c), (d), and (e) of the definition of Class B Invested Amount:             $0.00

     2.   The amount of reductions in the Class B Invested Amount set forth in
          paragraph 1 above, per $1,000 original certificate principal amount:               $0.00

     3.   The total amount reimbursed in respect of such reductions in the Class
          B Invested Amount:                                                                 $0.00

     4.   The amount set forth in paragraph 3 above, per $1,000 original
          certificate principal amount:                                                      $0.00

     5.   The amount, if any, by which the outstanding principal balance of the
          Class B Certificates exceeds the Class B Invested Amount after giving
          effect to all transactions on such Distribution Date:                              $0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

     1.   Total amount distributed to the Collateral Interest Holder:                $7,763,841.86

     2.   Amount distributed in respect of Collateral Monthly Interest:                $284,136.56

     3.   Amount distributed in respect of Collateral Additional Interest:                   $0.00

     4.   The amount distributed to the Collateral Interest Holder in respect of
          principal on the Collateral Invested Amount:                                       $0.00

     5.   The amount distributed to the Collateral Interest Holder in respect of
          remaining Excess Spread:                                                   $7,479,705.30

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c),
(d), and (e) of the definition of Collateral Invested Amount.

     1.   The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested
          Amount:                                                                            $0.00

     2.   The total amount reimbursed in respect of such reductions in the
          Collateral Invested Amount:                                                        $0.00

J. Application of Reallocated Investor Finance Charge Collections.

     1.   Class A Available Funds:                                                  $11,326,684.91

          a.   Class A Monthly Interest:                                             $2,523,152.55
          b.   Class A Outstanding Monthly Interest:                                         $0.00
          c.   Class A Additional Interest:                                                  $0.00
          d.   Class A Investor Default Amount
               (Treated as Available Principal Collections):                         $1,569,403.84
          e.   Excess Spread:                                                        $7,234,128.51

     2.   Class B Available Funds:                                                   $1,017,366.91

          a.   Class B Monthly Interest:                                               $231,705.47
          b.   Class B Outstanding Monthly Interest:                                         $0.00
          c.   Class B Additional Interest:                                                  $0.00
          d.   Excess Spread:                                                          $785,661.44

     3.   Collateral Available Funds:                                                $1,220,840.29

          a.   Excess Spread:                                                        $1,220,840.29

     4.   Total Excess Spread:                                                       $9,240,630.24

K. Reallocated Principal Collections.

     1.   Principal Allocation Percentage:                                                 73.7339%

     2.   Series 2006-A Allocable Principal Collections:                           $250,701,260.86

     3.   Principal Allocation Percentage of Series 2006-A Allocable Principal
          Collections:                                                             $184,851,861.57

     4.   Reallocated Principal Collections Required to fund the Required
          Amount:                                                                            $0.00

     5.   Item 3 minus item 4:                                                     $184,851,861.57

     6.   Shared Principal Collections from other Series allocated to Series
          2006-A:                                                                              N/A

     7.   Other amounts Treated as Available Principal Collections:                  $1,879,525.56

     8.   Available Principal Collections
          (total of 5., 6. & 7.):                                                  $186,731,387.13

L. Application of Available Principal Collections during Revolving Period.

     1.   Collateral Invested Amount                                                $63,000,000.00

     2.   Required Collateral Invested Amount                                       $63,000,000.00

     3.   Excess of Collateral Invested Amount over Required Collateral Invested
          Amount:                                                                            $0.00

     4.   Treated as Shared Principal Collections:                                 $186,731,387.13

M. Application of Principal Collections During Accumulation or Amortization
Period.

     1.   Principal Funding Account:                                                           N/A

     2.   Excess of Collateral Invested Amount over Required Collateral Invested
          Amount:                                                                              N/A

     3.   Principal Distribution:                                                              N/A

     4.   Treated as Shared Principal Collections:                                             N/A

N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2006-A

     1.   Excess Spread:                                                             $9,240,630.24

     2.   Excess Finance Charge Collections:                                                 $0.00

     3.   Applied to fund Class A Required Amount:                                           $0.00

     4.   Class A Investor Charge-Offs treated as Available Principal
          Collections:                                                                       $0.00

     5.   Applied to fund Class B overdue Interest:                                          $0.00

     6.   Applied to fund Class B Required Amount:                                     $140,964.42

     7.   Reduction of Class B Invested Amount treated as Available Principal
          Collections:                                                                       $0.00

     8.   Applied to Collateral Monthly Interest:                                      $284,136.56

     9.   Applied to unpaid Monthly Servicing Fee paid to Servicer:                  $1,166,666.67

     10.  Collateral Default Amount treated as Available Principal Collections:        $169,157.30

     11.  Reduction of Collateral Invested Amount treated as Available Principal
          Collections:                                                                       $0.00

     12.  Deposited to Reserve Account:                                                      $0.00

     l3.  Remaining Excess Spread Distributed to Collateral Interest Holder:         $7,479,705.30

O. Yield and Base Rate

     1.   Base Rate

          a.   Current Monthly Period                                                       7.5619%
          b.   Prior Monthly Period                                                         7.1929%
          c.   Second Prior Monthly Period                                                  7.1344%

     2.   Three Month Average Base Rate                                                     7.2964%

     3.   Series Adjusted Portfolio Yield

          a.   Current Monthly Period                                                      19.6551%
          b.   Prior Monthly Period                                                        19.0561%
          c.   Second Prior Monthly Period                                                 19.8347%

     4.   Three Month Average Series Adjusted Portfolio Yield                              19.5153%

     5.   Is the 3 month average series adjusted portfolio more than the 3 month
          average base rate:                                                                   Yes

XXVII. Series 2006-B Certificates

                                              Series       Total Investor     Transferors
A. Investor/Transferor Allocations          Allocations       Interest         Interest
---------------------------------------   --------------   --------------   --------------
Beginning Invested /Transferor Amount     949,359,563.43   700,000,000.00   249,359,563.43
Beginning Adjusted Invested Amount                   N/A   700,000,000.00              N/A
Floating Allocation Percentage                       N/A          73.7339%         26.2661%
Principal Allocation Percentage                      N/A          73.7339%         26.2661%
Collections of Finance Chg. Receivables    18,479,543.07    13,625,691.09     4,853,851.98
Collections of Principal Receivables      250,701,260.86   184,851,861.57    65,849,399.29
Defaulted Amount                            2,549,065.09     1,879,525.56       669,539.53
Ending Invested / Transferor Amounts      943,250,052.13   700,000,000.00   243,250,052.13

                                                                                       Collateral
B. Monthly Period Funding Requirements                  Class A         Class B         Interest         Total
--------------------------------------------------   -------------   -------------   -------------   -------------
Principal Funding Account                                     0.00            0.00            0.00            0.00
Investment Proceeds for Monthly Period                        0.00            0.00            0.00            0.00
Reserve Account Opening Balance                               0.00            0.00            0.00            0.00
Reserve Account Deposit                                       0.00            0.00            0.00            0.00
Reserve Draw Amount                                           0.00            0.00            0.00            0.00
Reserve Account Surplus                                       0.00            0.00            0.00            0.00
Reserve Account Closing Balance                               0.00            0.00            0.00            0.00

LIBOR Determination Date                             July 13, 2006   July 13, 2006   July 13, 2006
Coupon July 17, 2006 - August 14, 2006                      5.4088%         5.5188%         5.6588%
Monthly Interest Due                                  2,546,694.91      233,397.14      287,181.56    3,067,273.61
Outstanding Monthly Interest Due                              0.00            0.00            0.00            0.00
Additional Interest Due                                       0.00            0.00            0.00            0.00
Total Interest Due                                    2,546,694.91      233,397.14      287,181.56    3,067,273.61
Investor Default Amount                               1,569,403.84      140,964.42      169,157.30    1,879,525.56
Investor Monthly Fees Due                               974,166.67       87,500.00      105,000.00    1,166,666.67
Investor Additional Amounts Due
Total Due                                             5,090,265.42      461,861.55      561,338.86    6,113,465.83

Reallocated Investor Finance Charge Collections                                                      13,593,171.13
Interest and Principal Funding Investment Proceeds                                                            0.00
Interest on Reserve Account                                                                                   0.00
Series Adjusted Portfolio Yield                                                                            19.7027%
Base Rate                                                                                                   7.6128%
Excess Spread Percentage                                                                                   12.8224%

                                                                                  Collateral
C. Certificates - Balances and Distributions       Class A         Class B         Interest          Total
--------------------------------------------   --------------   -------------   -------------   --------------
Beginning Certificates Balance                 584,500,000.00   52,500,000.00   63,000,000.00   700,000,000.00
Interest Distributions                           2,546,694.91      233,397.14      287,181.56     3,067,273.61
Principal Deposits - Prin. Funding Account               0.00            0.00            0.00             0.00
Principal Distributions                                  0.00            0.00            0.00             0.00
Total Distributions                              2,546,694.91      233,397.14      287,181.56     3,067,273.61
Ending Certificates Balance                    584,500,000.00   52,500,000.00   63,000,000.00   700,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

     1.   Total amount of the distribution                                                   $4.36

     2.   Amount of the distribution in respect of Class A Monthly Interest:                 $4.36

     3.   Amount of the distribution in respect of Class A Outstanding Monthly
          Interest                                                                           $0.00

     4.   Amount of the distribution in respect of Class A Additional Interest:              $0.00

     5.   Amount of the distribution in respect of Class A Principal:                        $0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor
Charge-Offs on such Distribution Date.

     1.   Total amount of Class A Investor Charge-Offs:                                      $0.00

     2.   Amount of Class A Investor Charge- Offs per $1,000 original
          certificate principal amount:                                                      $0.00

     3.   Total amount reimbursed in respect of Class A Investor Charge-Offs:                $0.00

     4.   Amount reimbursed in respect of Class A Investor Charge-Offs per
          $1,000 original certificate principal amount:                                      $0.00

     5.   The amount, if any, by which the outstanding principal balance of the
          Class A Certificates exceeds the Class A Invested Amount after giving
          effect to all transactions on such Distribution Date:                              $0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

     1.   The total amount of the distribution:                                              $4.45

     2.   Amount of the distribution in respect of class B monthly interest:                 $4.45

     3.   Amount of the distribution in respect of class B outstanding monthly
          interest:                                                                          $0.00

     4.   Amount of the distribution in respect of class B additional interest:              $0.00

     5.   Amount of the distribution in respect of class B principal:                        $0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

     1.   The amount of reductions in Class B Invested Amount pursuant to
          clauses c), (d), and (e) of the definition of Class B Invested Amount:             $0.00

     2.   The amount of reductions in the Class B Invested Amount set forth in
          paragraph 1 above, per $1,000 original certificate principal amount:               $0.00

     3.   The total amount reimbursed in respect of such reductions in the Class
          B Invested Amount:                                                                 $0.00

     4.   The amount set forth in paragraph 3 above, per $1,000 original
          certificate principal amount:                                                      $0.00

     5.   The amount, if any, by which the outstanding principal balance of the
          Class B Certificates exceeds the Class B Invested Amount after giving
          effect to all transactions on such Distribution Date:                              $0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

     1.   Total amount distributed to the Collateral Interest Holder:                $7,766,886.86

     2.   Amount distributed in respect of Collateral Monthly Interest:                $287,181.56

     3.   Amount distributed in respect of Collateral Additional Interest:                   $0.00

     4.   The amount distributed to the Collateral Interest Holder in respect of
          principal on the Collateral Invested Amount:                                       $0.00

     5.   The amount distributed to the Collateral Interest Holder in respect of
          remaining Excess Spread:                                                   $7,479,705.30

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c),
(d), and (e) of the definition of Collateral Invested Amount.

     1.   The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested
          Amount:                                                                            $0.00

     2.   The total amount reimbursed in respect of such reductions in the
          Collateral Invested Amount:                                                        $0.00

J. Application of Reallocated Investor Finance Charge Collections.

     1.   Class A Available Funds:                                                  $11,350,297.89

          a.   Class A Monthly Interest:                                             $2,546,694.91
          b.   Class A Outstanding Monthly Interest:                                         $0.00
          c.   Class A Additional Interest:                                                  $0.00
          d.   Class A Investor Default Amount
               (Treated as Available Principal Collections):                         $1,569,403.84
          e.   Excess Spread:                                                        $7,234,199.14

     2.   Class B Available Funds:                                                   $1,019,487.83

          a.   Class B Monthly Interest:                                               $233,397.14
          b.   Class B Outstanding Monthly Interest:                                         $0.00
          c.   Class B Additional Interest:                                                  $0.00
          d.   Excess Spread:                                                          $786,090.70

     3.   Collateral Available Funds:                                                $1,223,385.40

          a.   Excess Spread:                                                        $1,223,385.40

     4.   Total Excess Spread:                                                       $9,243,675.24

K. Reallocated Principal Collections.

     1.   Principal Allocation Percentage:                                                 73.7339%

     2.   Series 2006-B Allocable Principal Collections:                           $250,701,260.86

     3.   Principal Allocation Percentage of Series 2006-B Allocable Principal
          Collections:                                                             $184,851,861.57

     4.   Reallocated Principal Collections Required to fund the Required
          Amount:                                                                            $0.00

     5.   Item 3 minus item 4:                                                     $184,851,861.57

     6.   Shared Principal Collections from other Series allocated to Series
          2006-B:                                                                              N/A

     7.   Other amounts Treated as Available Principal Collections:                  $1,879,525.56

     8.   Available Principal Collections
          (total of 5., 6. & 7.):                                                  $186,731,387.13

L. Application of Available Principal Collections during Revolving Period.

     1.   Collateral Invested Amount                                                $63,000,000.00

     2.   Required Collateral Invested Amount                                       $63,000,000.00

     3.   Excess of Collateral Invested Amount over Required Collateral Invested
          Amount:                                                                            $0.00

     4.   Treated as Shared Principal Collections:                                 $186,731,387.13

M. Application of Principal Collections During Accumulation or Amortization
Period.

     1.   Principal Funding Account:                                                           N/A

     2.   Excess of Collateral Invested Amount over Required Collateral Invested
          Amount:                                                                              N/A

     3.   Principal Distribution:                                                              N/A

     4.   Treated as Shared Principal Collections:                                             N/A

N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2006-B

     1.   Excess Spread:                                                             $9,243,675.24

     2.   Excess Finance Charge Collections:                                                 $0.00

     3.   Applied to fund Class A Required Amount:                                           $0.00

     4.   Class A Investor Charge-Offs treated as Available Principal
          Collections:                                                                       $0.00

     5.   Applied to fund Class B overdue Interest:                                          $0.00

     6.   Applied to fund Class B Required Amount:                                     $140,964.42

     7.   Reduction of Class B Invested Amount treated as Available Principal
          Collections:                                                                       $0.00

     8.   Applied to Collateral Monthly Interest:                                      $287,181.56

     9.   Applied to unpaid Monthly Servicing Fee paid to Servicer:                  $1,166,666.67

     10.  Collateral Default Amount treated as Available Principal Collections:        $169,157.30

     11.  Reduction of Collateral Invested Amount treated as Available Principal
          Collections:                                                                       $0.00

     12.  Deposited to Reserve Account:                                                      $0.00

     l3.  Remaining Excess Spread Distributed to Collateral Interest Holder:         $7,479,705.30

O. Yield and Base Rate

     1.   Base Rate
          a.   Current Monthly Period                                                       7.6127%
          b.   Prior Monthly Period                                                         7.2437%
          c.   Second Prior Monthly Period                                                  7.1853%

     2.   Three Month Average Base Rate                                                     7.3473%

     3.   Series Adjusted Portfolio Yield
          a.   Current Monthly Period                                                      19.7027%
          b.   Prior Monthly Period                                                        19.1086%
          c.   Second Prior Monthly Period                                                 19.8873%

     4.   Three Month Average Series Adjusted Portfolio Yield                              19.5662%

     5.   Is the 3 month average series adjusted portfolio more than the 3 month
          average base rate:                                                                   Yes

XXVIII. Series 2006-1 Certificates

                                               Series         Total Investor      Transferors
A. Investor/Transferor Allocations           Allocations         Interest          Interest
---------------------------------------   ----------------   ----------------   --------------
Beginning Invested /Transferor Amount     1,356,227,947.76   1,000,000,000.00   356,227,947.76
Beginning Adjusted Invested Amount                     N/A   1,000,000,000.00              N/A
Floating Allocation Percentage                         N/A            73.7339%         26.2661%
Principal Allocation Percentage                        N/A            73.7339%         26.2661%
Collections of Finance Chg. Receivables      26,399,347.24      19,465,272.99     6,934,074.25
Collections of Principal Receivables        358,144,658.37     264,074,087.96    94,070,570.41
Defaulted Amount                              3,641,521.55       2,685,036.51       956,485.04
Ending Invested / Transferor Amounts      1,347,500,074.47   1,000,000,000.00   347,500,074.47

                                                                                       Collateral
B. Monthly Period Funding Requirements                  Class A         Class B         Interest         Total
--------------------------------------------------   -------------   -------------   -------------   -------------
Principal Funding Account                                     0.00            0.00            0.00            0.00
Investment Proceeds for Monthly Period                        0.00            0.00            0.00            0.00
Reserve Account Opening Balance                               0.00            0.00            0.00            0.00
Reserve Account Deposit                                       0.00            0.00            0.00            0.00
Reserve Draw Amount                                           0.00            0.00            0.00            0.00
Reserve Account Surplus                                       0.00            0.00            0.00            0.00
Reserve Account Closing Balance                               0.00            0.00            0.00            0.00

LIBOR Determination Date                             July 13, 2006   July 13, 2006   July 13, 2006
Coupon July 17, 2006 - August 14, 2006                      5.3988%         5.5088%         5.6488%
Monthly Interest Due                                  3,631,409.20      332,820.31      409,534.38    4,373,763.89
Outstanding Monthly Interest Due                              0.00            0.00            0.00            0.00
Additional Interest Due                                       0.00            0.00            0.00            0.00
Total Interest Due                                    3,631,409.20      332,820.31      409,534.38    4,373,763.89
Investor Default Amount                               2,242,005.48      201,377.74      241,653.29    2,685,036.51
Investor Monthly Fees Due                             1,391,666.67      125,000.00      150,000.00    1,666,666.67
Investor Additional Amounts Due
Total Due                                             7,265,081.35      659,198.05      801,187.66    8,725,467.06

Reallocated Investor Finance Charge Collections                                                      19,410,760.34
Interest and Principal Funding Investment Proceeds                                                            0.00
Interest on Reserve Account                                                                                   0.00
Series Adjusted Portfolio Yield                                                                            19.6932%
Base Rate                                                                                                   7.6026%
Excess Spread Percentage                                                                                   12.8224%

                                                                                  Collateral
C. Certificates - Balances and Distributions       Class A         Class B         Interest           Total
--------------------------------------------   --------------   -------------   -------------   ----------------
Beginning Certificates Balance                 835,000,000.00   75,000,000.00   90,000,000.00   1,000,000,000.00
Interest Distributions                           3,631,409.20      332,820.31      409,534.38       4,373,763.89
Principal Deposits - Prin. Funding Account               0.00            0.00            0.00               0.00
Principal Distributions                                  0.00            0.00            0.00               0.00
Total Distributions                              3,631,409.20      332,820.31      409,534.38       4,373,763.89
Ending Certificates Balance                    835,000,000.00   75,000,000.00   90,000,000.00   1,000,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

     1.   Total amount of the distribution                                                   $4.35

     2.   Amount of the distribution in respect of Class A Monthly Interest:                 $4.35

     3.   Amount of the distribution in respect of Class A Outstanding Monthly
          Interest                                                                           $0.00

     4.   Amount of the distribution in respect of Class A Additional Interest:              $0.00

     5.   Amount of the distribution in respect of Class A Principal:                        $0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor
Charge-Offs on such Distribution Date.

     1.   Total amount of Class A Investor Charge-Offs:                                      $0.00

     2.   Amount of Class A Investor Charge- Offs per $1,000 original
          certificate principal amount:                                                      $0.00

     3.   Total amount reimbursed in respect of Class A Investor Charge-Offs:                $0.00

     4.   Amount reimbursed in respect of Class A Investor Charge-Offs per
          $1,000 original certificate principal amount:                                      $0.00

     5.   The amount, if any, by which the outstanding principal balance of the
          Class A Certificates exceeds the Class A Invested Amount after giving
          effect to all transactions on such Distribution Date:                              $0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

     1.   The total amount of the distribution:                                              $4.44

     2.   Amount of the distribution in respect of class B monthly interest:                 $4.44

     3.   Amount of the distribution in respect of class B outstanding monthly
          interest:                                                                          $0.00

     4.   Amount of the distribution in respect of class B additional interest:              $0.00

     5.   Amount of the distribution in respect of class B principal:                        $0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

     1.   The amount of reductions in Class B Invested Amount pursuant to
          clauses c), (d), and (e) of the definition of Class B Invested Amount:             $0.00

     2.   The amount of reductions in the Class B Invested Amount set forth in
          paragraph 1 above, per $1,000 original certificate principal amount:               $0.00

     3.   The total amount reimbursed in respect of such reductions in the Class
          B Invested Amount:                                                                 $0.00

     4.   The amount set forth in paragraph 3 above, per $1,000 original
          certificate principal amount:                                                      $0.00

     5.   The amount, if any, by which the outstanding principal balance of the
          Class B Certificates exceeds the Class B Invested Amount after giving
          effect to all transactions on such Distribution Date:                              $0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

     1.   Total amount distributed to the Collateral Interest Holder:               $11,094,827.66

     2.   Amount distributed in respect of Collateral Monthly Interest:                $409,534.38

     3.   Amount distributed in respect of Collateral Additional Interest:                   $0.00

     4.   The amount distributed to the Collateral Interest Holder in respect of
          principal on the Collateral Invested Amount:                                       $0.00

     5.   The amount distributed to the Collateral Interest Holder in respect of
          remaining Excess Spread:                                                  $10,685,293.28

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c),
(d), and (e) of the definition of Collateral Invested Amount.

     1.   The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested
          Amount:                                                                            $0.00

     2.   The total amount reimbursed in respect of such reductions in the
          Collateral Invested Amount:                                                        $0.00

J. Application of Reallocated Investor Finance Charge Collections.

     1.   Class A Available Funds:                                                  $16,207,984.89

          a.   Class A Monthly Interest:                                             $3,631,409.20
          b.   Class A Outstanding Monthly Interest:                                         $0.00
          c.   Class A Additional Interest:                                                  $0.00
          d.   Class A Investor Default Amount
               (Treated as Available Principal Collections):                         $2,242,005.48
          e.   Excess Spread:                                                       $10,334,570.20

     2.   Class B Available Funds:                                                   $1,455,807.03

          a.   Class B Monthly Interest:                                               $332,820.31
          b.   Class B Outstanding Monthly Interest:                                         $0.00
          c.   Class B Additional Interest:                                                  $0.00
          d.   Excess Spread:                                                        $1,122,986.71

     3.   Collateral Available Funds:                                                $1,746,968.43

          a.   Excess Spread:                                                        $1,746,968.43

     4.   Total Excess Spread:                                                      $13,204,525.35

K. Reallocated Principal Collections.

     1.   Principal Allocation Percentage:                                                73.7339%

     2.   Series 2006-1 Allocable Principal Collections:                           $358,144,658.37

     3.   Principal Allocation Percentage of Series 2006-1 Allocable Principal
          Collections:                                                             $264,074,087.96

     4.   Reallocated Principal Collections Required to fund the Required
          Amount:                                                                            $0.00

     5.   Item 3 minus item 4:                                                     $264,074,087.96

     6.   Shared Principal Collections from other Series allocated to Series
          2006-1:                                                                              N/A

     7.   Other amounts Treated as Available Principal Collections:                  $2,685,036.51

     8.   Available Principal Collections
          (total of 5., 6. & 7.):                                                  $266,759,124.47

L. Application of Available Principal Collections during Revolving Period.

     1.   Collateral Invested Amount                                                $90,000,000.00

     2.   Required Collateral Invested Amount                                       $90,000,000.00

     3.   Excess of Collateral Invested Amount over Required Collateral Invested
          Amount:                                                                            $0.00

     4.   Treated as Shared Principal Collections:                                 $266,759,124.47

M. Application of Principal Collections During Accumulation or Amortization
Period.

     1.   Principal Funding Account:                                                           N/A

     2.   Excess of Collateral Invested Amount over Required Collateral Invested
          Amount:                                                                              N/A

     3.   Principal Distribution:                                                              N/A

     4.   Treated as Shared Principal Collections:                                             N/A

N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2006-1

     1.   Excess Spread:                                                            $13,204,525.35

     2.   Excess Finance Charge Collections:                                                 $0.00

     3.   Applied to fund Class A Required Amount:                                           $0.00

     4.   Class A Investor Charge-Offs treated as Available Principal
          Collections:                                                                       $0.00

     5.   Applied to fund Class B overdue Interest:                                          $0.00

     6.   Applied to fund Class B Required Amount:                                     $201,377.74

     7.   Reduction of Class B Invested Amount treated as Available Principal
          Collections:                                                                       $0.00

     8.   Applied to Collateral Monthly Interest:                                      $409,534.38

     9.   Applied to unpaid Monthly Servicing Fee paid to Servicer:                  $1,666,666.67

     10.  Collateral Default Amount treated as Available Principal Collections:        $241,653.29

     11.  Reduction of Collateral Invested Amount treated as Available Principal
          Collections:                                                                       $0.00

     12.  Deposited to Reserve Account:                                                      $0.00

     l3.  Remaining Excess Spread Distributed to Collateral Interest Holder:        $10,685,293.28

O. Yield and Base Rate

     1.   Base Rate
          a.   Current Monthly Period                                                       7.6026%
          b.   Prior Monthly Period                                                         7.2184%
          c.   Second Prior Monthly Period                                                     N/A

     2.   Three Month Average Base Rate                                                        N/A

     3.   Series Adjusted Portfolio Yield
          a.   Current Monthly Period                                                      19.6932%
          b.   Prior Monthly Period                                                        19.2539%
          c.   Second Prior Monthly Period                                                     N/A

     4.   Three Month Average Series Adjusted Portfolio Yield                                  N/A

     5.   Is the 3 month average series adjusted portfolio more than the 3 month
          average base rate:                                                                   Yes

XXIX. Series 2006-2 Certificates

                                              Series       Total Investor     Transferors
A. Investor/Transferor Allocations          Allocations       Interest         Interest
---------------------------------------   --------------   --------------   --------------
Beginning Invested /Transferor Amount     678,113,973.88   500,000,000.00   178,113,973.88
Beginning Adjusted Invested Amount                   N/A   500,000,000.00              N/A
Floating Allocation Percentage                       N/A          73.7339%         26.2661%
Principal Allocation Percentage                      N/A          73.7339%         26.2661%
Collections of Finance Chg. Receivables    13,199,673.62     9,732,636.50     3,467,037.13
Collections of Principal Receivables      179,072,329.18   132,037,043.98    47,035,285.20
Defaulted Amount                            1,820,760.78     1,342,518.25       478,242.52
Ending Invested / Transferor Amounts      673,750,037.23   500,000,000.00   173,750,037.23

                                                                                       Collateral
B. Monthly Period Funding Requirements                  Class A         Class B         Interest         Total
--------------------------------------------------   -------------   -------------   -------------   ------------
Principal Funding Account                                     0.00            0.00            0.00           0.00
Investment Proceeds for Monthly Period                        0.00            0.00            0.00           0.00
Reserve Account Opening Balance                               0.00            0.00            0.00           0.00
Reserve Account Deposit                                       0.00            0.00            0.00           0.00
Reserve Draw Amount                                           0.00            0.00            0.00           0.00
Reserve Account Surplus                                       0.00            0.00            0.00           0.00
Reserve Account Closing Balance                               0.00            0.00            0.00           0.00

LIBOR Determination Date                             July 13, 2006   July 13, 2006   July 13, 2006
Coupon July 17, 2006 - August 14, 2006                      5.3500%         5.5500%         5.6500%
Monthly Interest Due                                  1,950,520.83      127,187.50      164,791.67   2,242,500.00
Outstanding Monthly Interest Due                              0.00            0.00            0.00           0.00
Additional Interest Due                                       0.00            0.00            0.00           0.00
Total Interest Due                                    1,950,520.83      127,187.50      164,791.67   2,242,500.00
Investor Default Amount                               1,174,703.47       73,838.50       93,976.28   1,342,518.25
Investor Monthly Fees Due                               729,166.67       45,833.33       58,333.33     833,333.33
Investor Additional Amounts Due
Total Due                                             3,854,390.97      246,859.34      317,101.28   4,418,351.59

Reallocated Investor Finance Charge Collections                                                      9,941,379.68
Interest and Principal Funding Investment Proceeds                                                           0.00
Interest on Reserve Account                                                                                  0.00
Series Adjusted Portfolio Yield                                                                           20.2489%
Base Rate                                                                                                  7.7426%
Excess Spread Percentage                                                                                  13.2553%

                                                                                  Collateral
C. Certificates - Balances and Distributions       Class A         Class B         Interest          Total
--------------------------------------------   --------------   -------------   -------------   --------------
Beginning Certificates Balance                 437,500,000.00   27,500,000.00   35,000,000.00   500,000,000.00
Interest Distributions                           1,950,520.83      127,187.50      164,791.67     2,242,500.00
Principal Deposits - Prin. Funding Account               0.00            0.00            0.00             0.00
Principal Distributions                                  0.00            0.00            0.00             0.00
Total Distributions                              1,950,520.83      127,187.50      164,791.67     2,242,500.00
Ending Certificates Balance                    437,500,000.00   27,500,000.00   35,000,000.00   500,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

     1.   Total amount of the distribution                                                   $4.46

     2.   Amount of the distribution in respect of Class A Monthly Interest:                 $4.46

     3.   Amount of the distribution in respect of Class A Outstanding Monthly
          Interest                                                                           $0.00

     4.   Amount of the distribution in respect of Class A Additional Interest:              $0.00

     5.   Amount of the distribution in respect of Class A Principal:                        $0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor
Charge-Offs on such Distribution Date.

     1.   Total amount of Class A Investor Charge-Offs:                                      $0.00

     2.   Amount of Class A Investor Charge- Offs per $1,000 original
          certificate principal amount:                                                      $0.00

     3.   Total amount reimbursed in respect of Class A Investor Charge-Offs:                $0.00

     4.   Amount reimbursed in respect of Class A Investor Charge-Offs per
          $1,000 original certificate principal amount:                                      $0.00

     5.   The amount, if any, by which the outstanding principal balance of the
          Class A Certificates exceeds the Class A Invested Amount after giving
          effect to all transactions on such Distribution Date:                              $0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

     1.   The total amount of the distribution:                                              $4.63

     2.   Amount of the distribution in respect of class B monthly interest:                 $4.63

     3.   Amount of the distribution in respect of class B outstanding monthly
          interest:                                                                          $0.00

     4.   Amount of the distribution in respect of class B additional interest:              $0.00

     5.   Amount of the distribution in respect of class B principal:                        $0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

     1.   The amount of reductions in Class B Invested Amount pursuant to
          clauses c), (d), and (e) of the definition of Class B Invested Amount:             $0.00

     2.   The amount of reductions in the Class B Invested Amount set forth in
          paragraph 1 above, per $1,000 original certificate principal amount:               $0.00

     3.   The total amount reimbursed in respect of such reductions in the Class
          B Invested Amount:                                                                 $0.00

     4.   The amount set forth in paragraph 3 above, per $1,000 original
          certificate principal amount:                                                      $0.00

     5.   The amount, if any, by which the outstanding principal balance of the
          Class B Certificates exceeds the Class B Invested Amount after giving
          effect to all transactions on such Distribution Date:                              $0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

     1.   Total amount distributed to the Collateral Interest Holder:                $5,687,819.76

     2.   Amount distributed in respect of Collateral Monthly Interest:                $164,791.67

     3.   Amount distributed in respect of Collateral Additional Interest:                   $0.00

     4.   The amount distributed to the Collateral Interest Holder in respect of
          principal on the Collateral Invested Amount:                                       $0.00

     5.   The amount distributed to the Collateral Interest Holder in respect of
          remaining Excess Spread:                                                   $5,523,028.09

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c),
(d), and (e) of the definition of Collateral Invested Amount.

     1.   The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested
          Amount:                                                                            $0.00

     2.   The total amount reimbursed in respect of such reductions in the
          Collateral Invested Amount:                                                        $0.00


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

J. Application of Reallocated Investor Finance Charge Collections.

     1.   Class A Available Funds:                                                   $8,698,707.22

          a.   Class A Monthly Interest:                                             $1,950,520.83
          b.   Class A Outstanding Monthly Interest:                                         $0.00
          c.   Class A Additional Interest:                                                  $0.00
          d.   Class A Investor Default Amount
               (Treated as Available Principal Collections):                         $1,174,703.47
          e.   Excess Spread:                                                        $5,573,482.91

     2.   Class B Available Funds:                                                     $546,775.88

          a.   Class B Monthly Interest:                                               $127,187.50
          b.   Class B Outstanding Monthly Interest:                                         $0.00
          c.   Class B Additional Interest:                                                  $0.00
          d.   Excess Spread:                                                          $419,588.38

     3.   Collateral Available Funds:                                                  $695,896.58

          a.   Excess Spread:                                                          $695,896.58

     4.   Total Excess Spread:                                                       $6,688,967.87

K. Reallocated Principal Collections.

     1.   Principal Allocation Percentage:                                                 73.7339%

     2.   Series 2006-2 Allocable Principal Collections:                           $179,072,329.18

     3.   Principal Allocation Percentage of Series 2006-2 Allocable Principal
          Collections:                                                             $132,037,043.98

     4.   Reallocated Principal Collections Required to fund the Required
          Amount:                                                                            $0.00

     5.   Item 3 minus item 4:                                                     $132,037,043.98

     6.   Shared Principal Collections from other Series allocated to Series
          2006-2:                                                                              N/A

     7.   Other amounts Treated as Available Principal Collections:                  $1,342,518.25

     8.   Available Principal Collections
          (total of 5., 6. & 7.):                                                  $133,379,562.23

L. Application of Available Principal Collections during Revolving Period.

     1.   Collateral Invested Amount                                                $35,000,000.00

     2.   Required Collateral Invested Amount                                       $35,000,000.00

     3.   Excess of Collateral Invested Amount over Required Collateral Invested
          Amount:                                                                            $0.00

     4.   Treated as Shared Principal Collections:                                 $133,379,562.23
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

M. Application of Principal Collections During Accumulation or Amortization
Period.

     1.   Principal Funding Account:                                                           N/A

     2.   Excess of Collateral Invested Amount over Required Collateral Invested
          Amount:                                                                              N/A

     3.   Principal Distribution:                                                              N/A

     4.   Treated as Shared Principal Collections:                                             N/A

N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2006-2

     1.   Excess Spread:                                                             $6,688,967.87

     2.   Excess Finance Charge Collections:                                                 $0.00

     3.   Applied to fund Class A Required Amount:                                           $0.00

     4.   Class A Investor Charge-Offs treated as Available Principal
          Collections:                                                                       $0.00

     5.   Applied to fund Class B overdue Interest:                                          $0.00

     6.   Applied to fund Class B Required Amount:                                      $73,838.50

     7.   Reduction of Class B Invested Amount treated as Available Principal
          Collections:                                                                       $0.00

     8.   Applied to Collateral Monthly Interest:                                      $164,791.67

     9.   Applied to unpaid Monthly Servicing Fee paid to Servicer:                    $833,333.33

     10.  Collateral Default Amount treated as Available Principal Collections:         $93,976.28

     11.  Reduction of Collateral Invested Amount treated as Available Principal
          Collections:                                                                       $0.00

     12.  Deposited to Reserve Account:                                                      $0.00

     l3.  Remaining Excess Spread Distributed to Collateral Interest Holder:         $5,523,028.09

O. Yield and Base Rate

     1.   Base Rate

          a.   Current Monthly Period                                                       7.7426%
          b.   Prior Monthly Period                                                         7.3578%
          c.   Second Prior Monthly Period                                                     N/A

     2.   Three Month Average Base Rate                                                        N/A

     3.   Series Adjusted Portfolio Yield

          a.   Current Monthly Period                                                      20.2489%
          b.   Prior Monthly Period                                                        19.9411%
          c.   Second Prior Monthly Period                                                     N/A

     4.   Three Month Average Series Adjusted Portfolio Yield                                  N/A

     5.   Is the 3 month average series adjusted portfolio more than the 3 month
          average base rate:                                                                   Yes
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